UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Institutional S&P 500 Stock Index Fund

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Tax Managed Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
January 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - .2%
Ally Auto Receivables Trust,
Ser. 2015-2, Cl. A4	1.84	6/15/20	1,000,000		1,004,548
Fifth Third Auto Trust,
Ser. 2014-3, Cl. A4	1.47	5/17/21	800,000		800,647
Ford Credit Auto Lease Trust,
Ser. 2015-A, Cl. A4	1.31	8/15/18	1,000,000		1,000,264
Ford Credit Auto Owner Trust,
Ser. 2016-B, Cl. A3	1.33	10/15/20	1,000,000		995,687
Volkswagen Auto Lease Trust,
Ser. 2015-A, Cl. A4	1.42	7/22/19	1,000,000		998,084
World Omni Auto Receivables Trust,
Ser. 2013-B, Cl. A3	0.83	8/15/18	48,646		48,638
					4,847,868
Asset-Backed Ctfs./Credit Cards - .3%
Capital One Multi-Asset Execution Trust,
Ser. 2015-A1, Cl. A	1.39	1/15/21	2,000,000		2,001,122
Chase Issuance Trust,
Ser. 2014-A7, Cl. A7	1.38	11/15/19	1,300,000		1,300,995
Chase Issuance Trust,
Ser. 2015-A5, Cl. A5	1.36	4/15/20	408,000		407,943
Chase Issuance Trust,
Ser. 2016-A2, Cl. A	1.37	6/15/21	1,000,000		992,263
Citibank Credit Card Issuance Trust,
Ser. 2004-A8, Cl. A8	1.73	4/9/20	500,000		502,160
Citibank Credit Card Issuance Trust,
Ser. 2014-A5, Cl. A5	2.68	6/7/23	1,000,000		1,019,714
					6,224,197
Commercial Mortgage Pass-Through Ctfs. - 1.1%
Citigroup Commercial Mortgage Trust,
Ser. 2014-GC19, Cl. A2	2.79	3/10/47	1,250,000		1,272,197
Citigroup Commercial Mortgage Trust,
Ser. 2014-GC23, Cl. A4	3.62	7/10/47	1,000,000		1,040,978
Citigroup Commercial Mortgage Trust,
Ser. 2015-CG33, Cl. AAB	3.52	9/10/58	700,000		728,654
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. B	5.16	10/10/46	750,000	[a]	832,406
Commercial Mortgage Trust,
Ser. 2014-CR16, Cl. A4	4.05	4/10/47	1,200,000		1,281,738
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. A4	3.18	2/10/48	2,025,000		2,047,421
Commercial Mortgage Trust,
Ser. 2016-CR28, Cl. A4	3.76	2/10/49	1,035,000		1,078,027
GS Mortgage Securities Trust,
Ser. 2014-GC18, Cl. A3	3.80	1/10/47	500,000		525,444
GS Mortgage Securities Trust,
Ser. 2015-GC28, Cl. AAB	3.21	2/10/48	750,000		754,355
J.P. Morgan Chase Commercial Mortgage
Securities Corp.,
Ser. 2012-LC9, Cl. A5	2.84	12/15/47	1,000,000		1,009,398

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Commercial Mortgage Pass-Through Ctfs. - 1.1% (continued)
JPMBB Commercial Mortgage Securities
Trust,
Ser. 2013-C15, Cl. A5	4.13	11/15/45	500,000	538,287
JPMBB Commercial Mortgage Securities
Trust,
Ser. 2014-C24, Cl. A5	3.64	11/15/47	1,725,000	1,790,892
JPMBB Commercial Mortgage Securities
Trust,
Ser. 2015-C33, Cl. A4	3.77	12/15/48	2,000,000	2,084,846
Morgan Stanley Bank of America Merrill
Lynch Trust,
Ser. 2013-C10, Cl. A1	1.39	7/15/46	5,762	5,760
Morgan Stanley Bank of America Merrill
Lynch Trust,
Ser. 2013-C8, Cl. A4	3.13	12/15/48	1,000,000	1,022,107
Morgan Stanley Bank of America Merrill
Lynch Trust,
Ser. 2015-C20, Cl. A4	3.25	2/15/48	1,175,000	1,186,522
Morgan Stanley Bank of America Merrill
Lynch Trust,
Ser. 2015-C21, Cl. ASB	3.15	3/15/48	1,000,000	1,028,468
Morgan Stanley Capital I Trust,
Ser. 2012-C4, Cl. AS	3.77	3/15/45	720,000	753,918
SG Commercial Mortgage Securities Trust,
Ser. 2016-C5, Cl. A4	3.06	10/10/48	2,000,000	1,954,409
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	492,944	514,812
UBS-Barclays Commercial Mortgage Trust,
Ser. 2012-C3, Cl. A4	3.09	8/10/49	500,000	512,837
UBS-Barclays Commercial Mortgage Trust,
Ser. 2012-C4, Cl. A5	2.85	12/10/45	500,000	504,932
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C6, Cl. A4	3.24	4/10/46	1,412,000	1,448,950
WF-RBS Commercial Mortgage Trust,
Ser. 2012-C7, Cl. A1	2.30	6/15/45	650,044	655,721
WF-RBS Commercial Mortgage Trust,
Ser. 2013-C14, Cl. ASB	2.98	6/15/46	1,500,000	1,534,693
WF-RBS Commercial Mortgage Trust,
Ser. 2014-C20, Cl. A2	3.04	5/15/47	1,000,000	1,024,379
				27,132,151
Consumer Discretionary - 2.8%
21st Century Fox America,
Gtd. Debs.	8.25	8/10/18	150,000	164,058
21st Century Fox America,
Gtd. Debs.	7.75	12/1/45	100,000	137,307
21st Century Fox America,
Gtd. Notes	3.70	10/15/25	500,000	506,488
21st Century Fox America,
Gtd. Notes	6.20	12/15/34	250,000	293,603
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	360,000	448,937
21st Century Fox America,
Gtd. Notes	4.75	9/15/44	500,000	501,296
21st Century Fox America,
Gtd. Notes, Ser. WI	3.70	9/15/24	750,000	759,898
Alibaba Group Holding,
Gtd. Notes	3.13	11/28/21	290,000	291,837

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 2.8% (continued)
Alibaba Group Holding,
Gtd. Notes	3.60	11/28/24	750,000		746,914
Amazon.com,
Sr. Unscd. Notes	2.60	12/5/19	1,000,000		1,020,135
Autonation,
Gtd. Notes	6.75	4/15/18	300,000		316,309
AutoZone,
Sr. Unscd. Notes	3.13	4/21/26	500,000		478,216
Bed Bath & Beyond,
Sr. Unscd. Notes	3.75	8/1/24	1,000,000	[b]	986,150
BorgWarner,
Sr. Unscd. Notes	3.38	3/15/25	1,000,000		992,175
California Institute of Technology,
Unscd. Bonds	4.32	8/1/45	110,000		115,927
Carnival,
Gtd. Notes	3.95	10/15/20	300,000		316,720
CBS,
Gtd. Debs.	7.88	7/30/30	300,000		404,290
CBS,
Gtd. Notes	5.50	5/15/33	250,000		265,319
CBS,
Gtd. Notes	4.90	8/15/44	240,000		244,123
Charter Communications Operating,
Sr. Scd. Notes	4.91	7/23/25	910,000		955,781
Charter Communications Operating,
Sr. Scd. Notes	6.48	10/23/45	500,000		570,373
Colgate-Palmolive,
Sr. Unscd. Notes	2.45	11/15/21	1,000,000		1,010,331
Comcast,
Gtd. Bonds	4.75	3/1/44	500,000		531,638
Comcast,
Gtd. Notes	5.70	7/1/19	500,000		545,701
Comcast,
Gtd. Notes	2.85	1/15/23	300,000		298,295
Comcast,
Gtd. Notes	2.75	3/1/23	100,000		98,718
Comcast,
Gtd. Notes	3.38	8/15/25	730,000		728,992
Comcast,
Gtd. Notes	4.25	1/15/33	500,000		510,298
Comcast,
Gtd. Notes	4.40	8/15/35	340,000		352,275
Comcast,
Gtd. Notes	6.45	3/15/37	650,000		826,684
Comcast,
Gtd. Notes	4.60	8/15/45	410,000		419,741
Comcast Cable Communications,
Gtd. Notes	9.46	11/15/22	304,000		409,616
Costco Wholesale,
Sr. Unscd. Notes	2.25	2/15/22	500,000		496,636
CVS Health,
Sr. Unscd. Bonds	2.25	8/12/19	1,000,000		1,005,746
CVS Health,
Sr. Unscd. Notes	2.80	7/20/20	680,000		689,522
CVS Health,
Sr. Unscd. Notes	2.88	6/1/26	750,000		712,389

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Consumer Discretionary - 2.8% (continued)
CVS Health,
Sr. Unscd. Notes	5.13	7/20/45	480,000	528,456
Delphi Automotive,
Gtd. Notes	4.25	1/15/26	750,000	773,864
Discovery Communications,
Gtd. Notes	6.35	6/1/40	700,000	751,271
Dollar General,
Sr. Unscd. Notes	1.88	4/15/18	500,000	500,872
Duke University,
Unscd. Bonds	3.30	10/1/46	750,000	673,993
Ford Motor,
Sr. Unscd. Notes	4.75	1/15/43	500,000	469,436
Ford Motor,
Sr. Unscd. Notes	5.29	12/8/46	160,000	159,708
General Motors,
Sr. Unscd. Notes	6.60	4/1/36	345,000	398,998
General Motors,
Sr. Unscd. Notes	5.20	4/1/45	340,000	333,635
Grupo Televisa,
Sr. Unscd. Notes	5.00	5/13/45	750,000	644,680
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	750,000	760,782
Home Depot,
Sr. Unscd. Notes	2.00	4/1/21	720,000	715,884
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	1,150,000	1,435,508
Home Depot,
Sr. Unscd. Notes	5.40	9/15/40	437,000	520,523
Home Depot,
Sr. Unscd. Notes	4.88	2/15/44	500,000	559,558
Home Depot,
Sr. Unscd. Notes	3.50	9/15/56	120,000	103,987
Interpublic Group,
Sr. Unscd. Notes	4.20	4/15/24	500,000	514,416
Kohl's,
Sr. Unscd. Notes	4.75	12/15/23	500,000	509,748
Kroger,
Sr. Unscd. Notes	3.30	1/15/21	300,000	307,816
Lowe's Cos.,
Sr. Unscd. Notes	3.88	9/15/23	500,000	532,362
Lowe's Cos.,
Sr. Unscd. Notes	3.13	9/15/24	1,500,000	1,506,712
Lowe's Cos.,
Sr. Unscd. Notes	4.38	9/15/45	500,000	518,723
Macy's Retail Holdings,
Gtd. Debs.	6.90	4/1/29	1,000,000	1,090,028
Marriott International,
Sr. Unscd. Notes	3.13	10/15/21	1,000,000	1,014,963
Massachusetts Institute of Technology,
Unscd. Notes	5.60	11/15/40	190,000	230,429
Mattel,
Sr. Unscd. Notes	2.35	5/6/19	500,000	502,234
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000	1,092,079
McDonald's,
Sr. Unscd. Notes	2.75	12/9/20	585,000	593,552

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 2.8% (continued)
McDonald's,
Sr. Unscd. Notes	4.70	12/9/35	485,000		507,900
McDonald's,
Sr. Unscd. Notes	4.88	12/9/45	465,000		496,009
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	1,500,000		1,642,060
Newell Brands,
Sr. Unscd. Notes	2.60	3/29/19	500,000		506,454
Newell Brands,
Sr. Unscd. Notes	3.15	4/1/21	500,000		508,007
Newell Brands,
Sr. Unscd. Notes	5.50	4/1/46	500,000		566,526
NIKE,
Sr. Unscd. Notes	2.25	5/1/23	300,000		293,139
NIKE,
Sr. Unscd. Notes	3.63	5/1/43	300,000		282,410
Nordstrom,
Sr. Unscd. Bonds	4.75	5/1/20	500,000		532,839
Omnicom Group,
Gtd. Notes	3.63	5/1/22	500,000		515,309
Philip Morris International,
Sr. Unscd. Notes	2.50	8/22/22	1,100,000		1,082,165
President & Fellows of Harvard College,
Unscd. Bonds	3.15	7/15/46	250,000		225,329
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	29,000		37,807
QVC,
Sr. Scd. Notes	5.45	8/15/34	500,000		457,927
Rice University,
Unscd. Bonds	3.57	5/15/45	250,000		240,469
Signet UK Finance,
Gtd. Bonds	4.70	6/15/24	500,000	[b]	484,079
Stanley Black & Decker,
Gtd. Notes	3.40	12/1/21	400,000		414,576
Staples,
Sr. Unscd. Notes	4.38	1/12/23	250,000	[b]	256,410
Starbucks,
Sr. Unscd. Notes	4.30	6/15/45	500,000		525,668
Target,
Sr. Unscd. Notes	2.30	6/26/19	500,000		507,575
Target,
Sr. Unscd. Notes	2.50	4/15/26	750,000		706,945
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	400,000		426,863
Thomson Reuters,
Sr. Unscd. Notes	3.95	9/30/21	300,000		311,556
Tiffany & Co.,
Sr. Unscd. Notes	4.90	10/1/44	400,000		371,586
Time Warner,
Gtd. Notes	4.75	3/29/21	1,500,000		1,606,923
Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000		1,490,529
Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	350,000		401,666
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	495,000		607,809

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 2.8% (continued)
Time Warner Cable,
Gtd. Debs.	4.50	9/15/42	500,000		450,860
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	1,000,000		1,120,878
Time Warner Cos.,
Gtd. Debs.	6.95	1/15/28	325,000		402,801
Under Armour,
Sr. Unscd. Notes	3.25	6/15/26	180,000	[b]	166,409
University of Southern California,
Sr. Unscd. Notes	5.25	2/15/41	40,000		46,002
Viacom,
Sr. Unscd. Notes	2.75	12/15/19	655,000		656,989
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000		251,029
Viacom,
Sr. Unscd. Notes	4.38	3/15/43	750,000		616,619
Walgreens Boots Alliance,
Gtd. Notes	3.30	11/18/21	400,000		408,644
Walgreens Boots Alliance,
Gtd. Notes	4.50	11/18/34	400,000		402,893
Walgreens Boots Alliance,
Sr. Unscd. Notes	3.45	6/1/26	400,000		390,719
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	1,600,000		1,691,214
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000		706,746
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	635,000		847,834
Wal-Mart Stores,
Sr. Unscd. Notes	4.30	4/22/44	1,000,000		1,034,381
Walt Disney,
Sr. Unscd. Notes	2.30	2/12/21	500,000		503,249
Walt Disney,
Sr. Unscd. Notes	3.75	6/1/21	500,000		531,579
Walt Disney,
Sr. Unscd. Notes	3.00	2/13/26	500,000		496,048
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000		203,517
WPP Finance 2010,
Gtd. Notes	3.75	9/19/24	750,000		756,088
Wyndham Worldwide,
Sr. Unscd. Notes	2.50	3/1/18	500,000		503,175
Wyndham Worldwide,
Sr. Unscd. Notes	3.90	3/1/23	500,000		507,214
Xerox,
Sr. Unscd. Notes	3.80	5/15/24	500,000	[b]	487,030
Yale University,
Sr. Unscd. Notes	2.09	4/15/19	300,000		303,674
					66,388,782
Consumer Staples - 1.2%
Altria Group,
Gtd. Notes	2.85	8/9/22	500,000		499,808
Altria Group,
Gtd. Notes	4.00	1/31/24	230,000		241,466
Altria Group,
Gtd. Notes	4.25	8/9/42	1,000,000		970,248

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples - 1.2% (continued)
Anheuser-Busch InBev Finance,
Gtd. Notes	1.90	2/1/19	390,000		390,815
Anheuser-Busch InBev Finance,
Gtd. Notes	2.65	2/1/21	1,799,063		1,811,306
Anheuser-Busch InBev Finance,
Gtd. Notes	2.63	1/17/23	500,000		491,062
Anheuser-Busch InBev Finance,
Gtd. Notes	3.70	2/1/24	1,000,000		1,030,790
Anheuser-Busch InBev Finance,
Gtd. Notes	3.65	2/1/26	1,365,000		1,376,526
Anheuser-Busch InBev Finance,
Gtd. Notes	4.70	2/1/36	1,090,000		1,156,378
Anheuser-Busch InBev Finance,
Gtd. Notes	4.00	1/17/43	700,000		664,764
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	1,315,000		1,413,646
Anheuser-Busch InBev Worldwide,
Gtd. Notes	5.38	1/15/20	1,000,000		1,091,126
Archer-Daniels-Midland,
Sr. Unscd. Notes	5.45	3/15/18	92,000		96,125
Campbell Soup,
Sr. Unscd. Notes	3.30	3/19/25	750,000		753,642
Clorox,
Sr. Unscd. Notes	3.80	11/15/21	200,000		211,357
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	1,500,000		1,566,889
Coca-Cola Femsa,
Gtd. Bonds	2.38	11/26/18	400,000		403,235
Conagra Brands,
Sr. Unscd. Notes	3.20	1/25/23	165,000		165,366
Conagra Brands,
Sr. Unscd. Notes	7.00	10/1/28	350,000		429,524
Diageo Investment,
Gtd. Notes	4.25	5/11/42	500,000		504,748
Dr. Pepper Snapple Group,
Gtd. Notes	6.82	5/1/18	94,000		100,071
JM Smucker,
Gtd. Notes	1.75	3/15/18	400,000		400,802
JM Smucker,
Gtd. Notes	2.50	3/15/20	500,000		504,373
Kellogg,
Sr. Unscd. Notes	4.15	11/15/19	400,000		422,477
Kellogg,
Sr. Unscd. Notes	2.65	12/1/23	600,000		588,220
Kimberly-Clark,
Sr. Unscd. Notes	3.70	6/1/43	500,000		476,515
Kraft Heinz Foods,
Gtd. Notes	2.80	7/2/20	390,000		394,754
Kraft Heinz Foods,
Gtd. Notes	3.50	6/6/22	490,000		500,011
Kraft Heinz Foods,
Gtd. Notes	3.95	7/15/25	360,000		364,370
Kraft Heinz Foods,
Gtd. Notes	7.25	3/15/32	525,000	[a]	641,993
Kraft Heinz Foods,
Gtd. Notes	5.20	7/15/45	270,000		284,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples - 1.2% (continued)
Kraft Heinz Foods,
Gtd. Notes	4.38	6/1/46	860,000		807,338
Kroger,
Gtd. Notes	7.50	4/1/31	800,000		1,076,808
Molson Coors Brewing,
Gtd. Notes	2.10	7/15/21	500,000		488,142
Molson Coors Brewing,
Gtd. Notes	4.20	7/15/46	500,000		463,521
PepsiCo,
Sr. Unscd. Notes	2.15	10/14/20	810,000		813,632
PepsiCo,
Sr. Unscd. Notes	3.50	7/17/25	500,000		516,955
PepsiCo,
Sr. Unscd. Notes	4.88	11/1/40	500,000		562,657
PepsiCo,
Sr. Unscd. Notes	4.45	4/14/46	210,000		224,330
PepsiCo,
Sr. Unscd. Notes	3.45	10/6/46	500,000		452,993
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000		798,870
Philip Morris International,
Sr. Unscd. Notes	4.50	3/20/42	650,000		655,793
Procter & Gamble,
Sr. Unscd. Notes	2.30	2/6/22	500,000		502,707
Reynolds American,
Gtd. Notes	2.30	6/12/18	510,000		513,238
Reynolds American,
Gtd. Notes	5.70	8/15/35	240,000		275,405
Reynolds American,
Gtd. Notes	5.85	8/15/45	510,000		594,797
Sysco,
Gtd. Notes	5.38	9/21/35	350,000		391,212
Tyson Foods,
Gtd. Bonds	5.15	8/15/44	500,000		526,846
					29,612,351
Energy - 2.7%
Anadarko Petroleum,
Sr. Unscd. Notes	3.45	7/15/24	1,000,000	[b]	987,562
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000		181,185
Anadarko Petroleum,
Sr. Unscd. Notes	6.60	3/15/46	500,000		628,998
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000		442,191
Apache,
Sr. Unscd. Notes	4.75	4/15/43	650,000		670,872
Baker Hughes,
Sr. Unscd. Notes, Ser. WI	3.20	8/15/21	382,000		392,048
BP Capital Markets,
Gtd. Notes	3.25	5/6/22	1,200,000		1,226,628
BP Capital Markets,
Gtd. Notes	2.50	11/6/22	1,800,000		1,761,129
Buckeye Partners,
Sr. Unscd. Notes	2.65	11/15/18	250,000		251,886
Canadian Natural Resources,
Sr. Unscd. Notes	3.90	2/1/25	500,000		504,170

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy - 2.7% (continued)
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	430,000		501,015
Chevron,
Sr. Unscd. Notes	1.72	6/24/18	1,000,000		1,003,356
Chevron,
Sr. Unscd. Notes	1.79	11/16/18	675,000		677,956
Chevron,
Sr. Unscd. Notes	2.42	11/17/20	640,000		647,116
Chevron,
Sr. Unscd. Notes	2.10	5/16/21	370,000		366,604
Chevron,
Sr. Unscd. Notes	3.19	6/24/23	400,000		409,718
Chevron,
Sr. Unscd. Notes	3.33	11/17/25	165,000	[b]	167,322
Chevron,
Sr. Unscd. Notes	2.95	5/16/26	295,000		289,324
CNOOC Finance 2013,
Gtd. Notes	3.00	5/9/23	500,000		485,373
Columbia Pipeline Group,
Gtd. Notes	3.30	6/1/20	1,000,000		1,019,963
ConocoPhillips,
Gtd. Notes	2.20	5/15/20	1,000,000	[b]	994,036
ConocoPhillips,
Gtd. Notes	2.40	12/15/22	500,000		486,729
ConocoPhillips,
Gtd. Notes	4.95	3/15/26	500,000		550,001
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	500,000		631,780
ConocoPhillips,
Gtd. Notes	5.95	3/15/46	500,000		615,435
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000		159,314
Devon Energy,
Sr. Unscd. Notes	5.85	12/15/25	71,000		81,596
Devon Energy,
Sr. Unscd. Notes	5.60	7/15/41	650,000		688,589
Enable Midstream Partners,
Sr. Unscd. Notes	5.25	5/15/44	500,000	[a]	455,216
Enbridge Energy Partners,
Sr. Unscd. Notes	5.88	10/15/25	500,000	[b]	557,948
Enbridge Energy Partners,
Sr. Unscd. Notes	5.50	9/15/40	370,000		367,707
Energy Transfer Partners,
Sr. Unscd. Notes	3.60	2/1/23	1,000,000		1,003,235
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	500,000		524,082
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	500,000		477,556
EnLink Midstream Partners,
Sr. Unscd. Notes	4.85	7/15/26	350,000		360,668
Enterprise Products Operating,
Gtd. Notes	3.35	3/15/23	600,000		610,090
Enterprise Products Operating,
Gtd. Notes	3.70	2/15/26	200,000		201,258
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	750,000		722,274

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Energy - 2.7% (continued)
Enterprise Products Operating,
Gtd. Notes	4.90	5/15/46	500,000	513,916
EOG Resources,
Sr. Unscd. Notes	3.90	4/1/35	750,000	726,505
Exxon Mobil,
Sr. Unscd. Notes	1.44	3/1/18	500,000	500,891
Exxon Mobil,
Sr. Unscd. Notes	1.71	3/1/19	565,000	566,390
Exxon Mobil,
Sr. Unscd. Notes	2.22	3/1/21	500,000	501,099
Exxon Mobil,
Sr. Unscd. Notes	4.11	3/1/46	500,000	511,936
Halliburton,
Sr. Unscd. Bonds	6.15	9/15/19	700,000	770,986
Halliburton,
Sr. Unscd. Bonds	3.80	11/15/25	415,000	422,842
Halliburton,
Sr. Unscd. Bonds	4.85	11/15/35	390,000	418,960
Halliburton,
Sr. Unscd. Bonds	5.00	11/15/45	475,000	510,612
Hess,
Sr. Unscd. Bonds	5.60	2/15/41	500,000	517,184
Hess,
Sr. Unscd. Notes	4.30	4/1/27	500,000	500,903
HollyFrontier,
Sr. Unscd. Bonds	5.88	4/1/26	480,000	500,048
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000	719,798
Kinder Morgan,
Gtd. Notes	5.30	12/1/34	1,000,000	1,028,553
Kinder Morgan Energy Partners,
Gtd. Notes	4.15	3/1/22	1,000,000	1,036,058
Kinder Morgan Energy Partners,
Gtd. Notes	3.50	9/1/23	500,000	499,684
Kinder Morgan Energy Partners,
Gtd. Notes	7.40	3/15/31	350,000	422,560
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	3/1/43	300,000	294,228
Marathon Oil,
Sr. Unscd. Notes	5.90	3/15/18	500,000	520,745
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	550,000	623,677
Marathon Petroleum,
Sr. Unscd. Notes	4.75	9/15/44	500,000	449,744
Nexen Energy,
Gtd. Notes	5.88	3/10/35	125,000	141,024
Noble Energy,
Sr. Unscd. Notes	4.15	12/15/21	539,000	566,191
Noble Energy,
Sr. Unscd. Notes	3.90	11/15/24	1,000,000	1,015,848
Occidental Petroleum,
Sr. Unscd. Bonds	3.00	2/15/27	300,000	289,663
Occidental Petroleum,
Sr. Unscd. Notes	4.10	2/15/47	310,000	301,216
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	1,700,000	1,804,633

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy - 2.7% (continued)
ONEOK Partners,
Gtd. Notes	5.00	9/15/23	500,000		544,129
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000		71,443
Phillips 66,
Gtd. Notes	4.88	11/15/44	202,000		213,445
Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/22	1,000,000		1,039,326
Plains All American Pipeline,
Sr. Unscd. Notes	3.85	10/15/23	750,000		756,496
Plains All American Pipeline,
Sr. Unscd. Notes	4.90	2/15/45	500,000		468,411
Regency Energy Partners,
Gtd. Notes	4.50	11/1/23	750,000		778,425
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.88	6/30/26	600,000	[c]	669,000
Sabine Pass Liquefaction,
Sr. Unscd. Notes	5.88	4/15/23	820,000	[a]	893,800
Sabine Pass Liquefaction,
Sr. Unscd. Notes	5.00	3/15/27	600,000	[c]	630,750
Shell International Finance,
Gtd. Notes	4.30	9/22/19	1,600,000		1,698,806
Shell International Finance,
Gtd. Notes	1.88	5/10/21	485,000		475,546
Shell International Finance,
Gtd. Notes	3.25	5/11/25	560,000		558,574
Shell International Finance,
Gtd. Notes	2.88	5/10/26	185,000		177,739
Shell International Finance,
Gtd. Notes	4.13	5/11/35	260,000		263,939
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000		644,661
Shell International Finance,
Gtd. Notes	4.38	5/11/45	620,000		631,940
Shell International Finance,
Gtd. Notes	4.00	5/10/46	255,000		245,774
Shell International Finance,
Gtd. Notes	3.75	9/12/46	500,000		463,046
Spectra Energy Capital,
Gtd. Notes	8.00	10/1/19	225,000		254,941
Spectra Energy Partners,
Sr. Unscd. Notes	5.95	9/25/43	400,000		457,468
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000		1,716,238
Statoil,
Gtd. Notes	2.65	1/15/24	1,000,000		983,366
Statoil,
Gtd. Notes	6.80	1/15/28	350,000		450,049
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000		1,220,868
Sunoco Logistics Partners Operations,
Gtd. Notes	3.45	1/15/23	200,000		198,774
Sunoco Logistics Partners Operations,
Gtd. Notes	4.95	1/15/43	200,000		189,730
Tennessee Gas Pipeline,
Gtd. Debs.	7.00	10/15/28	390,000		464,286

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy - 2.7% (continued)
Tennessee Gas Pipeline,
Gtd. Debs.	7.63	4/1/37	70,000		85,092
Total Capital,
Gtd. Notes	2.13	8/10/18	750,000		757,004
Total Capital,
Gtd. Notes	4.45	6/24/20	900,000		970,000
Total Capital International,
Gtd. Notes	2.75	6/19/21	500,000		506,825
Total Capital International,
Gtd. Notes	3.75	4/10/24	340,000		355,751
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	500,000		520,424
TransCanada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000		94,914
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000		948,777
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000		216,401
Valero Energy,
Sr. Unscd. Notes	6.63	6/15/37	615,000		729,697
Williams Partners,
Sr. Unscd. Notes	4.13	11/15/20	1,000,000		1,046,218
Williams Partners,
Sr. Unscd. Notes	4.00	9/15/25	100,000		100,812
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	800,000		907,188
XTO Energy,
Gtd. Notes	6.75	8/1/37	625,000		852,395
					64,030,292
Financials - 8.0%
AEP Texas Central Transition Funding,
Sr. Scd. Bonds, Ser. A-4	5.17	1/1/20	80,827		82,841
AerCap Ireland Capital,
Gtd. Notes	3.95	2/1/22	500,000		510,360
AerCap Ireland Capital,
Gtd. Notes	3.50	5/26/22	500,000		500,685
Affiliated Managers Group,
Sr. Unscd. Notes	3.50	8/1/25	500,000		479,356
Aflac,
Sr. Unscd. Notes	3.63	6/15/23	600,000		622,459
Air Lease,
Sr. Unscd. Notes	3.38	1/15/19	350,000	[b]	357,415
Air Lease,
Sr. Unscd. Notes	3.75	2/1/22	100,000		102,744
Allstate,
Sub. Debs.	5.75	8/15/53	300,000	[a]	316,688
American Express,
Sr. Unscd. Notes	1.55	5/22/18	1,000,000		997,896
American Express,
Sub. Notes	3.63	12/5/24	500,000		505,912
American Express Credit,
Sr. Unscd. Notes	2.25	8/15/19	750,000		755,417
American Honda Finance,
Sr. Unscd. Bonds	2.15	3/13/20	750,000		750,158
American International Group,
Sr. Unscd. Notes	2.30	7/16/19	1,000,000		1,006,992

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 8.0% (continued)
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	900,000		982,270
American International Group,
Sr. Unscd. Notes	3.90	4/1/26	750,000		757,558
American International Group,
Sr. Unscd. Notes	3.88	1/15/35	1,000,000		930,421
Aon,
Gtd. Notes	4.60	6/14/44	500,000		496,492
Australia & New Zealand Banking Group,
Sr. Unscd. Bonds	1.60	7/15/19	1,000,000		988,151
Australia & New Zealand Banking Group,
Sr. Unscd. Notes	2.30	6/1/21	350,000		345,315
AXA,
Sub. Bonds	8.60	12/15/30	165,000		228,938
Bank of America,
Sr. Unscd. Bonds	2.63	4/19/21	1,110,000		1,102,602
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	965,000		1,009,092
Bank of America,
Sr. Unscd. Notes	1.95	5/12/18	1,000,000		1,002,298
Bank of America,
Sr. Unscd. Notes	1.75	6/5/18	500,000		500,378
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	800,000		878,894
Bank of America,
Sr. Unscd. Notes	2.15	11/9/20	500,000		491,599
Bank of America,
Sr. Unscd. Notes	2.50	10/21/22	500,000		483,742
Bank of America,
Sr. Unscd. Notes	3.30	1/11/23	1,000,000		1,002,562
Bank of America,
Sr. Unscd. Notes	4.13	1/22/24	1,000,000		1,038,363
Bank of America,
Sr. Unscd. Notes	3.50	4/19/26	1,030,000		1,014,312
Bank of America,
Sr. Unscd. Notes	3.25	10/21/27	500,000		471,510
Bank of America,
Sr. Unscd. Notes	3.82	1/20/28	310,000	[a]	308,368
Bank of America,
Sr. Unscd. Notes	5.00	1/21/44	500,000		544,490
Bank of America,
Sr. Unscd. Notes	4.44	1/20/48	250,000	[a]	250,068
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	400,000		403,868
Bank of America,
Sub. Notes	4.20	8/26/24	800,000		813,949
Bank of America,
Sub. Notes	4.75	4/21/45	500,000		500,982
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	900,000		894,391
Bank of Montreal,
Sr. Unscd. Notes	1.80	7/31/18	500,000		500,745
Bank of Nova Scotia,
Sr. Unscd. Notes	2.80	7/21/21	1,000,000		1,010,294
Bank of Nova Scotia,
Sub. Notes	4.50	12/16/25	1,000,000		1,035,622

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financials - 8.0% (continued)
Barclays,
Sr. Unscd. Notes	3.20	8/10/21	500,000	497,582
Barclays,
Sr. Unscd. Notes	3.65	3/16/25	750,000	724,906
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	200,000	201,296
Barclays,
Sr. Unscd. Notes	4.34	1/10/28	200,000	199,579
Barclays Bank,
Sub. Notes	5.14	10/14/20	1,000,000	1,063,879
BB&T,
Sr. Unscd. Notes	2.45	1/15/20	1,000,000	1,009,388
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	1,770,000	1,865,745
Berkshire Hathaway,
Sr. Unscd. Notes	2.10	8/14/19	500,000	504,996
Berkshire Hathaway,
Sr. Unscd. Notes	2.20	3/15/21	600,000	600,253
Berkshire Hathaway,
Sr. Unscd. Notes	2.75	3/15/23	500,000	499,801
Berkshire Hathaway,
Sr. Unscd. Notes	3.13	3/15/26	500,000	496,313
Berkshire Hathaway Finance,
Gtd. Notes	5.75	1/15/40	675,000	835,024
BlackRock,
Sr. Unscd. Notes	3.50	3/18/24	500,000	516,349
BlackRock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	500,000	542,454
BNP Paribas,
Gtd. Notes	5.00	1/15/21	1,400,000	1,526,197
BPCE,
Gtd. Notes	2.50	7/15/19	1,000,000	1,006,370
BPCE,
Gtd. Notes	4.00	4/15/24	200,000	207,744
Capital One Financial,
Sr. Unscd. Notes	2.45	4/24/19	1,000,000	1,008,414
Capital One Financial,
Sr. Unscd. Notes	4.75	7/15/21	730,000	789,121
Capital One Financial,
Sub. Notes	3.75	7/28/26	750,000	726,159
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	679,411
Chubb INA Holdings,
Gtd. Notes	3.35	5/15/24	250,000	254,300
Citigroup,
Sr. Unscd. Notes	2.15	7/30/18	940,000	943,413
Citigroup,
Sr. Unscd. Notes	2.40	2/18/20	1,250,000	1,250,631
Citigroup,
Sr. Unscd. Notes	2.65	10/26/20	1,750,000	1,754,601
Citigroup,
Sr. Unscd. Notes	2.90	12/8/21	500,000	498,861
Citigroup,
Sr. Unscd. Notes	3.75	6/16/24	1,000,000	1,018,270
Citigroup,
Sr. Unscd. Notes	4.60	3/9/26	500,000	513,985

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 8.0% (continued)
Citigroup,
Sr. Unscd. Notes	3.20	10/21/26	1,000,000		949,838
Citigroup,
Sr. Unscd. Notes	3.89	1/10/28	340,000	[a]	340,312
Citigroup,
Sr. Unscd. Notes	6.63	1/15/28	100,000		119,421
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	350,000		362,467
Citigroup,
Sub. Notes	4.05	7/30/22	1,750,000		1,822,656
Citigroup,
Sub. Notes	5.50	9/13/25	500,000		546,272
Citigroup,
Sub. Notes	4.13	7/25/28	500,000		491,328
Citizens Bank,
Sr. Unscd. Notes	2.45	12/4/19	1,000,000		1,005,780
CME Group,
Sr. Unscd. Notes	3.00	3/15/25	500,000		498,546
Comerica,
Sub. Notes	3.80	7/22/26	500,000		494,245
Commonwealth Bank of Australia,
Sr. Unscd. Notes	2.50	9/20/18	650,000		657,588
Cooperatieve Rabobank,
Gtd. Notes	2.50	1/19/21	1,500,000		1,499,266
Cooperatieve Rabobank,
Gtd. Notes	3.95	11/9/22	1,000,000		1,024,346
Cooperatieve Rabobank,
Gtd. Notes	5.25	5/24/41	500,000		583,962
Credit Suisse,
Sr. Unscd. Notes	4.38	8/5/20	1,000,000		1,057,449
Credit Suisse,
Sr. Unscd. Notes	3.63	9/9/24	500,000		502,705
Credit Suisse,
Sub. Notes	6.00	2/15/18	1,000,000		1,040,183
Credit Suisse Group Funding,
Gtd. Notes	3.13	12/10/20	500,000		500,421
Credit Suisse Group Funding,
Gtd. Notes	3.75	3/26/25	1,000,000		974,584
Credit Suisse Group Funding,
Gtd. Notes	4.88	5/15/45	280,000		283,634
Deutsche Bank London,
Sr. Unscd. Notes	2.50	2/13/19	1,000,000		999,660
Discover Bank,
Sr. Unscd. Bonds	2.00	2/21/18	500,000		500,410
Discover Bank,
Sr. Unscd. Notes	4.25	3/13/26	800,000		816,543
Discover Bank,
Sr. Unscd. Notes	3.45	7/27/26	500,000		481,903
Fidelity National Information Services,
Gtd. Notes	2.00	4/15/18	500,000		501,075
Fidelity National Information Services,
Sr. Unscd. Notes	3.63	10/15/20	450,000		465,850
Fidelity National Information Services,
Sr. Unscd. Notes	5.00	10/15/25	350,000		381,098
Fifth Third Bancorp,
Sr. Unscd. Notes	3.50	3/15/22	1,000,000		1,027,438

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financials - 8.0% (continued)
First American Financial,
Sr. Unscd. Notes	4.60	11/15/24	500,000	499,983
First Republic Bank,
Sr. Unscd. Bonds	2.38	6/17/19	500,000	499,619
First Tennessee Bank,
Sr. Unscd. Notes	2.95	12/1/19	500,000	502,731
Fiserv,
Gtd. Notes	4.63	10/1/20	400,000	428,642
Ford Motor Credit,
Sr. Unscd. Notes	2.24	6/15/18	1,070,000	1,074,044
Ford Motor Credit,
Sr. Unscd. Notes	8.13	1/15/20	971,000	1,118,981
Ford Motor Credit,
Sr. Unscd. Notes	3.20	1/15/21	750,000	754,525
Ford Motor Credit,
Sr. Unscd. Notes	3.34	3/18/21	500,000	505,513
Ford Motor Credit,
Sr. Unscd. Notes	4.38	8/6/23	1,250,000	1,297,155
GE Capital International Funding,
Gtd. Notes	2.34	11/15/20	1,000,000	1,003,342
GE Capital International Funding,
Gtd. Notes	4.42	11/15/35	2,250,000	2,364,739
General Electric Capital,
Gtd. Bonds	2.20	1/9/20	500,000	504,960
General Electric Capital,
Gtd. Notes	5.63	5/1/18	1,335,000	1,403,182
General Electric Capital,
Gtd. Notes	4.65	10/17/21	1,400,000	1,540,031
General Electric Capital,
Gtd. Notes	3.10	1/9/23	1,000,000	1,024,676
General Motors Financial,
Gtd. Notes	2.40	4/10/18	910,000	913,729
General Motors Financial,
Gtd. Notes	2.35	10/4/19	1,000,000	991,564
General Motors Financial,
Gtd. Notes	3.20	7/13/20	500,000	504,456
General Motors Financial,
Gtd. Notes	4.38	9/25/21	850,000	886,843
General Motors Financial,
Gtd. Notes	4.30	7/13/25	500,000	499,087
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	713,727
Goldman Sachs Group,
Sr. Unscd. Notes	2.55	10/23/19	1,000,000	1,007,018
Goldman Sachs Group,
Sr. Unscd. Notes	5.38	3/15/20	1,000,000	1,084,210
Goldman Sachs Group,
Sr. Unscd. Notes	2.60	4/23/20	500,000	502,574
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	500,000	503,242
Goldman Sachs Group,
Sr. Unscd. Notes	2.35	11/15/21	500,000	486,632
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	1/22/23	1,000,000	1,021,369
Goldman Sachs Group,
Sr. Unscd. Notes	3.75	5/22/25	1,000,000	1,005,914

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 8.0% (continued)
Goldman Sachs Group,
Sr. Unscd. Notes	3.50	11/16/26	500,000		488,039
Goldman Sachs Group,
Sr. Unscd. Notes	3.85	1/26/27	230,000		230,152
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000		572,662
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	2/1/41	1,000,000		1,251,074
Goldman Sachs Group,
Sub. Notes	4.25	10/21/25	130,000		131,867
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	1,500,000		1,854,645
HSBC Holdings,
Sr. Unscd. Notes	3.40	3/8/21	600,000		611,659
HSBC Holdings,
Sr. Unscd. Notes	5.10	4/5/21	1,500,000		1,624,965
HSBC Holdings,
Sr. Unscd. Notes	4.30	3/8/26	600,000		619,256
HSBC Holdings,
Sr. Unscd. Notes	3.90	5/25/26	295,000		295,236
HSBC Holdings,
Sub. Notes	4.25	3/14/24	500,000		506,151
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000		1,647,144
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000		681,567
Industrial & Commercial Bank of China,
Sr. Unscd. Notes	2.91	11/13/20	750,000		752,083
Industrial & Commercial Bank of China,
Sr. Unscd. Notes	2.45	10/20/21	500,000		489,383
Intercontinental Exchange,
Gtd. Notes	4.00	10/15/23	350,000		370,161
Intesa Sanpaolo,
Gtd. Bonds	5.25	1/12/24	400,000		420,749
Invesco Finance,
Gtd. Notes	4.00	1/30/24	250,000		261,417
Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/27	35,000		38,791
Jefferies Group,
Sr. Unscd. Notes	5.13	1/20/23	500,000		526,867
John Deere Capital,
Sr. Unscd. Notes	1.25	10/9/19	500,000		492,429
John Deere Capital,
Sr. Unscd. Notes	3.15	10/15/21	1,900,000		1,959,004
John Deere Capital,
Sr. Unscd. Notes	2.80	3/6/23	500,000		502,881
JPMorgan Chase & Co.,
Sr. Unscd. Bonds	2.97	1/15/23	1,000,000		994,075
JPMorgan Chase & Co.,
Sr. Unscd. Notes	1.85	3/22/19	1,000,000		998,552
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	1,500,000		1,637,466
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.25	10/15/20	500,000		530,634
JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.40	6/7/21	1,240,000	[b]	1,226,725

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financials - 8.0% (continued)
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.20	1/25/23	1,000,000	1,009,250
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.13	1/23/25	1,500,000	1,470,217
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.90	7/15/25	750,000	770,995
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.30	4/1/26	1,000,000	978,994
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000	837,540
JPMorgan Chase & Co.,
Sub. Notes	3.88	9/10/24	1,000,000	1,009,971
JPMorgan Chase & Co.,
Sub. Notes	4.13	12/15/26	500,000	506,986
JPMorgan Chase & Co.,
Sub. Notes	4.95	6/1/45	750,000	789,175
JPMorgan Chase Bank,
Sr. Unscd. Bonds	1.65	9/23/19	500,000	496,180
KeyBank,
Sr. Unscd. Notes	3.30	6/1/25	400,000	397,436
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	122,562
Lazard Group,
Sr. Unscd. Notes	4.25	11/14/20	250,000	262,734
Legg Mason,
Sr. Unscd. Notes	5.63	1/15/44	200,000	201,100
Lincoln National,
Sr. Unscd. Notes	3.63	12/12/26	500,000	495,785
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	39,000	45,837
Lloyds Banking Group,
Sub. Notes	4.65	3/24/26	750,000	757,099
Llyods Banking Group,
Sub. Notes	4.58	12/10/25	820,000	825,182
Loews,
Sr. Unscd. Notes	2.63	5/15/23	250,000	245,054
Manufacturers & Traders Trust Co.,
Sr. Unscd. Notes	2.10	2/6/20	500,000	500,065
Marsh & McLennan Cos.,
Sr. Unscd. Notes	2.35	3/6/20	500,000	500,928
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000	326,267
Mastercard,
Sr. Unscd. Notes	2.00	4/1/19	500,000	504,000
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000	162,648
MetLife,
Sr. Unscd. Notes	3.60	4/10/24	250,000	256,746
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	700,000	881,786
MetLife,
Sr. Unscd. Notes	4.05	3/1/45	750,000	717,372
Mitsubishi UFJ Financial Group,
Sr. Unscd. Bonds	2.19	9/13/21	500,000	486,733
Mizuho Financial Group,
Sr. Unscd. Bonds	2.27	9/13/21	500,000	486,743

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financials - 8.0% (continued)
Mizuho Financial Group,
Sr. Unscd. Bonds	2.84	9/13/26	500,000	469,964
Morgan Stanley,
Sr. Unscd. Bonds	3.88	1/27/26	1,000,000	1,008,047
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	1,200,000	1,266,156
Morgan Stanley,
Sr. Unscd. Notes	2.13	4/25/18	1,000,000	1,004,513
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000	1,444,724
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	1,000,000	1,086,443
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	500,000	513,737
Morgan Stanley,
Sr. Unscd. Notes	4.00	7/23/25	500,000	511,214
Morgan Stanley,
Sr. Unscd. Notes	3.63	1/20/27	380,000	374,730
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000	407,079
Morgan Stanley,
Sr. Unscd. Notes	6.38	7/24/42	700,000	883,219
Morgan Stanley,
Sr. Unscd. Notes	4.38	1/22/47	500,000	497,062
Morgan Stanley,
Sub. Notes	4.10	5/22/23	1,000,000	1,028,631
Morgan Stanley,
Sub. Notes	3.95	4/23/27	1,000,000	979,347
MUFG Americas Holdings Corp.,
Sr. Unscd. Notes	1.63	2/9/18	500,000	499,681
MUFG Union Bank,
Sr. Unscd. Notes	2.63	9/26/18	500,000	504,985
Nasdaq,
Sr. Unscd. Notes	4.25	6/1/24	500,000	514,638
National Australia Bank,
Sr. Unscd. Bonds	2.50	7/12/26	500,000	462,813
National Australia Bank,
Sr. Unscd. Notes	2.63	7/23/20	260,000	262,147
National Australia Bank,
Sr. Unscd. Notes	2.63	1/14/21	500,000	500,826
National City,
Sub. Notes	6.88	5/15/19	600,000	663,094
National Rural Utilities Cooperative Finance,
Coll. Trust Bonds	5.45	2/1/18	1,100,000	1,142,281
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	700,000	782,823
Northern Trust,
Sub. Notes	3.95	10/30/25	846,000	884,888
PartnerRe Finance,
Gtd. Notes	5.50	6/1/20	159,000	175,136
PNC Bank,
Sr. Unscd. Notes	2.60	7/21/20	1,000,000	1,010,929
PNC Bank,
Sub. Notes	3.80	7/25/23	1,000,000	1,042,940
ProAssurance,
Sr. Unscd. Notes	5.30	11/15/23	350,000	382,830

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 8.0% (continued)
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000		127,876
Progressive,
Sr. Unscd. Notes	4.35	4/25/44	500,000		519,876
Prudential Financial,
Jr. Sub. Notes	5.20	3/15/44	550,000	[a]	555,500
Prudential Financial,
Sr. Unscd. Notes	4.60	5/15/44	2,000,000		2,088,338
Reinsurance Group of America,
Sr. Unscd. Notes	4.70	9/15/23	350,000		374,240
Royal Bank of Canada,
Sr. Unscd. Bonds	2.15	3/6/20	750,000		748,610
Royal Bank of Canada,
Sr. Unscd. Notes	1.80	7/30/18	250,000		250,591
Royal Bank of Canada,
Sr. Unscd. Notes	2.00	12/10/18	500,000		502,307
Santander UK,
Sr. Unscd. Notes	3.05	8/23/18	800,000		814,153
Santander UK,
Sr. Unscd. Notes	2.38	3/16/20	750,000		747,429
Santander UK Group Holdings,
Sr. Unscd. Notes	2.88	10/16/20	1,000,000		1,000,895
Skandinaviska Enskilda,
Sr. Unscd. Bonds	1.50	9/13/19	500,000		491,588
Skandinaviska Enskilda,
Sr. Unscd. Notes	1.88	9/13/21	500,000		483,296
State Street,
Sr. Unscd. Notes	2.55	8/18/20	310,000		313,804
State Street,
Sr. Unscd. Notes	3.70	11/20/23	250,000		262,284
State Street,
Sr. Unscd. Notes	3.55	8/18/25	290,000		296,512
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000		211,417
Sumitomo Mitsui Banking,
Gtd. Bonds	3.00	1/18/23	290,000		289,418
Sumitomo Mitsui Banking,
Gtd. Notes	1.76	10/19/18	500,000		498,477
Sumitomo Mitsui Financial Group,
Sr. Unscd. Notes	3.78	3/9/26	1,000,000		1,012,972
Sumitomo Mitsui Financial Group,
Sr. Unscd. Notes	2.63	7/14/26	500,000		462,075
Sumitomo Mitsui Financial Group,
Sr. Unscd. Notes	3.45	1/11/27	160,000		157,469
SunTrust Bank,
Sr. Unscd. Notes	2.75	5/1/23	500,000		490,650
SunTrust Banks,
Sr. Unscd. Notes	2.35	11/1/18	500,000		504,634
Svenska Handelsbanken,
Gtd. Notes	2.25	6/17/19	1,000,000		1,004,153
Synchrony Financial,
Sr. Unscd. Notes	4.25	8/15/24	1,000,000		1,023,578
TD Ameritrade Holding,
Sr. Unscd. Notes	2.95	4/1/22	500,000		506,064
Toronto-Dominion Bank,
Sr. Unscd. Bonds	2.63	9/10/18	750,000		760,666

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financials - 8.0% (continued)
Toronto-Dominion Bank,
Sr. Unscd. Notes	1.63	3/13/18	1,000,000	1,002,217
Toronto-Dominion Bank,
Sr. Unscd. Notes	2.50	12/14/20	500,000	502,181
Toyota Motor Credit,
Sr. Unscd. Bonds	1.70	2/19/19	500,000	499,932
Toyota Motor Credit,
Sr. Unscd. Notes	2.15	3/12/20	500,000	501,323
Toyota Motor Credit,
Sr. Unscd. Notes	2.63	1/10/23	1,000,000	992,399
Travelers Cos.,
Sr. Unscd. Notes	5.90	6/2/19	500,000	547,467
Travelers Cos.,
Sr. Unscd. Notes	3.90	11/1/20	1,000,000	1,061,519
Trinity Acquisition,
Gtd. Notes	3.50	9/15/21	500,000	506,535
U.S. Bancorp,
Sr. Unscd. Notes	3.00	3/15/22	1,400,000	1,425,894
UBS AG Stamford,
Sr. Unscd. Notes	1.80	3/26/18	1,000,000	1,001,447
Unilever Capital,
Gtd. Notes	2.20	3/6/19	500,000	505,328
Unilever Capital,
Gtd. Notes	5.90	11/15/32	250,000	324,817
Visa,
Sr. Unscd. Notes	2.20	12/14/20	740,000	742,627
Visa,
Sr. Unscd. Notes	3.15	12/14/25	710,000	709,062
Visa,
Sr. Unscd. Notes	4.15	12/14/35	270,000	279,852
Visa,
Sr. Unscd. Notes	4.30	12/14/45	475,000	492,819
Wachovia,
Sr. Unscd. Notes	5.75	2/1/18	750,000	779,829
Wells Fargo & Co.,
Sr. Unscd. Notes	2.15	1/15/19	1,250,000	1,257,527
Wells Fargo & Co.,
Sr. Unscd. Notes	2.10	7/26/21	1,620,000	1,577,260
Wells Fargo & Co.,
Sr. Unscd. Notes	3.07	1/24/23	470,000	469,711
Wells Fargo & Co.,
Sr. Unscd. Notes	3.00	2/19/25	980,000	944,105
Wells Fargo & Co.,
Sr. Unscd. Notes	3.55	9/29/25	500,000	499,894
Wells Fargo & Co.,
Sr. Unscd. Notes	3.00	4/22/26	1,000,000	953,505
Wells Fargo & Co.,
Sr. Unscd. Notes	3.00	10/23/26	500,000	475,013
Wells Fargo & Co.,
Sub. Notes	4.10	6/3/26	500,000	506,623
Wells Fargo & Co.,
Sub. Notes	5.38	11/2/43	500,000	555,121
Wells Fargo & Co.,
Sub. Notes	4.65	11/4/44	1,000,000	1,004,070
Wells Fargo & Co.,
Sub. Notes, Ser. M	3.45	2/13/23	500,000	505,795

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 8.0% (continued)
Wells Fargo Bank,
Sr. Unscd. Notes	2.15	12/6/19	1,000,000		999,720
Westpac Banking,
Sr. Unscd. Notes	4.88	11/19/19	700,000		751,955
Westpac Banking,
Sr. Unscd. Notes	2.60	11/23/20	1,500,000		1,505,725
Westpac Banking,
Sr. Unscd. Notes	2.85	5/13/26	200,000		191,119
Westpac Banking,
Sr. Unscd. Notes	2.70	8/19/26	500,000		471,368
Westpac Banking,
Sub. Bonds	4.63	6/1/18	500,000		517,123
XLIT,
Gtd. Notes	6.38	11/15/24	700,000		819,043
					193,727,400
Foreign/Governmental - 4.3%
African Development Bank,
Sr. Unscd. Notes	1.38	2/12/20	500,000		494,680
African Development Bank,
Sr. Unscd. Notes	2.38	9/23/21	1,000,000		1,008,805
AID-Israel,
Gtd. Bonds	5.50	9/18/23	450,000		533,857
Asian Development Bank,
Sr. Unscd. Bonds	2.13	3/19/25	500,000		482,235
Asian Development Bank,
Sr. Unscd. Notes	1.88	10/23/18	1,750,000		1,765,228
Asian Development Bank,
Sr. Unscd. Notes	1.88	4/12/19	1,000,000		1,008,403
Asian Development Bank,
Sr. Unscd. Notes	2.00	1/22/25	1,000,000		957,252
Canadian Government,
Sr. Unscd. Bonds	1.63	2/27/19	1,000,000		1,005,283
Chilean Government,
Sr. Unscd. Notes	3.13	3/27/25	1,000,000	[b]	998,750
Colombian Government,
Sr. Unscd. Bonds	8.13	5/21/24	500,000		631,875
Colombian Government,
Sr. Unscd. Bonds	6.13	1/18/41	500,000		560,000
Colombian Government,
Sr. Unscd. Bonds	5.00	6/15/45	500,000		491,250
Colombian Government,
Sr. Unscd. Notes	7.38	3/18/19	1,000,000		1,110,500
Colombian Government,
Sr. Unscd. Notes	3.88	4/25/27	500,000		490,625
Corporacion Andina de Fomento,
Sr. Unscd. Notes	8.13	6/4/19	1,000,000		1,129,750
Council Of Europe Development Bank,
Sr. Unscd. Notes	1.75	11/14/19	500,000		500,511
Development Bank of Japan,
Sr. Unscd. Notes	2.00	10/19/21	500,000		484,602
Ecopetrol,
Sr. Unscd. Notes	7.38	9/18/43	1,000,000		1,028,700
European Bank for Reconstruction and
Development,
Sr. Unscd. Bonds	1.75	11/26/19	1,000,000		1,002,221

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 4.3% (continued)
European Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.75	6/14/19	500,000		501,325
European Investment Bank,
Sr. Unscd. Bonds	2.88	9/15/20	2,000,000		2,063,606
European Investment Bank,
Sr. Unscd. Notes	1.25	5/15/18	750,000		749,710
European Investment Bank,
Sr. Unscd. Notes	1.88	3/15/19	1,000,000		1,006,602
European Investment Bank,
Sr. Unscd. Notes	1.25	5/15/19	2,560,000		2,540,004
European Investment Bank,
Sr. Unscd. Notes	1.75	6/17/19	1,500,000		1,505,022
European Investment Bank,
Sr. Unscd. Notes	2.00	3/15/21	1,500,000		1,493,449
European Investment Bank,
Sr. Unscd. Notes	2.25	3/15/22	500,000		499,047
European Investment Bank,
Sr. Unscd. Notes	1.88	2/10/25	1,000,000		945,517
Export Development Canada,
Sr. Unscd. Bonds	1.75	8/19/19	400,000		401,694
Export-Import Bank of Korea,
Sr. Unscd. Bonds	2.88	9/17/18	1,000,000	[b]	1,018,843
Export-Import Bank of Korea,
Sr. Unscd. Notes	1.88	10/21/21	500,000		482,427
Export-Import Bank of Korea,
Sr. Unscd. Notes	4.00	1/14/24	1,500,000		1,577,601
Finnish Government,
Sr. Unscd. Bonds	6.95	2/15/26	25,000		32,220
FMS Wertmanagement,
Gov't Gtd. Notes	1.75	3/17/20	750,000		749,441
Hungarian Government,
Sr. Unscd. Notes	6.38	3/29/21	500,000		560,665
Hungarian Government,
Sr. Unscd. Notes	5.38	2/21/23	500,000		546,290
Hungarian Government,
Sr. Unscd. Notes	7.63	3/29/41	500,000		699,027
Inter-American Development Bank,
Sr. Unscd. Notes	0.88	3/15/18	500,000		498,020
Inter-American Development Bank,
Sr. Unscd. Notes	3.88	9/17/19	2,000,000		2,113,926
Inter-American Development Bank,
Sr. Unscd. Notes	1.75	10/15/19	1,000,000		1,003,108
Inter-American Development Bank,
Sr. Unscd. Notes	2.13	1/18/22	370,000		369,274
Inter-American Development Bank,
Sr. Unscd. Notes	2.13	1/15/25	1,000,000		968,379
Inter-American Development Bank,
Unscd. Notes	4.25	9/10/18	540,000		565,360
International Bank for Reconstruction and
Development,
Sr. Unscd. Bonds	7.63	1/19/23	700,000	[b]	906,694
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.38	4/10/18	500,000		501,056

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 4.3% (continued)
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	0.88	7/19/18	1,325,000		1,318,631
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.00	10/5/18	730,000		727,503
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.88	3/15/19	500,000		504,785
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.88	10/7/19	2,000,000		2,014,044
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.38	5/24/21	665,000	[b]	648,131
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.38	9/20/21	430,000		417,149
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.88	10/7/22	350,000		343,161
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.75	4/19/23	2,000,000		1,932,466
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	2.50	7/29/25	1,000,000		990,115
International Bank for Reconstruction and
Development,
Unscd. Notes	2.00	1/26/22	620,000		616,258
International Finance,
Sr. Unscd. Bonds	1.63	7/16/20	200,000		198,976
International Finance,
Sr. Unscd. Notes	1.75	9/4/18	2,000,000		2,013,048
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	750,000		882,802
Japan Bank for International Cooperation,
Gtd. Bonds	1.88	7/21/26	500,000		458,787
Japan Bank for International Cooperation,
Gtd. Notes	1.88	4/20/21	490,000		480,170
Japan Bank for International Cooperation,
Gtd. Notes	2.75	1/21/26	1,500,000		1,483,893
KFW,
Gov't Gtd. Bonds	4.50	7/16/18	1,100,000		1,150,208
KFW,
Gov't Gtd. Bonds	4.00	1/27/20	2,500,000		2,662,100
KFW,
Gov't Gtd. Bonds	2.50	11/20/24	500,000		498,945
KFW,
Gov't Gtd. Bonds	0.00	6/29/37	250,000	[d]	129,446
KFW,
Gov't Gtd. Notes	1.13	11/16/18	1,000,000		995,174
KFW,
Gov't Gtd. Notes	1.50	2/6/19	1,000,000		1,000,207
KFW,
Gov't Gtd. Notes	4.88	6/17/19	1,000,000		1,075,363

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 4.3% (continued)
KFW,
Gov't Gtd. Notes	1.00	7/15/19	500,000		492,680
KFW,
Gov't Gtd. Notes	1.25	9/30/19	650,000		643,038
KFW,
Gov't Gtd. Notes	1.75	10/15/19	1,000,000		1,002,699
KFW,
Gov't Gtd. Notes	1.63	3/15/21	1,900,000		1,869,340
KFW,
Gov't Gtd. Notes	1.50	6/15/21	765,000		746,366
KFW,
Gov't Gtd. Notes	2.13	3/7/22	620,000		616,214
KFW,
Gov't Gtd. Notes	2.00	5/2/25	1,100,000		1,052,348
Korea Development Bank,
Sr. Unscd. Notes	2.88	8/22/18	500,000		509,446
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes	1.88	9/17/18	1,000,000		1,007,631
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes	2.38	6/10/25	500,000	[b]	492,484
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	950,000		1,029,562
Mexican Government,
Sr. Unscd. Notes	3.63	3/15/22	500,000		506,250
Mexican Government,
Sr. Unscd. Notes	3.60	1/30/25	250,000		243,500
Mexican Government,
Sr. Unscd. Notes	6.75	9/27/34	1,340,000		1,613,588
Mexican Government,
Sr. Unscd. Notes	5.55	1/21/45	850,000		874,862
Mexican Government,
Sr. Unscd. Notes	4.60	1/23/46	1,000,000		911,250
Nordic Investment Bank,
Sr. Unscd. Notes	1.13	3/19/18	750,000		749,098
OeKB,
Gov't Gtd. Notes	1.63	3/12/19	500,000		500,142
OeKB,
Gov't Gtd. Notes	1.50	10/21/20	1,280,000		1,257,636
Panamanian Government,
Sr. Unscd. Bonds	5.20	1/30/20	200,000		216,500
Panamanian Government,
Sr. Unscd. Bonds	3.75	3/16/25	500,000		506,250
Panamanian Government,
Sr. Unscd. Bonds	6.70	1/26/36	700,000		869,750
Peruvian Government,
Sr. Unscd. Bonds	7.35	7/21/25	1,000,000	[b]	1,296,000
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/37	370,000		473,045
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	1,000,000		977,880
Petroleos Mexicanos,
Gtd. Bonds	5.50	6/27/44	1,000,000		823,750
Petroleos Mexicanos,
Gtd. Notes	6.00	3/5/20	500,000		531,250
Petroleos Mexicanos,
Gtd. Notes	4.88	1/18/24	1,000,000		967,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 4.3% (continued)
Petroleos Mexicanos,
Gtd. Notes	6.50	3/13/27	380,000	[c]	391,628
Petroleos Mexicanos,
Gtd. Notes	5.63	1/23/46	750,000		627,262
Petroleos Mexicanos,
Gtd. Notes	6.75	9/21/47	500,000		473,100
Philippine Government,
Sr. Unscd. Bonds	6.50	1/20/20	400,000		454,519
Philippine Government,
Sr. Unscd. Bonds	10.63	3/16/25	800,000		1,223,614
Philippine Government,
Sr. Unscd. Bonds	9.50	2/2/30	800,000		1,264,593
Philippine Government,
Sr. Unscd. Bonds	5.00	1/13/37	500,000		576,885
Philippine Government,
Sr. Unscd. Bonds	3.70	2/2/42	750,000		727,240
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	950,000		1,052,143
Polish Government,
Sr. Unscd. Notes	5.00	3/23/22	1,400,000		1,528,940
Province of Alberta Canada,
Sr. Unscd. Notes	1.90	12/6/19	1,000,000		1,001,713
Province of British Columbia Canada,
Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/26	925,000		1,170,234
Province of Manitoba Canada,
Unscd. Debs.	8.88	9/15/21	450,000		563,249
Province of Manitoba Canada,
Unscd. Debs., Ser. CB	8.80	1/15/20	10,000		11,756
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	2,300,000		2,428,216
Province of Quebec Canada,
Bonds, Ser. NJ	7.50	7/15/23	200,000		251,661
Province of Quebec Canada,
Sr. Unscd. Debs., Ser. PD	7.50	9/15/29	550,000		771,401
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000		1,117,800
South African Government,
Sr. Unscd. Notes	4.67	1/17/24	1,000,000		1,013,343
South African Government,
Sr. Unscd. Notes	4.88	4/14/26	500,000		504,133
Swedish Export Credit,
Sr. Unscd. Notes	1.88	6/17/19	400,000		401,453
Uruguayan Government,
Sr. Unscd. Bonds	7.63	3/21/36	300,000		382,560
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	750,000	[b]	795,000
					104,036,698
Health Care - 2.9%
Abbott Laboratories,
Sr. Unscd. Notes	4.13	5/27/20	500,000		524,682
Abbott Laboratories,
Sr. Unscd. Notes	2.90	11/30/21	600,000		599,323
Abbott Laboratories,
Sr. Unscd. Notes	2.55	3/15/22	500,000		487,778
Abbott Laboratories,
Sr. Unscd. Notes	3.75	11/30/26	540,000		533,885

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Health Care - 2.9% (continued)
Abbott Laboratories,
Sr. Unscd. Notes	4.90	11/30/46	600,000	606,932
AbbVie,
Sr. Unscd. Notes	1.80	5/14/18	1,140,000	1,141,951
AbbVie,
Sr. Unscd. Notes	2.90	11/6/22	1,500,000	1,484,137
AbbVie,
Sr. Unscd. Notes	3.60	5/14/25	170,000	168,024
AbbVie,
Sr. Unscd. Notes	3.20	5/14/26	450,000	427,539
AbbVie,
Sr. Unscd. Notes	4.30	5/14/36	235,000	225,198
AbbVie,
Sr. Unscd. Notes	4.40	11/6/42	1,000,000	943,178
AbbVie,
Sr. Unscd. Notes	4.45	5/14/46	160,000	149,876
Actavis Funding,
Gtd. Notes	3.00	3/12/20	795,000	807,890
Actavis Funding,
Gtd. Notes	3.45	3/15/22	750,000	761,243
Actavis Funding,
Gtd. Notes	4.75	3/15/45	750,000	742,511
Actavis Funding,
Sr. Unscd. Notes	3.80	3/15/25	1,000,000	999,752
Aetna,
Sr. Unscd. Notes	3.95	9/1/20	500,000	526,687
Aetna,
Sr. Unscd. Notes	2.40	6/15/21	455,000	457,266
Aetna,
Sr. Unscd. Notes	3.20	6/15/26	435,000	435,691
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000	383,489
Aetna,
Sr. Unscd. Notes	4.75	3/15/44	500,000	529,719
Amgen,
Sr. Unscd. Notes	4.10	6/15/21	2,000,000	2,123,766
Amgen,
Sr. Unscd. Notes	2.60	8/19/26	2,000,000	1,838,470
Amgen,
Sr. Unscd. Notes	4.40	5/1/45	410,000	390,999
Amgen,
Sr. Unscd. Notes	4.66	6/15/51	671,000	655,017
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	750,000	754,544
Anthem,
Sr. Unscd. Notes	3.13	5/15/22	1,700,000	1,699,861
Anthem,
Sr. Unscd. Notes	3.30	1/15/23	1,000,000	1,001,870
AstraZeneca,
Sr. Unscd. Notes	2.38	11/16/20	350,000	351,823
AstraZeneca,
Sr. Unscd. Notes	3.38	11/16/25	285,000	283,198
AstraZeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000	674,077
AstraZeneca,
Sr. Unscd. Notes	4.38	11/16/45	205,000	206,964

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - 2.9% (continued)
Baxalta,
Gtd. Notes	4.00	6/23/25	400,000		402,070
Baxalta,
Gtd. Notes	5.25	6/23/45	350,000		373,172
Baxalta,
Sr. Unscd. Notes	2.88	6/23/20	240,000		242,553
Becton Dickinson,
Sr. Unscd. Notes	3.13	11/8/21	1,000,000		1,023,101
Becton Dickinson,
Sr. Unscd. Notes	3.73	12/15/24	386,000		396,281
Biogen,
Sr. Unscd. Notes	4.05	9/15/25	500,000		514,160
Biogen,
Sr. Unscd. Notes	5.20	9/15/45	240,000		257,581
Boston Scientific,
Sr. Unscd. Notes	6.00	1/15/20	950,000		1,045,216
Bristol-Myers Squibb,
Sr. Unscd. Notes	2.00	8/1/22	750,000	[b]	730,576
Cardinal Health,
Sr. Unscd. Notes	1.70	3/15/18	600,000		600,169
Cardinal Health,
Sr. Unscd. Notes	3.20	3/15/23	500,000		506,988
Cardinal Health,
Sr. Unscd. Notes	4.60	3/15/43	300,000		297,616
Celgene,
Sr. Unscd. Notes	2.25	5/15/19	500,000		501,787
Celgene,
Sr. Unscd. Notes	4.00	8/15/23	750,000		787,821
Celgene,
Sr. Unscd. Notes	3.88	8/15/25	190,000		192,551
Celgene,
Sr. Unscd. Notes	5.00	8/15/45	450,000		466,928
Cigna,
Sr. Unscd. Notes	4.50	3/15/21	1,150,000		1,226,291
Danaher,
Sr. Unscd. Notes	4.38	9/15/45	500,000		525,077
Dignity Health,
Scd. Bonds	2.64	11/1/19	1,000,000		1,008,878
Dignity Health,
Scd. Bonds	5.27	11/1/64	304,000		299,733
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000		892,669
Express Scripts Holdings,
Gtd. Notes	3.40	3/1/27	500,000		466,218
Express Scripts Holdings,
Gtd. Notes	4.80	7/15/46	500,000		471,666
Gilead Sciences,
Sr. Unscd. Notes	1.85	9/4/18	1,000,000		1,004,770
Gilead Sciences,
Sr. Unscd. Notes	4.50	4/1/21	1,000,000		1,082,161
Gilead Sciences,
Sr. Unscd. Notes	2.95	3/1/27	200,000		190,658
Gilead Sciences,
Sr. Unscd. Notes	4.60	9/1/35	190,000		197,414
Gilead Sciences,
Sr. Unscd. Notes	4.80	4/1/44	500,000		521,581

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - 2.9% (continued)
Gilead Sciences,
Sr. Unscd. Notes	4.75	3/1/46	500,000		519,635
Gilead Sciences,
Sr. Unscd. Notes	4.15	3/1/47	220,000		206,452
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000		779,609
GlaxoSmithKline Capital,
Gtd. Notes	2.80	3/18/23	628,000		629,097
GlaxoSmithKline Capital,
Gtd. Notes	4.20	3/18/43	500,000		511,499
Humana,
Sr. Unscd. Notes	3.85	10/1/24	1,000,000		1,016,165
Johnson & Johnson,
Sr. Unscd. Debs.	4.95	5/15/33	170,000		196,387
Johnson & Johnson,
Sr. Unscd. Notes	1.65	3/1/21	525,000		517,443
Johnson & Johnson,
Sr. Unscd. Notes	2.45	3/1/26	380,000		363,501
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000		617,068
Johnson & Johnson,
Sr. Unscd. Notes	3.70	3/1/46	350,000		341,938
Laboratory Corp of America Holdings,
Sr. Unscd. Notes	4.00	11/1/23	750,000		775,429
McKesson,
Sr. Unscd. Notes	4.75	3/1/21	500,000		537,280
Medtronic,
Gtd. Notes	3.50	3/15/25	1,050,000		1,074,354
Medtronic,
Gtd. Notes	4.63	3/15/44	1,000,000		1,068,924
Medtronic,
Gtd. Notes	4.63	3/15/45	500,000		533,502
Memorial Sloan-Kettering Cancer Center,
Sr. Unscd. Notes	4.13	7/1/52	300,000		290,524
Memorial Sloan-Kettering Cancer Center,
Sr. Unscd. Notes	4.20	7/1/55	500,000		494,970
Merck & Co.,
Gtd. Notes	6.75	12/1/33	680,000	[a]	883,035
Merck & Co.,
Sr. Unscd. Notes	1.30	5/18/18	914,000		913,944
Merck & Co.,
Sr. Unscd. Notes	2.75	2/10/25	500,000		492,431
Merck & Co.,
Sr. Unscd. Notes	3.70	2/10/45	350,000		332,401
Merck Sharp & Dohme,
Gtd. Debs.	6.40	3/1/28	150,000		187,746
Mylan,
Gtd. Notes	3.15	6/15/21	430,000	[c]	424,680
Mylan,
Gtd. Notes	3.95	6/15/26	270,000	[c]	256,053
Mylan,
Gtd. Notes	5.40	11/29/43	300,000		288,960
Northwell Healthcare,
Scd. Notes	3.98	11/1/46	500,000		461,022
Novartis Capital,
Gtd. Notes	4.40	5/6/44	940,000		1,010,512

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - 2.9% (continued)
Perrigo,
Sr. Unscd. Notes	2.30	11/8/18	500,000		501,134
Perrigo Finance Unlimited,
Gtd. Notes	4.38	3/15/26	500,000		502,769
Pfizer,
Sr. Unscd. Notes	2.10	5/15/19	1,000,000		1,011,426
Pfizer,
Sr. Unscd. Notes	1.95	6/3/21	355,000	[b]	352,734
Pfizer,
Sr. Unscd. Notes	2.75	6/3/26	470,000		455,772
Pfizer,
Sr. Unscd. Notes	3.00	12/15/26	250,000		245,856
Pfizer,
Sr. Unscd. Notes	4.30	6/15/43	500,000		518,067
Pfizer,
Sr. Unscd. Notes	4.13	12/15/46	300,000		299,983
Quest Diagnostics,
Sr. Unscd. Notes	4.25	4/1/24	300,000		313,901
Quest Diagnostics,
Sr. Unscd. Notes	3.50	3/30/25	500,000		497,430
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	900,000		957,226
Shire Acquisitions Investments Ireland,
Gtd. Notes	1.90	9/23/19	500,000		494,332
St. Jude Medical,
Sr. Unscd. Notes	3.25	4/15/23	500,000		497,192
Stryker,
Sr. Unscd. Bonds	4.38	5/15/44	500,000		494,156
Stryker,
Sr. Unscd. Notes	3.50	3/15/26	500,000		503,936
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	5,000	[b]	5,520
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	500,000		495,728
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes	2.80	7/21/23	1,000,000		938,074
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes	3.15	10/1/26	1,000,000	[b]	909,421
Thermo Fisher Scientific,
Sr. Unscd. Notes	5.30	2/1/44	500,000		562,014
Trinity Health,
Scd. Bonds	4.13	12/1/45	1,000,000		969,531
UnitedHealth Group,
Sr. Unscd. Notes	2.88	12/15/21	350,000		355,795
UnitedHealth Group,
Sr. Unscd. Notes	3.75	7/15/25	330,000		343,130
UnitedHealth Group,
Sr. Unscd. Notes	3.45	1/15/27	500,000		507,319
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000		1,106,974
UnitedHealth Group,
Sr. Unscd. Notes	4.75	7/15/45	280,000		307,787
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000		259,696

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - 2.9% (continued)
Zimmer Biomet Holdings,
Sr. Unscd. Notes	2.00	4/1/18	500,000		501,574
Zimmer Biomet Holdings,
Sr. Unscd. Notes	3.55	4/1/25	500,000		488,958
Zimmer Biomet Holdings,
Sr. Unscd. Notes	4.25	8/15/35	114,000		106,397
Zoetis,
Sr. Unscd. Notes	1.88	2/1/18	500,000		500,771
					70,872,190
Industrials - 1.4%
3M,
Sr. Unscd. Notes	2.25	9/19/26	500,000		469,048
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000		942,175
American Airlines 16-1 AA PTT,
Scd. Notes	3.58	7/15/29	531,216		533,208
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	1,500,000		1,632,160
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000		127,941
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000		141,402
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	6.15	5/1/37	650,000		838,700
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	4.55	9/1/44	750,000		803,059
Burlington Northern Santa Fe,
Sr. Unscd. Notes	3.05	3/15/22	200,000		205,423
Canadian National Railway,
Sr. Unscd. Notes	6.71	7/15/36	650,000		877,417
Canadian Pacific Railway,
Sr. Unscd. Notes	4.50	1/15/22	1,000,000		1,076,615
Canadian Pacific Railway,
Sr. Unscd. Notes	6.13	5/15/45	220,000		260,541
Caterpillar,
Sr. Unscd. Bonds	6.05	8/15/36	237,000		296,243
Caterpillar,
Sr. Unscd. Notes	2.60	6/26/22	1,550,000		1,544,485
Caterpillar,
Sr. Unscd. Notes	4.30	5/15/44	500,000	[b]	524,800
CSX,
Sr. Unscd. Notes	3.70	11/1/23	500,000		519,648
CSX,
Sr. Unscd. Notes	4.75	5/30/42	250,000		263,275
CSX,
Sr. Unscd. Notes	4.50	8/1/54	500,000		491,352
CSX,
Sr. Unscd. Notes	4.25	11/1/66	300,000		268,382
Eaton,
Gtd. Notes	4.15	11/2/42	400,000		395,796
Emerson Electric,
Sr. Unscd. Notes	2.63	2/15/23	260,000		261,725
FedEx,
Gtd. Notes	2.30	2/1/20	500,000		501,052
FedEx,
Gtd. Notes	4.00	1/15/24	250,000		262,901

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Industrials - 1.4% (continued)
FedEx,
Gtd. Notes	4.75	11/15/45	750,000		776,462
Fortive,
Gtd. Notes	2.35	6/15/21	250,000	[c]	246,694
General Electric,
Sr. Unscd. Notes	4.50	3/11/44	1,000,000		1,074,364
Illinois Tool Works,
Sr. Unscd. Notes	3.90	9/1/42	500,000		503,302
Ingersoll-Rand Global Holding,
Gtd. Notes	2.88	1/15/19	225,000		229,239
Johnson Controls International,
Sr. Unscd. Notes	5.13	9/14/45	100,000		108,343
Kansas City Southern,
Gtd. Notes	4.95	8/15/45	300,000		303,839
Keysight Technologies,
Gtd. Notes	3.30	10/30/19	500,000		508,294
Lockheed Martin,
Sr. Unscd. Bonds	3.60	3/1/35	500,000		477,907
Lockheed Martin,
Sr. Unscd. Notes	2.50	11/23/20	420,000		423,746
Lockheed Martin,
Sr. Unscd. Notes	3.55	1/15/26	235,000		238,541
Lockheed Martin,
Sr. Unscd. Notes	4.07	12/15/42	1,000,000		979,715
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000		572,744
Massachusetts Institute of Technology,
Unscd. Bonds	3.89	7/1/16	500,000		430,950
Norfolk Southern,
Sr. Unscd. Bonds, Ser. WI	4.84	10/1/41	700,000		763,644
Norfolk Southern,
Sr. Unscd. Notes	3.85	1/15/24	300,000		313,030
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	2,000		2,287
Northrop Grumman Systems,
Gtd. Notes	7.75	2/15/31	500,000		711,461
Novant Health,
Unscd. Bonds	4.37	11/1/43	230,000		227,132
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000	[b]	200,486
Republic Services,
Gtd. Notes	3.80	5/15/18	500,000		513,275
Republic Services,
Sr. Unscd. Notes	5.25	11/15/21	500,000		556,611
Rockwell Automation,
Sr. Unscd. Notes	2.05	3/1/20	500,000		498,819
Roper Technologies,
Sr. Unscd. Notes	3.80	12/15/26	500,000		499,743
Ryder System,
Sr. Unscd. Notes	2.35	2/26/19	500,000		503,237
S&P Global,
Gtd. Notes	4.40	2/15/26	230,000		241,536
Textron,
Sr. Unscd. Notes	4.00	3/15/26	500,000		508,382
Total System Services,
Sr. Unscd. Notes	4.80	4/1/26	500,000		536,808

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Industrials - 1.4% (continued)
Union Pacific,
Sr. Unscd. Notes	2.75	4/15/23	400,000		399,065
Union Pacific,
Sr. Unscd. Notes	4.75	12/15/43	140,000		152,398
Union Pacific,
Sr. Unscd. Notes	4.82	2/1/44	325,000		359,596
United Airlines 2013-1 PTT,
Pass Thru Certs., Ser.A	4.30	2/15/27	902,156		932,604
United Airlines 2014-2 PTT,
Pass Thru Certs., Ser.A	3.75	3/3/28	282,697		286,937
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	1,600,000		1,654,261
United Parcel Service of America,
Sr. Unscd. Debs.	8.38	4/1/30	10,000	[a]	14,119
United Technologies,
Sr. Unscd. Notes	8.75	3/1/21	50,000		62,070
United Technologies,
Sr. Unscd. Notes	3.10	6/1/22	1,600,000		1,641,506
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000		64,777
United Technologies,
Sr. Unscd. Notes	5.70	4/15/40	650,000		799,098
United Technologies,
Sr. Unscd. Notes	4.50	6/1/42	380,000		400,828
Waste Management,
Gtd. Notes	3.50	5/15/24	500,000		514,887
Xylem,
Sr. Unscd. Notes	4.88	10/1/21	21,000		22,739
Xylem,
Sr. Unscd. Notes	4.38	11/1/46	500,000		492,775
					33,985,599
Information Technology - 1.8%
Alphabet,
Sr. Unscd. Notes	3.63	5/19/21	300,000		319,470
Alphabet,
Sr. Unscd. Notes	2.00	8/15/26	750,000		687,200
Apple,
Sr. Unscd. Notes	1.00	5/3/18	500,000		498,428
Apple,
Sr. Unscd. Notes	2.00	5/6/20	510,000		511,332
Apple,
Sr. Unscd. Notes	2.25	2/23/21	550,000		550,342
Apple,
Sr. Unscd. Notes	2.85	5/6/21	800,000		817,615
Apple,
Sr. Unscd. Notes	2.40	5/3/23	500,000		489,462
Apple,
Sr. Unscd. Notes	3.45	5/6/24	500,000		515,113
Apple,
Sr. Unscd. Notes	3.20	5/13/25	925,000		928,642
Apple,
Sr. Unscd. Notes	4.45	5/6/44	500,000		515,619
Apple,
Sr. Unscd. Notes	4.38	5/13/45	540,000		552,893
Apple,
Sr. Unscd. Notes	4.65	2/23/46	330,000		348,182

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Information Technology - 1.8% (continued)
Applied Materials,
Sr. Unscd. Notes	3.90	10/1/25	1,000,000		1,051,760
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	500,000		505,146
Arrow Electronics,
Sr. Unscd. Notes	4.50	3/1/23	500,000		516,021
Autodesk,
Sr. Unscd. Notes	4.38	6/15/25	500,000		514,505
Baidu,
Sr. Unscd. Notes	2.75	6/9/19	750,000		762,139
Black Knight InfoServ,
Gtd. Notes	5.75	4/15/23	328,000		344,728
Broadcom,
Gtd. Notes	3.00	1/15/22	760,000	[c]	757,449
Broadcom,
Gtd. Notes	3.88	1/15/27	690,000	[c]	687,840
Diamond 1 Finance,
Sr. Scd. Notes	3.48	6/1/19	420,000	[c]	428,716
Diamond 1 Finance,
Sr. Scd. Notes	4.42	6/15/21	1,135,000	[c]	1,185,821
Diamond 1 Finance,
Sr. Scd. Notes	6.02	6/15/26	900,000	[c]	973,366
Diamond 1 Finance,
Sr. Scd. Notes	8.35	7/15/46	260,000	[c]	325,668
eBay,
Sr. Unscd. Notes	4.00	7/15/42	700,000		591,493
Fidelity National Information Services,
Sr. Unscd. Bonds	3.00	8/15/26	500,000		471,447
Harris,
Sr. Unscd. Notes	5.05	4/27/45	700,000		759,370
Hewlett Packard Enterprise,
Sr. Unscd. Notes	3.10	10/5/18	650,000	[a]	658,469
Hewlett Packard Enterprise,
Sr. Unscd. Notes	3.85	10/15/20	640,000	[a]	657,454
Hewlett Packard Enterprise,
Sr. Unscd. Notes	5.15	10/15/25	500,000	[a]	521,536
Hewlett Packard Enterprise,
Sr. Unscd. Notes	6.60	10/15/45	210,000	[a]	222,058
HP,
Sr. Unscd. Notes	4.38	9/15/21	500,000		528,185
HP,
Sr. Unscd. Notes	6.00	9/15/41	400,000		401,695
Intel,
Sr. Unscd. Notes	3.30	10/1/21	2,100,000		2,188,435
Intel,
Sr. Unscd. Notes	3.10	7/29/22	300,000		307,997
Intel,
Sr. Unscd. Notes	4.10	5/19/46	500,000		496,617
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	425,000		543,447
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000		353,495
International Business Machines,
Sr. Unscd. Notes	2.25	2/19/21	785,000		784,759
International Business Machines,
Sr. Unscd. Notes	3.45	2/19/26	230,000		232,915

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Information Technology - 1.8% (continued)
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000	747,285
Microsoft,
Sr. Unscd. Bonds	2.40	8/8/26	1,265,000	1,179,563
Microsoft,
Sr. Unscd. Notes	4.20	6/1/19	1,000,000	1,061,910
Microsoft,
Sr. Unscd. Notes	2.00	11/3/20	1,050,000	1,049,209
Microsoft,
Sr. Unscd. Notes	1.55	8/8/21	1,075,000	1,041,098
Microsoft,
Sr. Unscd. Notes	5.20	6/1/39	688,000	797,768
Microsoft,
Sr. Unscd. Notes	3.75	2/12/45	1,000,000	934,098
Microsoft,
Sr. Unscd. Notes	4.45	11/3/45	411,000	427,081
Microsoft,
Sr. Unscd. Notes	4.75	11/3/55	135,000	143,524
Microsoft,
Sr. Unscd. Notes	3.95	8/8/56	1,000,000	912,769
Moody's,
Sr. Unscd. Notes	2.75	7/15/19	500,000	507,804
NVIDIA,
Sr. Unscd. Notes	2.20	9/16/21	500,000	488,135
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000	157,873
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	1,200,000	1,294,237
Oracle,
Sr. Unscd. Notes	3.40	7/8/24	1,250,000	1,272,439
Oracle,
Sr. Unscd. Notes	3.90	5/15/35	480,000	473,032
Oracle,
Sr. Unscd. Notes	3.85	7/15/36	1,000,000	965,916
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000	656,631
Oracle,
Sr. Unscd. Notes	4.38	5/15/55	680,000	660,062
Qualcomm,
Sr. Unscd. Notes	2.25	5/20/20	500,000	501,091
Qualcomm,
Sr. Unscd. Notes	3.45	5/20/25	360,000	360,907
Qualcomm,
Sr. Unscd. Notes	4.65	5/20/35	140,000	144,295
Qualcomm,
Sr. Unscd. Notes	4.80	5/20/45	210,000	215,738
Seagate HDD,
Gtd. Bonds	4.75	6/1/23	800,000	808,500
Texas Instruments,
Sr. Unscd. Notes	2.75	3/12/21	400,000	407,956
Xilinx,
Sr. Unscd. Notes	3.00	3/15/21	500,000	507,738
				42,223,488
Materials - .9%
Agrium,
Sr. Unscd. Debs.	5.25	1/15/45	500,000	534,361

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Materials - .9% (continued)
Airgas,
Sr. Unscd. Notes	2.38	2/15/20	500,000		501,909
Avery Dennison,
Sr. Unscd. Notes	3.35	4/15/23	1,000,000		976,334
Barrick PD Australia Finance,
Gtd. Notes	5.95	10/15/39	800,000		890,110
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	1,700,000		1,870,012
BHP Billiton Finance USA,
Gtd. Notes	4.13	2/24/42	500,000		497,757
Celanese US Holdings,
Gtd. Notes	4.63	11/15/22	350,000		371,050
Cytec Industries,
Sr. Unscd. Notes	3.95	5/1/25	100,000		100,010
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000		1,944,365
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	775,000		821,092
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	6.00	7/15/18	560,000		595,386
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	2.80	2/15/23	500,000		493,471
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	4.15	2/15/43	300,000		291,520
Eastman Chemical,
Sr. Unscd. Notes	3.80	3/15/25	378,000		384,345
Goldcorp,
Sr. Unscd. Notes	3.63	6/9/21	500,000		513,641
International Paper,
Sr. Unscd. Notes	4.80	6/15/44	600,000		609,684
International Paper,
Sr. Unscd. Notes	4.40	8/15/47	500,000		480,764
LYB International Finance,
Gtd. Notes	4.00	7/15/23	1,200,000		1,259,777
Methanex,
Sr. Unscd. Notes	3.25	12/15/19	465,000		460,489
Methanex,
Sr. Unscd. Notes	4.25	12/1/24	500,000		491,028
Monsanto,
Sr. Unscd. Notes	2.13	7/15/19	1,000,000		1,000,471
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	300,000	[b]	308,485
Newmont Mining,
Gtd. Notes	6.25	10/1/39	126,000		146,325
Owens Corning,
Gtd. Notes	7.25	12/1/36	235,000	[a]	285,372
Potash Corp of Saskatchewan,
Sr. Unscd. Bonds	3.63	3/15/24	500,000		499,310
Praxair,
Sr. Unscd. Notes	2.45	2/15/22	1,000,000		995,262
Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000		424,645
Rio Tinto Finance USA,
Gtd. Notes	5.20	11/2/40	1,000,000		1,124,713
Southern Copper,
Sr. Unscd. Notes	5.25	11/8/42	1,000,000		953,823

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Materials - .9% (continued)
Vale Canada,
Sr. Unscd. Bonds	7.20	9/15/32	100,000		105,000
Vale Overseas,
Gtd. Notes	4.38	1/11/22	700,000	[b]	707,875
Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000		939,600
Valspar,
Sr. Unscd. Notes	3.95	1/15/26	500,000		502,692
					22,080,678
Municipal Bonds - .8%
American Municipal Power Inc.,
Combined Hydroelectic Projects Revenue
(Build America Bonds)	8.08	2/15/50	100,000		152,547
Bay Area Toll Authority,
San Francisco Bay Area Subordinate Toll
Bridge Revenue (Build America Bonds)	6.79	4/1/30	695,000		849,241
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue (Build America Bonds)	6.26	4/1/49	650,000		889,291
California,
GO (Various Purpose)	7.50	4/1/34	1,000,000		1,406,920
California,
GO (Various Purpose)	7.55	4/1/39	1,100,000		1,620,322
Florida Hurricane Catastrophe Fund Finance
Corporation,
Revenue	2.11	7/1/18	500,000		504,595
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	2,130,000		1,951,996
Los Angeles Unified School District,
GO (Build America Bonds)	5.75	7/1/34	1,100,000		1,372,041
Metropolitan Transportation Authority,
Dedicated Tax Funds Bonds	7.34	11/15/39	650,000		946,913
Municipal Electric Authority of Georgia,
GO (Plant Vogtle Units 3 and 4 Project J
Bonds) (Build America Bonds)	6.64	4/1/57	700,000		867,433
New Jersey Economic Development
Authority,
State Pension Funding Bonds (Insured;
National Public Finance Guarantee Corp.)	7.43	2/15/29	500,000		594,690
New Jersey Turnpike Authority,
Turnpike Revenue (Build America
Bonds)	7.41	1/1/40	780,000		1,133,051
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue (Build America
Bonds)	5.95	6/15/42	545,000		712,195
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose) (Build America
Bonds)	5.29	3/15/33	1,000,000		1,163,400
Ohio State University,
General Receipts Bonds (Multiyear Debt
Issuance Program)	3.80	12/1/46	500,000		489,105
Ohio State University,
General Receipts Bonds (Multiyear Debt
Issuance Program)	4.05	12/1/56	500,000		497,590

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Municipal Bonds - .8% (continued)
Port Authority of New York and New Jersey,
(Consolidated Bonds, 165th Series)	5.65	11/1/40	680,000	828,988
Port Authority of New York and New Jersey,
(Consolidated Bonds, 192nd Series)	4.81	10/15/65	500,000	539,655
Public Utilities Commission of the City and
County of San Francisco,
San Francisco Water Revenue (Build
America Bonds)	6.00	11/1/40	550,000	672,320
San Diego County Water Authority
Financing Agency,
Water Revenue (Build America Bonds)	6.14	5/1/49	620,000	808,232
University of California Regents,
General Revenue	1.80	7/1/19	480,000	482,218
University of California Regents,
General Revenue	4.77	5/15/44	500,000	522,390
				19,005,133
Real Estate - .7%
Alexandria Real Estate Equities,
Gtd. Notes	2.75	1/15/20	500,000	500,328
American Tower,
Sr. Unscd. Notes	3.40	2/15/19	580,000	594,578
AvalonBay Communities,
Sr. Unscd. Notes	4.20	12/15/23	750,000	798,066
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	1,000,000	1,103,287
Brookfield Asset Management,
Sr. Unscd. Notes	4.00	1/15/25	500,000	497,633
CBL & Associates,
Gtd. Notes	5.25	12/1/23	200,000	198,575
Crown Castle International,
Sr. Unscd. Notes	3.70	6/15/26	780,000	761,454
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000	301,532
DDR,
Sr. Unscd. Notes	3.38	5/15/23	1,000,000	977,987
Duke Realty,
Sr. Unscd. Notes	3.75	12/1/24	750,000	762,259
ERP Operating,
Sr. Unscd. Notes	2.38	7/1/19	1,000,000	1,010,205
Federal Realty Investment,
Sr. Unscd. Notes	4.50	12/1/44	400,000	407,784
HCP,
Sr. Unscd. Notes	4.25	11/15/23	400,000	416,386
HCP,
Sr. Unscd. Notes	4.20	3/1/24	750,000	771,656
HCP,
Sr. Unscd. Notes	6.75	2/1/41	300,000	358,555
Host Hotels & Resorts,
Sr. Unscd. Notes	6.00	10/1/21	500,000	557,879
Kimco Realty,
Sr. Unscd. Notes	3.20	5/1/21	250,000	254,451
Kimco Realty,
Sr. Unscd. Notes	3.13	6/1/23	250,000	248,552
Lexington Realty Trust,
Gtd. Notes	4.40	6/15/24	500,000	489,911
Mid-America Apartments,
Sr. Unscd. Notes	4.30	10/15/23	400,000	418,787

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Real Estate - .7% (continued)
National Retail Properties,
Sr. Unscd. Notes	3.90	6/15/24	500,000		511,302
Omega Healthcare Investors,
Gtd. Notes	4.50	1/15/25	300,000		295,529
Realty Income,
Sr. Unscd. Notes	3.88	7/15/24	500,000		512,665
Simon Property Group,
Sr. Unscd. Notes	2.20	2/1/19	500,000		504,109
Simon Property Group,
Sr. Unscd. Notes	2.50	7/15/21	750,000		752,127
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	500,000		671,023
Tanger Properties,
Sr. Unscd. Notes	3.75	12/1/24	500,000		497,224
Ventas Realty,
Gtd. Notes	2.70	4/1/20	1,000,000		1,008,786
Weingarten Realty Investors,
Sr. Unscd. Notes	3.38	10/15/22	250,000		249,794
Welltower,
Sr. Unscd. Notes	4.95	1/15/21	600,000		646,951
Weyerhaeuser,
Sr. Unscd. Debs.	7.38	3/15/32	500,000		646,929
					17,726,304
Telecommunications - 1.4%
America Movil,
Gtd. Notes	6.38	3/1/35	100,000		116,078
America Movil,
Gtd. Notes	6.13	3/30/40	1,200,000		1,367,388
AT&T,
Gtd. Notes	8.00	11/15/31	249,000	[a]	344,415
AT&T,
Sr. Unscd. Bonds	5.50	2/1/18	950,000		985,589
AT&T,
Sr. Unscd. Bonds	2.80	2/17/21	490,000		488,384
AT&T,
Sr. Unscd. Bonds	5.65	2/15/47	310,000		323,404
AT&T,
Sr. Unscd. Notes	2.30	3/11/19	1,000,000		1,003,902
AT&T,
Sr. Unscd. Notes	2.45	6/30/20	500,000		496,621
AT&T,
Sr. Unscd. Notes	3.00	2/15/22	495,000		490,439
AT&T,
Sr. Unscd. Notes	3.00	6/30/22	500,000		493,700
AT&T,
Sr. Unscd. Notes	3.40	5/15/25	1,000,000		954,412
AT&T,
Sr. Unscd. Notes	4.13	2/17/26	1,000,000	[b]	1,003,766
AT&T,
Sr. Unscd. Notes	4.50	5/15/35	1,000,000		943,481
AT&T,
Sr. Unscd. Notes	6.00	8/15/40	800,000		861,506
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	75,000		75,461
AT&T,
Sr. Unscd. Notes	4.75	5/15/46	1,000,000		916,934

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications - 1.4% (continued)
AT&T,
Sr. Unscd. Notes	4.50	3/9/48	341,000		298,845
AT&T,
Sr. Unscd. Notes	4.55	3/9/49	777,000		691,342
British Telecommunications,
Sr. Unscd. Notes	9.38	12/15/30	175,000	[a]	264,270
Cisco Systems,
Sr. Unscd. Notes	1.40	2/28/18	1,000,000		1,001,703
Cisco Systems,
Sr. Unscd. Notes	4.45	1/15/20	1,000,000		1,071,714
Cisco Systems,
Sr. Unscd. Notes	2.95	2/28/26	500,000		494,531
Cisco Systems,
Sr. Unscd. Notes	5.50	1/15/40	900,000		1,100,758
Corning,
Sr. Unscd. Notes	3.70	11/15/23	400,000		412,215
Deutsche Telekom International Finance,
Gtd. Bonds	8.25	6/15/30	900,000	[a]	1,323,811
Juniper Networks,
Sr. Unscd. Notes	4.35	6/15/25	200,000		203,882
Koninklijke KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		337,273
Motorola Solutions,
Sr. Unscd. Notes	3.50	9/1/21	1,000,000		1,012,358
Orange,
Sr. Unscd. Notes	8.75	3/1/31	945,000	[a]	1,432,914
Qwest,
Sr. Unscd. Debs.	6.88	9/15/33	275,000		267,671
Rogers Communications,
Gtd. Notes	7.50	8/15/38	125,000		167,042
Telefonica Emisiones,
Gtd. Notes	3.19	4/27/18	1,000,000		1,014,630
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	500,000		588,055
Verizon Communications,
Sr. Unscd. Notes	2.63	2/21/20	1,395,000		1,413,786
Verizon Communications,
Sr. Unscd. Notes	3.45	3/15/21	750,000		769,785
Verizon Communications,
Sr. Unscd. Notes	1.75	8/15/21	1,000,000	[b]	955,567
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	900,000		925,435
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	1,650,000		1,824,336
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	163,000		188,334
Verizon Communications,
Sr. Unscd. Notes	3.85	11/1/42	500,000		418,251
Verizon Communications,
Sr. Unscd. Notes	4.86	8/21/46	4,000,000		3,862,160
Verizon Communications,
Sr. Unscd. Notes	5.01	8/21/54	90,000		85,619
Verizon Communications,
Sr. Unscd. Notes	4.67	3/15/55	500,000		451,276
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	250,000		280,600

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications - 1.4% (continued)
Vodafone Group,
Sr. Unscd. Notes	1.50	2/19/18	500,000		499,076
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000		167,083
					34,389,802
U.S. Government Agencies - 2.3%
Federal Farm Credit Bank,
Unscd. Notes	0.75	4/18/18	2,000,000		1,992,332
Federal Home Loan Bank,
Bonds	0.88	3/19/18	1,500,000		1,498,849
Federal Home Loan Bank,
Bonds	1.13	4/25/18	1,000,000		1,001,510
Federal Home Loan Bank,
Bonds	0.88	10/1/18	2,400,000		2,388,917
Federal Home Loan Bank,
Bonds	1.75	12/14/18	1,000,000		1,008,872
Federal Home Loan Bank,
Bonds	1.13	6/21/19	3,000,000		2,983,863
Federal Home Loan Bank,
Bonds	0.88	8/5/19	1,000,000		986,864
Federal Home Loan Bank,
Bonds	1.65	1/6/20	400,000		399,888
Federal Home Loan Bank,
Bonds	4.13	3/13/20	1,000,000		1,076,661
Federal Home Loan Bank,
Bonds	5.63	6/11/21	1,200,000		1,386,254
Federal Home Loan Bank,
Bonds	5.50	7/15/36	480,000		633,739
Federal Home Loan Bank,
Notes	1.25	8/17/21	1,500,000		1,455,153
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates Ser. K039, Cl. A2	3.30	7/25/24	1,000,000	[e]	1,043,373
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates Ser. K047, Cl. A	3.33	5/25/25	1,500,000	[a,e]	1,561,808
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates Ser. K056, Cl. A2	2.53	5/25/26	1,300,000	[e]	1,263,615
Federal Home Loan Mortgage Corp.,
Notes	0.88	3/7/18	1,000,000	[e]	999,396
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	3,650,000	[e]	3,839,223
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	1,600,000	[e]	1,682,814
Federal Home Loan Mortgage Corp.,
Notes	1.25	10/2/19	2,500,000	[e]	2,486,457
Federal Home Loan Mortgage Corp.,
Notes	2.38	1/13/22	2,600,000	[e]	2,645,217
Federal Home Loan Mortgage Corp.,
Notes	6.75	9/15/29	400,000	[e]	556,228
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	[e]	1,381,755
Federal Home Loan Mortgage Corp.,
Unscd. Notes	0.95	1/30/19	225,000	[e]	223,398
Federal National Mortgage Association,
Notes	0.88	12/27/17	700,000	[e]	699,988

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies - 2.3% (continued)
Federal National Mortgage Association,
Notes	0.88	2/8/18	1,500,000	[e]	1,499,658
Federal National Mortgage Association,
Notes	1.88	9/18/18	2,000,000	[e]	2,023,382
Federal National Mortgage Association,
Notes	1.88	2/19/19	500,000	[e]	506,116
Federal National Mortgage Association,
Notes	1.25	2/26/19	2,000,000	[e]	1,996,134
Federal National Mortgage Association,
Notes	1.13	7/26/19	900,000	[e]	890,331
Federal National Mortgage Association,
Notes	0.88	8/2/19	1,500,000	[e]	1,480,384
Federal National Mortgage Association,
Notes	1.75	11/26/19	1,500,000	[e]	1,511,335
Federal National Mortgage Association,
Notes	2.63	9/6/24	1,100,000	[e]	1,113,183
Federal National Mortgage Association,
Notes	6.25	5/15/29	1,340,000	[e]	1,786,247
Federal National Mortgage Association,
Notes	6.63	11/15/30	1,000,000	[e]	1,404,012
Federal National Mortgage Association,
Notes	5.50	4/1/34	34,830	[e]	38,810
Federal National Mortgage Association,
Notes	7.00	7/1/37	27,077	[e]	30,580
Federal National Mortgage Association,
Notes. Ser.1	1.00	4/30/18	1,000,000	[e]	999,271
Federal National Mortgage Association,
Sub. Debs.	0.00	10/9/19	3,000,000	[d,e]	2,853,414
Financing (FICO),
Scd. Bonds	8.60	9/26/19	40,000		47,324
Financing (FICO),
Scd. Bonds, Ser. E	9.65	11/2/18	610,000		698,954
Tennessee Valley Authority,
Sr. Unscd. Bonds	5.88	4/1/36	650,000	[b]	868,804
Tennessee Valley Authority,
Sr. Unscd. Bonds	6.15	1/15/38	165,000		224,555
Tennessee Valley Authority,
Sr. Unscd. Bonds	5.25	9/15/39	1,200,000		1,502,886
					56,671,554
U.S. Government Agencies/Mortgage-Backed - 29.1%
Federal Home Loan Mortgage Corp.
2.00%			500,000	[e,f]	485,371
2.50%			2,875,000	[e,f]	2,874,775
3.00%			17,075,000	[e,f]	16,895,782
3.50%			17,025,000	[e,f]	17,380,550
4.00%			2,400,000	[e,f]	2,517,562
2.00%, 8/1/28-8/1/29			1,363,479	[e]	1,330,465
2.08%, 12/25/19			362,026	[e]	364,461
2.14%, 8/1/43			454,639	[a,e]	460,513
2.22%, 7/1/43			298,917	[a,e]	303,592
2.39%, 10/1/43			339,049	[a,e]	345,121
2.50%, 10/1/27-12/1/46			13,450,108	[e]	13,486,845

	Coupon Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%) Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 29.1% (continued)
2.71%, 6/1/35		3,792	[a,e]	4,002
2.77%, 6/1/36		7,146	[a,e]	7,229
2.82%, 6/1/34		2,425	[a,e]	2,559
2.86%, 8/1/34		1,624	[a,e]	1,720
2.87%, 12/25/21		850,000	[e]	875,629
2.88%, 4/1/33		4,277	[a,e]	4,448
2.95%, 11/1/33		2,774	[a,e]	2,947
3.00%, 9/1/21-12/1/46		42,083,692	[e]	42,219,463
3.02%, 2/25/23		456,967	[e]	470,638
3.06%, 7/25/23		1,000,000	[a,e]	1,033,075
3.06%, 12/25/24		648,000	[e]	663,969
3.26%, 3/1/36		4,176	[a,e]	4,403
3.26%, 12/1/34		11,356	[a,e]	12,098
3.31%, 5/25/23		1,250,000	[a,e]	1,310,746
3.50%, 1/1/21-11/1/46		32,923,184	[e]	33,817,519
3.87%, 4/25/21		1,800,000	[e]	1,915,470
4.00%, 5/1/18-1/1/46		25,589,172	[e]	26,898,598
4.18%, 12/25/20		1,284,000	[a,e]	1,381,375
4.50%, 4/1/18-9/1/44		11,387,728	[e]	12,245,531
5.00%, 11/1/18-2/1/41		7,389,185	[e]	8,014,234
5.50%, 3/1/17-1/1/40		3,273,322	[e]	3,639,115
6.00%, 5/1/17-7/1/39		1,972,806	[e]	2,232,510
6.50%, 3/1/19-3/1/39		1,055,526	[e]	1,195,385
7.00%, 10/1/17-7/1/37		124,482	[e]	138,977
7.50%, 2/1/23-11/1/33		25,543	[e]	28,283
8.00%, 2/1/17-10/1/31		16,121	[e]	18,606
8.50%, 10/1/18-6/1/30		534	[e]	603
Federal National Mortgage Association
2.00%		500,000	[e,f]	485,527
2.50%		10,225,000	[e,f]	10,211,506
3.00%		22,400,000	[e,f]	22,185,352
3.50%		26,650,000	[e,f]	27,229,063
4.00%		10,425,000	[e,f]	10,937,222
4.50%		450,000	[e,f]	483,838
2.00%, 7/1/28-5/1/30		2,111,824	[e]	2,058,491
2.17%, 5/1/43		361,405	[a,e]	367,557
2.42%, 1/1/46		58,509	[a,e]	59,634
2.50%, 7/1/27-8/1/46		13,872,012	[e]	13,848,190
2.50%, 4/25/23		1,124,765	[a,e]	1,128,061
2.51%, 11/25/22		1,500,000	[a,e]	1,483,099

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%) Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 29.1% (continued)
2.53%, 9/25/24		1,300,000	[e]	1,278,731
2.55%, 12/1/35		6,567	[a,e]	6,862
2.65%, 11/1/43		124,962	[a,e]	128,011
2.76%, 12/1/36		8,886	[a,e]	9,112
2.77%, 9/1/33		2,676	[a,e]	2,844
2.78%, 11/1/32		10,393	[a,e]	11,024
2.81%, 5/1/33		5,419	[a,e]	5,468
2.82%, 11/1/36		16,189	[a,e]	17,038
2.88%, 3/1/37		41,914	[a,e]	44,042
2.95%, 5/1/42		223,816	[a,e]	230,622
2.98%, 10/1/34		8,740	[a,e]	9,118
3.00%, 10/1/26-1/1/47		67,175,730	[e]	67,373,357
3.03%, 12/1/41		291,732	[a,e]	303,294
3.09%, 2/1/37		2,486	[a,e]	2,590
3.09%, 6/1/35		243	[a,e]	246
3.10%, 9/1/33		10,840	[a,e]	11,566
3.12%, 8/25/24		984,182	[a,e]	996,680
3.14%, 1/1/35		4,467	[a,e]	4,673
3.34%, 11/1/35		90	[a,e]	95
3.46%, 1/25/24		652,567	[a,e]	667,896
3.50%, 1/20/25-9/1/46		52,885,924	[e]	54,394,853
3.66%, 11/25/20		860,196	[e]	894,420
4.00%, 2/1/24-3/1/46		39,940,933	[e]	41,970,307
4.50%, 4/1/18-11/1/44		20,532,763	[e]	22,088,461
5.00%, 11/1/17-11/1/44		10,673,730	[e]	11,623,397
5.50%, 9/1/17-2/1/42		6,663,719	[e]	7,411,665
6.00%, 2/1/18-11/1/38		3,456,863	[e]	3,911,730
6.50%, 6/1/18-9/1/38		856,420	[e]	972,726
7.00%, 8/1/23-3/1/38		180,942	[e]	206,050
7.50%, 4/1/26-6/1/31		44,706	[e]	49,436
8.00%, 3/1/22-8/1/30		9,957	[e]	11,124
8.50%, 7/1/30		292	[e]	337
9.00%, 10/1/30		1,923	[e]	2,007
Government National Mortgage Association I
2.50%, 2/15/28-3/15/43		1,426,521		1,425,406
3.00%, 9/15/42-8/15/45		3,899,308		3,936,018
3.50%, 2/15/26-8/15/45		3,935,125		4,083,089
4.00%, 2/15/41-9/15/45		4,683,953		4,985,180
4.50%, 1/15/19-2/15/41		5,161,131		5,579,765
5.00%, 10/15/17-4/15/40		5,393,529		5,948,923

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 29.1% (continued)
5.50%, 9/15/20-11/15/38			1,627,903		1,825,503
6.00%, 4/15/17-4/15/39			1,955,926		2,222,451
6.50%, 2/15/24-8/15/38			280,054		328,557
7.00%, 10/15/27-8/15/32			58,087		65,440
7.50%, 12/15/23-11/15/30			62,341		67,949
8.00%, 8/15/24-3/15/32			13,156		15,728
8.25%, 6/15/27			1,156		1,269
8.50%, 10/15/26			8,137		9,068
9.00%, 2/15/22-2/15/23			6,519		6,594
Government National Mortgage Association II
2.50%			1,000,000	[f]	966,797
3.00%			37,650,000	[f]	37,951,140
3.50%			39,850,000	[f]	41,283,815
4.00%			10,450,000	[f]	11,048,834
2.50%, 3/20/27-11/20/46			2,287,583		2,293,847
3.00%, 11/20/27-5/20/46			16,624,464		16,857,343
3.50%, 9/20/28-8/20/46			24,780,759		25,737,528
4.00%, 9/20/43-11/20/46			14,736,796		15,605,995
4.50%, 7/20/41-7/20/46			9,676,667		10,415,492
5.00%, 3/20/37-10/20/45			4,776,109		5,152,660
5.50%, 10/20/31-10/20/44			2,497,466		2,774,786
6.50%, 2/20/28			545		618
8.50%, 7/20/25			289		319
					700,291,605
U.S. Government Securities - 36.0%
U.S. Treasury Bonds	8.88	2/15/19	720,000	[b]	832,528
U.S. Treasury Bonds	8.75	8/15/20	470,000		584,866
U.S. Treasury Bonds	8.13	5/15/21	420,000		528,749
U.S. Treasury Bonds	7.25	8/15/22	3,000,000		3,819,609
U.S. Treasury Bonds	7.50	11/15/24	2,000,000		2,747,188
U.S. Treasury Bonds	6.00	2/15/26	970,000		1,252,550
U.S. Treasury Bonds	6.50	11/15/26	2,000,000		2,704,766
U.S. Treasury Bonds	6.63	2/15/27	1,000,000	[b]	1,370,137
u.s. treasury bonds	6.13	11/15/27	5,000,000		6,708,400
u.s. treasury bonds	6.25	5/15/30	950,000	[b]	1,343,619
u.s. treasury bonds	5.38	2/15/31	1,970,000	[b]	2,625,679
u.s. treasury bonds	4.50	2/15/36	575,000		726,926
u.s. treasury bonds	4.75	2/15/37	3,900,000		5,072,742
u.s. treasury bonds	5.00	5/15/37	4,005,000		5,372,567
u.s. treasury bonds	4.38	2/15/38	2,920,000		3,631,181
u.s. treasury bonds	4.50	5/15/38	1,100,000	[b]	1,389,888
u.s. treasury bonds	4.25	5/15/39	270,000		328,082
u.s. treasury bonds	4.38	11/15/39	322,000		397,934
u.s. treasury bonds	4.63	2/15/40	1,756,000		2,246,136
u.s. treasury bonds	4.38	5/15/40	2,810,000		3,474,686
u.s. treasury bonds	3.88	8/15/40	2,640,000		3,038,012
u.s. treasury bonds	4.25	11/15/40	690,000		838,903

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities - 36.0% (continued)
U.S. Treasury Bonds	4.75	2/15/41	2,017,000		2,631,909
U.S. Treasury Bonds	3.13	11/15/41	340,000		346,083
U.S. Treasury Bonds	3.13	2/15/42	4,320,000	[b]	4,395,686
U.S. Treasury Bonds	3.00	5/15/42	2,870,000		2,855,650
U.S. Treasury Bonds	2.75	8/15/42	2,440,000		2,313,710
U.S. Treasury Bonds	2.75	11/15/42	2,182,000		2,067,445
U.S. Treasury Bonds	3.13	2/15/43	1,720,000		1,746,505
U.S. Treasury Bonds	2.88	5/15/43	9,057,000		8,777,329
U.S. Treasury Bonds	3.63	8/15/43	3,885,000		4,313,488
U.S. Treasury Bonds	3.75	11/15/43	4,995,000		5,669,715
U.S. Treasury Bonds	3.63	2/15/44	7,070,000		7,849,220
U.S. Treasury Bonds	3.38	5/15/44	4,490,000		4,771,676
U.S. Treasury Bonds	3.13	8/15/44	3,275,000		3,322,334
U.S. Treasury Bonds	3.00	11/15/44	3,950,000		3,910,500
U.S. Treasury Bonds	2.50	2/15/45	5,305,000		4,740,203
U.S. Treasury Bonds	3.00	5/15/45	4,480,000		4,430,648
U.S. Treasury Bonds	2.88	8/15/45	4,720,000		4,551,666
U.S. Treasury Bonds	3.00	11/15/45	5,700,000		5,632,757
U.S. Treasury Bonds	2.50	2/15/46	3,190,000		2,841,094
U.S. Treasury Bonds	2.50	5/15/46	7,970,000		7,093,300
U.S. Treasury Bonds	2.25	8/15/46	9,365,000	[b]	7,877,941
U.S. Treasury Bonds	2.88	11/15/46	1,865,000		1,801,073
U.S. Treasury Notes	0.75	2/28/18	4,175,000	[b]	4,169,046
U.S. Treasury Notes	1.00	3/15/18	7,970,000		7,976,225
U.S. Treasury Notes	0.75	3/31/18	12,515,000		12,494,926
U.S. Treasury Notes	0.88	3/31/18	3,575,000		3,573,177
U.S. Treasury Notes	2.88	3/31/18	3,180,000	[b]	3,250,682
U.S. Treasury Notes	0.63	4/30/18	7,909,000		7,875,323
U.S. Treasury Notes	0.75	4/30/18	3,560,000		3,551,239
U.S. Treasury Notes	1.00	5/15/18	3,690,000	[b]	3,691,801
U.S. Treasury Notes	3.88	5/15/18	1,370,000		1,420,974
U.S. Treasury Notes	0.88	5/31/18	1,000,000		998,691
U.S. Treasury Notes	1.00	5/31/18	3,158,000		3,158,679
U.S. Treasury Notes	2.38	5/31/18	520,000	[b]	529,517
U.S. Treasury Notes	1.13	6/15/18	4,265,000		4,272,413
U.S. Treasury Notes	0.63	6/30/18	3,160,000	[b]	3,143,214
U.S. Treasury Notes	1.38	6/30/18	6,000,000		6,030,354
U.S. Treasury Notes	0.88	7/15/18	2,790,000		2,784,604
U.S. Treasury Notes	0.75	7/31/18	3,195,000	[b]	3,181,770
U.S. Treasury Notes	1.38	7/31/18	4,470,000		4,492,788
U.S. Treasury Notes	1.00	8/15/18	1,409,000		1,408,091
U.S. Treasury Notes	4.00	8/15/18	2,240,000		2,342,245
U.S. Treasury Notes	0.75	8/31/18	3,195,000	[b]	3,178,651
U.S. Treasury Notes	1.50	8/31/18	6,355,000		6,396,702
U.S. Treasury Notes	1.00	9/15/18	2,300,000		2,296,810
U.S. Treasury Notes	0.75	9/30/18	3,200,000	[b]	3,181,376
U.S. Treasury Notes	1.38	9/30/18	8,158,000	[b]	8,194,328
U.S. Treasury Notes	0.88	10/15/18	3,700,000		3,685,329
U.S. Treasury Notes	0.75	10/31/18	3,220,000	[b]	3,198,114
U.S. Treasury Notes	1.25	10/31/18	3,618,000	[b]	3,624,643
U.S. Treasury Notes	1.75	10/31/18	2,300,000	[b]	2,324,617
U.S. Treasury Notes	1.25	11/15/18	4,320,000		4,327,171
U.S. Treasury Notes	3.75	11/15/18	2,570,000		2,688,261
U.S. Treasury Notes	1.00	11/30/18	3,230,000	[b]	3,220,536
U.S. Treasury Notes	1.25	11/30/18	5,000,000	[b]	5,007,520
U.S. Treasury Notes	1.38	11/30/18	942,000		945,790
U.S. Treasury Notes	1.25	12/15/18	3,200,000	[b]	3,204,064

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities - 36.0% (continued)
U.S. Treasury Notes	1.25	12/31/18	3,230,000		3,233,721
U.S. Treasury Notes	1.38	12/31/18	1,730,000		1,736,150
U.S. Treasury Notes	1.13	1/31/19	3,240,000		3,234,939
U.S. Treasury Notes	1.25	1/31/19	2,090,000	[b]	2,091,348
U.S. Treasury Notes	0.75	2/15/19	2,255,000	[b]	2,233,287
U.S. Treasury Notes	2.75	2/15/19	4,170,000		4,297,544
U.S. Treasury Notes	1.38	2/28/19	3,068,000	[b]	3,076,627
U.S. Treasury Notes	1.50	2/28/19	3,910,000	[b]	3,930,086
U.S. Treasury Notes	1.00	3/15/19	4,485,000	[b]	4,460,386
U.S. Treasury Notes	1.63	3/31/19	880,000		886,582
U.S. Treasury Notes	0.88	4/15/19	6,785,000		6,724,437
U.S. Treasury Notes	1.63	4/30/19	3,500,000		3,524,881
U.S. Treasury Notes	0.88	5/15/19	5,575,000		5,520,449
U.S. Treasury Notes	3.13	5/15/19	4,030,000		4,193,719
U.S. Treasury Notes	1.50	5/31/19	800,000		803,297
U.S. Treasury Notes	0.88	6/15/19	7,350,000	[b]	7,272,340
U.S. Treasury Notes	1.00	6/30/19	5,740,000		5,694,149
U.S. Treasury Notes	1.63	6/30/19	6,000,000		6,039,258
U.S. Treasury Notes	0.75	7/15/19	7,370,000	[b]	7,264,204
U.S. Treasury Notes	0.88	7/31/19	1,290,000		1,274,858
U.S. Treasury Notes	1.63	7/31/19	2,910,000	[b]	2,928,473
U.S. Treasury Notes	0.75	8/15/19	7,360,000		7,247,731
U.S. Treasury Notes	3.63	8/15/19	3,210,000		3,390,373
U.S. Treasury Notes	1.00	8/31/19	2,000,000		1,981,132
U.S. Treasury Notes	1.63	8/31/19	4,500,000		4,527,949
U.S. Treasury Notes	0.88	9/15/19	2,955,000		2,915,985
U.S. Treasury Notes	1.00	9/30/19	2,460,000		2,434,920
U.S. Treasury Notes	1.75	9/30/19	5,500,000	[b]	5,549,307
U.S. Treasury Notes	1.00	10/15/19	3,700,000	[b]	3,660,399
U.S. Treasury Notes	1.50	10/31/19	3,700,000		3,708,096
U.S. Treasury Notes	1.00	11/15/19	2,780,000		2,747,858
U.S. Treasury Notes	3.38	11/15/19	5,630,000		5,931,295
U.S. Treasury Notes	1.00	11/30/19	1,900,000	[b]	1,877,437
U.S. Treasury Notes	1.50	11/30/19	5,179,000		5,187,799
U.S. Treasury Notes	1.38	12/15/19	2,980,000	[b]	2,974,237
U.S. Treasury Notes	1.13	12/31/19	3,360,000		3,328,369
U.S. Treasury Notes	1.63	12/31/19	4,310,000		4,330,373
U.S. Treasury Notes	1.38	1/15/20	2,990,000		2,982,525
U.S. Treasury Notes	1.38	1/31/20	1,460,000	[b]	1,455,751
U.S. Treasury Notes	3.63	2/15/20	5,430,000		5,772,237
U.S. Treasury Notes	1.25	2/29/20	1,439,000		1,427,927
U.S. Treasury Notes	1.38	2/29/20	5,500,000	[b]	5,476,366
U.S. Treasury Notes	1.13	3/31/20	1,800,000		1,778,134
U.S. Treasury Notes	1.38	3/31/20	4,415,000		4,393,358
U.S. Treasury Notes	1.13	4/30/20	4,490,000		4,430,979
U.S. Treasury Notes	1.38	4/30/20	3,610,000		3,589,131
U.S. Treasury Notes	3.50	5/15/20	4,050,000	[b]	4,299,168
U.S. Treasury Notes	1.38	5/31/20	2,500,000	[b]	2,483,397
U.S. Treasury Notes	1.50	5/31/20	3,110,000	[b]	3,101,314
U.S. Treasury Notes	1.63	6/30/20	3,835,000		3,838,294
U.S. Treasury Notes	1.88	6/30/20	2,330,000	[b]	2,352,389
U.S. Treasury Notes	1.63	7/31/20	3,410,000		3,410,399
U.S. Treasury Notes	2.00	7/31/20	3,360,000		3,403,838
U.S. Treasury Notes	2.63	8/15/20	5,000,000		5,171,485
U.S. Treasury Notes	1.38	8/31/20	6,100,000		6,044,478
U.S. Treasury Notes	2.13	8/31/20	3,190,000		3,243,767
U.S. Treasury Notes	1.38	9/30/20	3,095,000		3,063,264

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities - 36.0% (continued)
U.S. Treasury Notes	2.00	9/30/20	1,745,000		1,766,472
U.S. Treasury Notes	1.38	10/31/20	6,460,000		6,387,454
U.S. Treasury Notes	1.75	10/31/20	6,720,000		6,737,983
U.S. Treasury Notes	2.63	11/15/20	6,700,000		6,927,954
U.S. Treasury Notes	1.63	11/30/20	5,000,000		4,984,275
U.S. Treasury Notes	2.00	11/30/20	2,868,000		2,899,089
U.S. Treasury Notes	1.75	12/31/20	3,005,000		3,007,290
U.S. Treasury Notes	2.38	12/31/20	3,025,000		3,099,503
U.S. Treasury Notes	1.38	1/31/21	6,500,000		6,405,925
U.S. Treasury Notes	2.13	1/31/21	1,500,000		1,521,592
U.S. Treasury Notes	3.63	2/15/21	6,900,000	[b]	7,409,144
U.S. Treasury Notes	1.13	2/28/21	5,000,000		4,872,950
U.S. Treasury Notes	2.00	2/28/21	1,380,000		1,393,019
U.S. Treasury Notes	1.25	3/31/21	3,390,000		3,316,705
U.S. Treasury Notes	2.25	3/31/21	3,450,000	[b]	3,514,418
U.S. Treasury Notes	1.38	4/30/21	5,000,000		4,911,720
U.S. Treasury Notes	2.25	4/30/21	1,260,000	[b]	1,282,985
U.S. Treasury Notes	3.13	5/15/21	4,700,000	[b]	4,953,541
U.S. Treasury Notes	1.38	5/31/21	2,940,000	[b]	2,885,507
U.S. Treasury Notes	2.00	5/31/21	4,525,000		4,558,141
U.S. Treasury Notes	1.13	6/30/21	1,600,000		1,551,968
U.S. Treasury Notes	2.13	6/30/21	5,044,000		5,105,179
U.S. Treasury Notes	1.13	7/31/21	2,600,000		2,518,292
U.S. Treasury Notes	2.25	7/31/21	6,100,000		6,202,937
U.S. Treasury Notes	2.13	8/15/21	4,805,000		4,858,398
U.S. Treasury Notes	1.13	8/31/21	5,450,000		5,274,897
U.S. Treasury Notes	2.00	8/31/21	4,645,000		4,669,860
U.S. Treasury Notes	1.13	9/30/21	6,000,000		5,797,500
U.S. Treasury Notes	2.13	9/30/21	3,400,000		3,435,527
U.S. Treasury Notes	1.25	10/31/21	4,695,000		4,558,643
U.S. Treasury Notes	2.00	10/31/21	2,285,000		2,294,551
U.S. Treasury Notes	2.00	11/15/21	4,030,000	[b]	4,045,584
U.S. Treasury Notes	1.75	11/30/21	5,630,000		5,594,261
U.S. Treasury Notes	1.88	11/30/21	3,300,000	[b]	3,295,294
U.S. Treasury Notes	2.00	12/31/21	3,275,000		3,288,945
U.S. Treasury Notes	2.13	12/31/21	4,205,000	[b]	4,245,406
U.S. Treasury Notes	1.50	1/31/22	4,730,000		4,632,259
U.S. Treasury Notes	1.88	1/31/22	4,000,000		3,993,360
U.S. Treasury Notes	2.00	2/15/22	6,270,000		6,288,490
U.S. Treasury Notes	1.75	2/28/22	3,530,000	[b]	3,496,631
U.S. Treasury Notes	1.75	3/31/22	4,000,000		3,957,032
U.S. Treasury Notes	1.75	4/30/22	2,740,000		2,707,676
U.S. Treasury Notes	1.75	5/15/22	1,950,000		1,926,044
U.S. Treasury Notes	1.88	5/31/22	3,000,000	[b]	2,981,952
U.S. Treasury Notes	2.13	6/30/22	3,265,000	[b]	3,282,856
U.S. Treasury Notes	2.00	7/31/22	2,510,000		2,505,685
U.S. Treasury Notes	1.63	8/15/22	2,685,000	[b]	2,626,894
U.S. Treasury Notes	1.88	8/31/22	2,450,000	[b]	2,426,553
U.S. Treasury Notes	1.75	9/30/22	2,700,000		2,653,066
U.S. Treasury Notes	1.88	10/31/22	5,225,000		5,164,688
U.S. Treasury Notes	1.63	11/15/22	2,610,000		2,544,241
U.S. Treasury Notes	2.00	11/30/22	2,830,000		2,813,971
U.S. Treasury Notes	2.13	12/31/22	3,910,000		3,911,834
U.S. Treasury Notes	1.75	1/31/23	3,585,000		3,508,120
U.S. Treasury Notes	2.00	2/15/23	6,260,000		6,214,271
U.S. Treasury Notes	1.50	2/28/23	5,215,000		5,024,329
U.S. Treasury Notes	1.50	3/31/23	1,395,000		1,342,196

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities - 36.0% (continued)
U.S. Treasury Notes	1.63	4/30/23	3,260,000		3,156,342
U.S. Treasury Notes	1.75	5/15/23	3,441,000	[b]	3,355,178
U.S. Treasury Notes	1.38	6/30/23	9,320,000	[b]	8,867,654
U.S. Treasury Notes	1.25	7/31/23	2,135,000		2,013,322
U.S. Treasury Notes	2.50	8/15/23	326,000		331,953
U.S. Treasury Notes	1.38	8/31/23	3,835,000		3,638,909
U.S. Treasury Notes	1.38	9/30/23	3,450,000		3,270,493
U.S. Treasury Notes	1.63	10/31/23	3,465,000	[b]	3,336,417
U.S. Treasury Notes	2.75	11/15/23	16,050,000		16,578,831
U.S. Treasury Notes	2.13	11/30/23	4,500,000		4,471,699
U.S. Treasury Notes	2.25	12/31/23	3,480,000		3,482,380
U.S. Treasury Notes	2.25	1/31/24	3,490,000		3,490,272
U.S. Treasury Notes	2.75	2/15/24	6,010,000		6,206,148
U.S. Treasury Notes	2.50	5/15/24	11,060,000	[b]	11,228,709
U.S. Treasury Notes	2.38	8/15/24	5,830,000	[b]	5,858,351
U.S. Treasury Notes	2.25	11/15/24	3,735,000		3,711,145
U.S. Treasury Notes	2.00	2/15/25	10,660,000		10,376,636
U.S. Treasury Notes	2.13	5/15/25	8,395,000		8,229,560
U.S. Treasury Notes	2.00	8/15/25	9,575,000	[b]	9,273,914
U.S. Treasury Notes	2.25	11/15/25	10,150,000	[b]	10,010,640
U.S. Treasury Notes	1.63	2/15/26	6,401,000		5,979,059
U.S. Treasury Notes	1.63	5/15/26	8,120,000		7,568,887
U.S. Treasury Notes	1.50	8/15/26	8,675,000	[b]	7,975,916
U.S. Treasury Notes	2.00	11/15/26	6,390,000		6,141,014
					866,855,433
Utilities - 1.9%
Alabama Power,
Sr. Unscd. Notes	3.75	3/1/45	500,000		476,212
American Water Capital,
Sr. Unscd. Notes	3.85	3/1/24	250,000		263,098
Atmos Energy,
Sr. Unscd. Notes	4.13	10/15/44	700,000		704,408
Berkshire Hathaway Energy,
Sr. Unscd. Bonds	6.13	4/1/36	500,000		627,367
Berkshire Hathaway Energy,
Sr. Unscd. Notes	5.15	11/15/43	250,000		282,202
Commonwealth Edison,
First Mortgage Bonds	2.15	1/15/19	750,000		755,901
Commonwealth Edison,
First Mortgage Bonds	5.90	3/15/36	471,000		580,398
Connecticut Light & Power,
First Mortgage Bonds	4.30	4/15/44	500,000		509,824
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	475,000		547,095
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000		252,741
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000		629,575
Consolidated Edison of New York,
Sr. Unscd. Notes	4.30	12/1/56	450,000		450,070
Consumers Energy,
First Mortgage Bonds	4.35	8/31/64	700,000		692,082
Dominion Resources,
Sr. Unscd. Notes	4.05	9/15/42	750,000		708,484
Dominion Resources,
Sr. Unscd. Notes, Ser. B	2.75	9/15/22	1,500,000		1,480,882

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Utilities - 1.9% (continued)
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000		120,125
DTE Electric,
Mortgage Bonds	3.38	3/1/25	500,000	[b]	510,751
DTE Electric,
Sr. Scd. Notes	3.45	10/1/20	700,000		727,817
DTE Electric,
Sr. Scd. Notes, Ser. A	6.63	6/1/36	160,000		212,122
Duke Energy,
Sr. Unscd. Notes	3.75	4/15/24	500,000		516,985
Duke Energy Carolinas,
First Mortgage Bonds	3.90	6/15/21	800,000		847,937
Duke Energy Carolinas,
First Mortgage Bonds	4.00	9/30/42	500,000		500,129
Duke Energy Florida,
First Mortgage Bonds	6.40	6/15/38	150,000		198,038
Duke Energy Florida,
First Mortgage Bonds	3.40	10/1/46	300,000		269,621
Duke Energy Indiana,
Sr. Unscd. Debs.	6.12	10/15/35	1,000,000		1,214,731
Duke Energy Progress,
First Mortgage Bonds	4.15	12/1/44	500,000		506,042
Emera US Finance,
Gtd. Notes	4.75	6/15/46	500,000		510,165
Enel Generacion Chile,
Sr. Unscd. Notes	4.25	4/15/24	500,000		505,285
Eversource Energy,
Sr. Unscd. Notes	2.50	3/15/21	500,000		497,066
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	1,000,000		1,073,296
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	750,000		756,996
Florida Power & Light Co.,
First Mortgage Bonds	4.05	10/1/44	750,000		770,381
Georgia Power,
Sr. Unscd. Notes	3.25	4/1/26	500,000		502,419
Georgia Power,
Sr. Unscd. Notes	4.30	3/15/42	800,000		820,722
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000		1,736,194
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000		30,839
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	800,000		971,710
Interstate Power & Light,
Sr. Unscd. Debs.	3.70	9/15/46	300,000		279,672
Nevada Power,
Mortgage Notes	7.13	3/15/19	1,050,000		1,163,361
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	750,000		986,656
NextEra Energy Capital Holdings,
Gtd. Debs.	2.40	9/15/19	500,000		503,725
NiSource Finance,
Gtd. Notes	6.40	3/15/18	677,000		710,487
Oklahoma Gas & Electric,
Sr. Unscd. Notes	4.00	12/15/44	150,000		146,527

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utilities - 1.9% (continued)
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000	207,280
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	339,432
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	586,476
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000	977,734
Pacific Gas & Electric,
Sr. Unscd. Notes	4.75	2/15/44	500,000	548,240
PECO Energy,
First Mortgage Bonds	4.80	10/15/43	500,000	564,917
Pennsylvania Electric,
Sr. Unscd. Notes	5.20	4/1/20	500,000	534,953
Piedmont Natural Gas,
Sr. Unscd. Notes	4.10	9/18/34	500,000	499,346
PPL Capital Funding,
Gtd. Notes	3.40	6/1/23	400,000	403,699
PPL Capital Funding,
Gtd. Notes	4.70	6/1/43	400,000	403,299
PPL Electric Utilities,
First Mortgage Bonds	4.75	7/15/43	500,000	560,095
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	663,089
PSEG Power,
Gtd. Notes	2.45	11/15/18	180,000	181,550
Public Service Company of Colorado,
First Mortgage Bonds	3.20	11/15/20	1,500,000	1,554,094
Public Service Electric & Gas,
First Mortgage Notes	3.15	8/15/24	1,200,000	1,204,938
Public Service Electric & Gas,
Sr. Scd. Notes, Ser. D	5.25	7/1/35	230,000	267,113
San Diego Gas & Electric,
First Mortgage Bonds, Ser. NNN	3.60	9/1/23	400,000	420,287
Sempra Energy,
Sr. Unscd. Notes	2.88	10/1/22	1,000,000	996,755
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	257,766
South Carolina Electric & Gas,
First Mortgage Bonds	4.50	6/1/64	500,000	487,596
Southern,
Sr. Unscd. Notes	1.85	7/1/19	750,000	747,656
Southern,
Sr. Unscd. Notes	2.35	7/1/21	640,000	630,680
Southern California Edison,
First Mortgage Bonds	3.88	6/1/21	1,400,000	1,485,618
Southern California Edison,
First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000	88,802
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000	559,791
Southern California Gas,
First Mortgage Bonds	3.15	9/15/24	500,000	507,724
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000	104,570
Southern Co. Gas Capital,
Gtd. Notes	3.50	9/15/21	193,000	199,145

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utilities - 1.9% (continued)
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000	156,536
Southwestern Public Service,
First Mortgage Bonds	3.40	8/15/46	350,000	316,513
Tampa Electric,
Sr. Unscd. Notes	4.35	5/15/44	500,000	499,998
Toledo Edison,
Sr. Scd. Notes	6.15	5/15/37	750,000	905,838
Virginia Electric & Power,
Sr. Unscd. Notes	4.00	1/15/43	500,000	493,772
WEC Energy Group,
Sr. Unscd. Bonds	3.55	6/15/25	140,000	142,542
Wisconsin Power & Light,
Sr. Unscd. Debs.	4.10	10/15/44	400,000	393,025
Xcel Energy,
Sr. Unscd. Notes	6.50	7/1/36	630,000	794,748
				46,235,755
Total Bonds and Notes
(cost $2,400,169,505)				2,406,337,280

Other Investment - 8.1%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $193,702,309)			193,702,309 [g]	193,702,309
Investment of Cash Collateral for
Securities Loaned - .7%

Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Hamilton Shares
(cost $17,023,264)			17,023,264 [g]	17,023,264

Total Investments (cost $2,610,895,078)			108.6%	2,617,062,853
Liabilities, Less Cash and Receivables			(8.6%)	(206,711,817)
Net Assets			100.0%	2,410,351,036

GO—General Obligation
REIT—Real Estate Investment Trust

a	Variable rate security—rate shown is the interest rate in effect at period end.
b

Security, or portion thereof, on loan. At January 31, 2017, the value of the fund’s securities on loan was $210,227,068 and the value of the collateral held by the fund was $229,325,492, consisting of cash collateral of $17,023,264 and U.S. Government & Agency securities valued at $212,302,228.

c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $6,977,665 or .29% of net assets.

d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f	Purchased on a forward commitment basis.
g	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government & Agencies	67.4
Corporate Bonds	25.8
Money Market Investments	8.7
Foreign/Governmental	4.3
Commercial Mortgage-Backed	1.1
Municipal Bonds	.8
Asset-Backed	.5
108.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	11,072,065	-	11,072,065
Commercial
Mortgage-Backed	-	27,132,151	-	27,132,151
Corporate Bonds†	-	621,272,641	-	621,272,641
Foreign Government	-	104,036,698	-	104,036,698
Municipal Bonds†	-	19,005,133	-	19,005,133
Mutual Funds	210,725,573	-	-	210,725,573
U.S. Government Agencies/
Mortgage-Backed	-	756,963,159	-	756,963,159
U.S. Treasury	-	866,855,433	-	866,855,433
Liabilities ($)
Other Financial Instruments:
TBA Sale Commitments	-	(13,348,538)	-	(13,348,538)

†	See Statement of Investments for additional detailed categorizations.

TBA Sale Commitments
Dreyfus Bond Market Index Fund
January 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes-.6%	Rate (%)	Date	Amount ($)		Value ($)
Federal Home Loan Mortgage Corp.-.1%
Federal Home Loan Mortgage Corp.	3.50	3/6/26	500,000	[a,b]	520,669
Federal Home Loan Mortgage Corp.	4.50	11/1/17	600,000	[a,b]	613,793
Federal Home Loan Mortgage Corp.	5.00	2/12/39	175,000	[a,b]	190,341
Federal Home Loan Mortgage Corp.	5.00	2/15/22	1,000,000	[a,b]	1,022,363
					2,347,166
Federal National Mortgage Association-.2%
Federal National Mortgage Association	4.00	2/18/30	2,650,000	[a,b]	2,721,478
Federal National Mortgage Association	4.50	2/19/29	1,075,000	[a,b]	1,101,728
Federal National Mortgage Association	5.00	2/12/45	650,000	[a,b]	708,758
Federal National Mortgage Association	5.00	12/1/17	300,000	[a,b]	306,662
Federal National Mortgage Association	5.50	2/1/21	300,000	[a,b]	304,412
					5,143,038
Government National Mortgage Association-.3%
Government National Mortgage
Association	3.50	2/1/42	300,000	[b]	310,664
Government National Mortgage
Association	5.00	1/15/32	3,500,000	[b]	3,824,042
Government National Mortgage
Association	5.50	2/1/31	1,550,000	[b]	1,723,628
					5,858,334
Total Sale Commitments (proceeds $13,331,639)					13,348,538

a

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

b	Sold on a delayed delivery basis.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as

NOTES

obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At January 31, 2017, accumulated net unrealized appreciation on investments was $6,150,876, consisting of $34,946,481 gross unrealized appreciation and $28,795,605 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
January 31, 2017 (Unaudited)

Common Stocks - 99.2%	Shares		Value ($)
Automobiles & Components - 1.0%
Goodyear Tire & Rubber	187,596		6,076,234
Banks - 6.9%
Bank of America	635,370		14,384,777
JPMorgan Chase & Co.	251,597		21,292,654
SunTrust Banks	79,140		4,496,735
			40,174,166
Capital Goods - 7.5%
Honeywell International	70,381		8,327,480
Quanta Services	250,883	[a]	9,004,191
Raytheon	105,956		15,274,617
United Technologies	99,719		10,936,183
			43,542,471
Consumer Services - .8%
Carnival	79,589		4,407,639
Diversified Financials - 9.6%
American Express	74,997		5,728,271
Berkshire Hathaway, Cl. B	116,920	[a]	19,191,249
Goldman Sachs Group	44,179		10,131,128
Synchrony Financial	282,232		10,109,550
Voya Financial	270,333		10,872,793
			56,032,991
Energy - 7.5%
EOG Resources	89,631		9,104,717
Occidental Petroleum	196,353		13,306,843
Phillips 66	81,633		6,662,886
Schlumberger	67,086		5,615,769
Valero Energy	133,015		8,747,066
			43,437,281
Food & Staples Retailing - 2.8%
Costco Wholesale	61,489		10,081,122
Walgreens Boots Alliance	73,442		6,017,838
			16,098,960
Food, Beverage & Tobacco - 5.4%
Conagra Brands	147,289		5,757,527
Kellogg	193,210		14,048,299

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 5.4% (continued)
Molson Coors Brewing, Cl. B	120,264		11,607,881
			31,413,707
Health Care Equipment & Services - 5.2%
Aetna	33,881		4,018,625
AmerisourceBergen	66,999		5,847,673
Boston Scientific	426,915	[a]	10,271,575
UnitedHealth Group	61,482		9,966,232
			30,104,105
Insurance - 2.7%
Hartford Financial Services Group	61,540		2,997,613
Prudential Financial	122,121		12,836,138
			15,833,751
Materials - 5.0%
Dow Chemical	143,199		8,538,956
Newmont Mining	161,275		5,851,057
Packaging Corporation of America	93,726		8,639,663
Vulcan Materials	45,040		5,779,983
			28,809,659
Media - 5.3%
Comcast, Cl. A	98,606		7,436,865
Omnicom Group	159,608	[b]	13,670,425
Time Warner	101,969		9,875,698
			30,982,988
Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
Celgene	72,548	[a]	8,426,450
Eli Lilly & Co.	66,606		5,130,660
Merck & Co.	286,259		17,745,195
			31,302,305
Real Estate - 2.6%
Communications Sales & Leasing	265,158	[c]	6,968,352
Lamar Advertising, Cl. A	107,929	[b,c]	8,150,798
			15,119,150
Retailing - 4.9%
Amazon.com	15,078	[a]	12,416,431
Home Depot	43,414		5,972,898
Priceline Group	3,253	[a]	5,123,898
Ulta Beauty	18,744	[a]	5,103,616
			28,616,843
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials	113,877		3,900,287

Common Stocks - 99.2% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.7% (continued)
Microchip Technology	68,552		4,616,977
Texas Instruments	173,438		13,101,507
			21,618,771
Software & Services - 11.7%
Alphabet, Cl. C	31,974	[a]	25,476,564
eBay	137,035	[a]	4,361,824
Facebook, Cl. A	93,086	[a]	12,130,968
Fortinet	90,574	[a]	3,012,491
Intuit	34,843		4,131,683
Oracle	101,109		4,055,482
ServiceNow	31,849	[a]	2,886,156
Splunk	55,502	[a]	3,211,346
Square, Cl. A	205,640	[a]	3,006,457
Teradata	193,134	[a]	5,670,414
			67,943,385
Technology Hardware & Equipment - 5.4%
Apple	175,921		21,348,013
Cisco Systems	328,233		10,083,318
			31,431,331
Telecommunication Services - 3.1%
AT&T	424,235		17,885,748
Transportation - 2.0%
Delta Air Lines	245,251		11,585,657
Utilities - .7%
NRG Yield, Cl. C	229,884		3,896,534
Total Common Stocks (cost $471,689,481)			576,313,676
Other Investment - .8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $4,686,836)	4,686,836	[d]	4,686,836
Total Investments (cost $476,376,317)	100.0%		581,000,512
Liabilities, Less Cash and Receivables	.0%		(19,969)
Net Assets	100.0%		580,980,543

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At January 31, 2017, the value of the fund’s securities on loan was $10,079,046 and the value of the collateral held by the fund was $10,457,959, consisting of U.S. Government & Agency securities.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	11.7
Diversified Financials	9.6
Capital Goods	7.5
Energy	7.5
Banks	6.9
Food, Beverage & Tobacco	5.4
Pharmaceuticals, Biotech & Life Sciences	5.4
Technology Hardware & Equipment	5.4
Media	5.3
Health Care Equipment & Services	5.2
Materials	5.0
Retailing	4.9
Semiconductors & Semiconductor Equipment	3.7
Telecommunication Services	3.1
Food & Staples Retailing	2.8
Insurance	2.7
Real Estate	2.6
Transportation	2.0
Automobiles & Components	1.0
Consumer Services	.8
Money Market Investment	.8
Utilities	.7
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	576,313,676	-	-	576,313,676
Registered Investment
Company	4,686,836	-	-	4,686,836

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At January 31, 2017, accumulated net unrealized appreciation on investments was $104,624,195, consisting of $106,207,892 gross unrealized appreciation and $1,583,697 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional S&P 500 Stock Index Fund
January 31, 2017 (Unaudited)

Common Stocks - 98.6%	Shares		Value ($)
Automobiles & Components - .7%
BorgWarner	24,755		1,010,747
Delphi Automotive	31,361		2,197,152
Ford Motor	453,003		5,599,117
General Motors	162,407		5,945,720
Goodyear Tire & Rubber	30,582		990,551
Harley-Davidson	20,233	[a]	1,154,090
			16,897,377
Banks - 6.5%
Bank of America	1,182,405		26,769,649
BB&T	94,443		4,362,322
Citigroup	333,529		18,620,924
Citizens Financial Group	61,840		2,236,753
Comerica	20,547		1,387,539
Fifth Third Bancorp	88,476		2,309,224
Huntington Bancshares	126,773		1,715,239
JPMorgan Chase & Co.	418,693		35,433,989
KeyCorp	126,816		2,278,884
M&T Bank	18,123		2,946,256
People's United Financial	34,984	[a]	655,950
PNC Financial Services Group	57,074		6,875,134
Regions Financial	144,234		2,078,412
SunTrust Banks	57,523		3,268,457
U.S. Bancorp	187,068		9,849,130
Wells Fargo & Co.	528,829		29,788,938
Zions Bancorporation	24,503		1,033,782
			151,610,582
Capital Goods - 7.2%
3M	70,314		12,292,293
Acuity Brands	5,161		1,069,514
Allegion	10,920		717,116
AMETEK	27,998		1,430,698
Arconic	51,043		1,163,270
Boeing	67,469		11,025,784
Caterpillar	67,849		6,490,435
Cummins	17,919		2,634,272

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Capital Goods - 7.2% (continued)
Deere & Co.	33,488		3,584,890
Dover	17,826		1,385,971
Eaton	52,659		3,727,204
Emerson Electric	74,600		4,376,036
Fastenal	33,999		1,689,070
Flowserve	15,579	[a]	765,864
Fluor	16,326		906,093
Fortive	35,463		1,961,459
Fortune Brands Home & Security	17,925		988,205
General Dynamics	33,314		6,032,499
General Electric	1,035,152		30,744,014
Honeywell International	89,120		10,544,678
Illinois Tool Works	37,050		4,712,760
Ingersoll-Rand	29,694		2,356,219
Jacobs Engineering Group	13,547		793,177
Johnson Controls International	109,667		4,823,155
L3 Technologies	8,758		1,389,807
Lockheed Martin	29,332		7,372,012
Masco	37,368		1,231,276
Northrop Grumman	20,715		4,745,392
PACCAR	40,508		2,726,593
Parker-Hannifin	15,916		2,341,721
Pentair	20,205		1,184,619
Quanta Services	18,760	[b]	673,296
Raytheon	34,234		4,935,173
Rockwell Automation	14,863		2,199,575
Rockwell Collins	15,411		1,398,702
Roper Technologies	11,993		2,300,857
Snap-on	6,702		1,216,614
Stanley Black & Decker	17,614		2,184,136
Textron	30,605		1,449,759
TransDigm Group	5,681		1,229,368
United Rentals	10,496	[b]	1,327,849
United Technologies	89,626		9,829,283
W.W. Grainger	6,315		1,594,980
Xylem	21,352		1,052,867
			168,598,555
Commercial & Professional Services - .6%
Cintas	9,636		1,118,836
Dun & Bradstreet	4,578		561,354

Common Stocks - 98.6% (continued)	Shares		Value ($)
Commercial & Professional Services - .6% (continued)
Equifax	14,047		1,647,432
Nielsen Holdings	38,465		1,573,603
Pitney Bowes	24,470		389,562
Republic Services	26,649		1,529,120
Robert Half International	15,892		747,878
Stericycle	9,967	[a,b]	768,854
Verisk Analytics	18,583	[b]	1,535,699
Waste Management	47,100		3,273,450
			13,145,788
Consumer Durables & Apparel - 1.2%
Coach	33,727		1,259,703
D.R. Horton	39,713		1,187,816
Garmin	12,686	[a]	612,607
Hanesbrands	42,415	[a]	1,005,660
Harman International Industries	8,454		939,747
Hasbro	12,845	[a]	1,059,841
Leggett & Platt	15,375		733,695
Lennar, Cl. A	22,130		988,105
Mattel	41,308		1,082,683
Michael Kors Holdings	20,668	[b]	884,797
Mohawk Industries	7,454	[b]	1,608,871
Newell Brands	56,829		2,689,717
NIKE, Cl. B	156,711		8,290,012
PulteGroup	37,769		812,411
PVH	9,700		909,957
Ralph Lauren	6,213		549,416
Under Armour, Cl. A	21,089	[a,b]	453,203
Under Armour, Cl. C	21,238	[b]	408,194
VF	39,343		2,025,378
Whirlpool	8,574		1,499,507
			29,001,320
Consumer Services - 1.6%
Carnival	50,020		2,770,108
Chipotle Mexican Grill	3,290	[a,b]	1,386,538
Darden Restaurants	14,698		1,077,069
H&R Block	27,687	[a]	594,163
Marriott International, Cl. A	37,006		3,130,708
McDonald's	97,215		11,915,643
Royal Caribbean Cruises	20,080		1,880,090
Starbucks	170,543		9,417,384

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Consumer Services - 1.6% (continued)
Wyndham Worldwide	13,319		1,053,000
Wynn Resorts	9,554		969,062
Yum! Brands	40,280		2,639,548
			36,833,313
Diversified Financials - 5.2%
Affiliated Managers Group	6,324		963,525
American Express	90,132		6,884,282
Ameriprise Financial	18,552		2,082,833
Bank of New York Mellon	123,963		5,544,865
Berkshire Hathaway, Cl. B	222,081	[b]	36,452,375
BlackRock	14,162		5,296,305
Capital One Financial	56,484		4,936,137
Charles Schwab	139,734		5,762,630
CME Group	39,305		4,759,049
Discover Financial Services	46,724		3,237,039
E*TRADE Financial	33,092	[b]	1,239,295
Franklin Resources	42,399		1,684,936
Goldman Sachs Group	43,291		9,927,492
Intercontinental Exchange	69,035		4,028,883
Invesco	46,551		1,346,255
Leucadia National	37,561		895,830
Moody's	20,070		2,080,657
Morgan Stanley	168,811		7,172,779
Nasdaq	13,767		971,124
Navient	34,731		522,354
Northern Trust	25,165		2,087,688
S&P Global	30,572		3,674,143
State Street	42,442		3,234,080
Synchrony Financial	91,702		3,284,766
T. Rowe Price Group	28,529		1,923,996
			119,993,318
Energy - 7.1%
Anadarko Petroleum	65,324		4,541,978
Apache	45,179		2,702,608
Baker Hughes	49,521		3,123,785
Cabot Oil & Gas	53,956		1,158,975
Chesapeake Energy	86,568	[a,b]	558,364
Chevron	220,774		24,583,185
Cimarex Energy	11,171		1,510,431
Concho Resources	17,059	[b]	2,378,707

Common Stocks - 98.6% (continued)	Shares		Value ($)
Energy - 7.1% (continued)
ConocoPhillips	143,904		7,016,759
Devon Energy	62,076		2,826,941
EOG Resources	67,334		6,839,788
EQT	20,376		1,235,397
Exxon Mobil	484,980		40,684,972
Halliburton	99,936		5,653,380
Helmerich & Payne	12,747	[a]	907,077
Hess	31,183	[a]	1,689,495
Kinder Morgan	225,975		5,048,281
Marathon Oil	99,257		1,662,555
Marathon Petroleum	61,157		2,938,594
Murphy Oil	17,959	[a]	519,195
National Oilwell Varco	45,232		1,710,222
Newfield Exploration	23,314	[b]	934,425
Noble Energy	50,860		2,022,194
Occidental Petroleum	88,714		6,012,148
ONEOK	24,948		1,374,884
Phillips 66	51,533		4,206,123
Pioneer Natural Resources	20,001		3,604,780
Range Resources	21,977		710,736
Schlumberger	162,709		13,620,370
Southwestern Energy	56,307	[a,b]	507,326
Spectra Energy	82,824		3,449,620
TechnipFMC	51,792	[b]	1,741,247
Tesoro	14,110		1,140,794
Transocean	45,269	[a,b]	632,408
Valero Energy	53,427		3,513,360
Williams Cos.	91,844		2,648,781
			165,409,885
Food & Staples Retailing - 2.0%
Costco Wholesale	50,913		8,347,186
CVS Health	123,978		9,770,706
Kroger	109,950		3,733,902
Sysco	59,114		3,101,120
Walgreens Boots Alliance	99,387		8,143,771
Wal-Mart Stores	176,333		11,768,464
Whole Foods Market	38,473	[a]	1,162,654
			46,027,803
Food, Beverage & Tobacco - 5.3%
Altria Group	227,374		16,184,481

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 5.3% (continued)
Archer-Daniels-Midland	67,305		2,978,919
Brown-Forman, Cl. B	20,446		932,338
Campbell Soup	22,603		1,406,585
Coca-Cola	453,984		18,872,115
Conagra Brands	49,958		1,952,858
Constellation Brands, Cl. A	21,023		3,148,405
Dr. Pepper Snapple Group	22,218		2,026,282
General Mills	69,245		4,326,428
Hershey	16,768		1,768,521
Hormel Foods	32,372		1,175,104
J.M. Smucker	13,267		1,802,322
Kellogg	29,455		2,141,673
Kraft Heinz	69,172		6,176,368
McCormick & Co.	13,635		1,302,824
Mead Johnson Nutrition	22,036		1,552,657
Molson Coors Brewing, Cl. B	21,805		2,104,619
Mondelez International, Cl. A	180,764		8,004,230
Monster Beverage	46,740	[b]	1,991,124
PepsiCo	167,514		17,384,603
Philip Morris International	181,432		17,441,058
Reynolds American	96,075		5,776,990
Tyson Foods, Cl. A	34,059		2,138,565
			122,589,069
Health Care Equipment & Services - 5.2%
Abbott Laboratories	200,223		8,363,315
Aetna	40,706		4,828,139
AmerisourceBergen	19,113		1,668,183
Anthem	30,515		4,703,582
Baxter International	56,546		2,709,119
Becton Dickinson & Co.	25,190		4,465,935
Boston Scientific	160,822	[b]	3,869,377
C.R. Bard	8,784		2,084,707
Cardinal Health	36,818		2,759,877
Centene	20,041	[b]	1,267,994
Cerner	35,321	[b]	1,897,091
Cigna	30,335		4,435,584
Cooper	5,677	[a]	1,048,031
Danaher	70,535		5,919,297
DaVita	19,466	[b]	1,240,957
DENTSPLY SIRONA	26,511		1,503,174

Common Stocks - 98.6% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.2% (continued)
Edwards Lifesciences	24,483	[b]	2,356,244
Envision Healthcare	13,652	[b]	928,336
Express Scripts Holding	73,129	[b]	5,037,126
HCA Holdings	34,112	[b]	2,738,511
Henry Schein	9,833	[b]	1,571,903
Hologic	32,224	[b]	1,306,039
Humana	17,679		3,509,281
IDEXX Laboratories	10,483	[b]	1,282,385
Intuitive Surgical	4,569	[b]	3,164,901
Laboratory Corporation of America Holdings	12,114	[b]	1,625,820
McKesson	26,147		3,638,355
Medtronic	160,753		12,220,443
Patterson	10,429	[a]	433,951
Quest Diagnostics	15,778		1,450,314
Stryker	36,014		4,448,809
UnitedHealth Group	111,320		18,044,972
Universal Health Services, Cl. B	10,924		1,230,370
Varex Imaging	100		2,881
Varian Medical Systems	11,188	[a,b]	868,748
Zimmer Biomet Holdings	23,633		2,796,493
			121,420,244
Household & Personal Products - 2.0%
Church & Dwight	30,748		1,390,425
Clorox	15,123		1,814,760
Colgate-Palmolive	103,557		6,687,711
Coty, Cl. A	56,185		1,078,752
Estee Lauder, Cl. A	26,280		2,134,199
Kimberly-Clark	41,717		5,053,180
Procter & Gamble	312,925		27,412,230
			45,571,257
Insurance - 2.7%
Aflac	47,410		3,318,226
Allstate	42,981		3,232,601
American International Group	114,281		7,343,697
Aon	30,814		3,472,738
Arthur J. Gallagher & Co.	20,776		1,118,372
Assurant	6,251		607,160
Chubb	54,032		7,104,668
Cincinnati Financial	17,581		1,240,867
Hartford Financial Services Group	44,368		2,161,165

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Insurance - 2.7% (continued)
Lincoln National	26,687		1,801,639
Loews	32,747		1,525,355
Marsh & McLennan	61,324		4,171,258
MetLife	127,669		6,946,470
Principal Financial Group	30,670		1,750,950
Progressive	68,519		2,565,351
Prudential Financial	50,713		5,330,443
Torchmark	13,148		966,904
Travelers	33,410		3,935,030
Unum Group	26,514		1,204,531
Willis Towers Watson	14,883		1,862,310
XL Group	31,050		1,166,548
			62,826,283
Materials - 2.9%
Air Products & Chemicals	25,226		3,525,586
Albemarle	13,322		1,234,150
Avery Dennison	10,337		754,808
Ball	20,356		1,552,349
CF Industries Holdings	26,641	[a]	940,161
Dow Chemical	130,937		7,807,773
E.I. du Pont de Nemours & Co.	101,593		7,670,271
Eastman Chemical	17,371		1,346,252
Ecolab	30,399		3,651,832
FMC	15,427		928,088
Freeport-McMoRan	146,240	[a,b]	2,434,896
International Flavors & Fragrances	9,498		1,113,261
International Paper	48,065		2,720,479
LyondellBasell Industries, Cl. A	39,472		3,681,553
Martin Marietta Materials	7,219		1,657,482
Monsanto	50,782		5,500,198
Mosaic	41,250	[a]	1,294,012
Newmont Mining	62,356		2,262,276
Nucor	37,899		2,201,553
PPG Industries	31,521		3,152,415
Praxair	33,058		3,915,390
Sealed Air	22,165		1,075,003
Sherwin-Williams	9,472		2,877,688
Vulcan Materials	15,445		1,982,057
WestRock	28,563		1,524,108
			66,803,641

Common Stocks - 98.6% (continued)	Shares		Value ($)
Media - 3.2%
CBS, Cl. B	45,914		2,960,994
Charter Communications, Cl. A	25,182	[b]	8,157,709
Comcast, Cl. A	279,669		21,092,636
Discovery Communications, Cl. A	18,244	[a,b]	517,217
Discovery Communications, Cl. C	27,339	[b]	757,564
Interpublic Group of Companies	45,195		1,063,438
News Corp., Cl. A	45,043		553,578
News Corp., Cl. B	11,884		150,333
Omnicom Group	27,957		2,394,517
Scripps Networks Interactive, Cl. A	10,561	[a]	804,326
TEGNA	26,852		615,179
Time Warner	90,416		8,756,790
Twenty-First Century Fox, Cl. A	123,198		3,865,953
Twenty-First Century Fox, Cl. B	56,490		1,751,755
Viacom, Cl. B	41,271		1,739,160
Walt Disney	171,317		18,956,226
			74,137,375
Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
AbbVie	189,435		11,576,373
Agilent Technologies	37,103		1,816,934
Alexion Pharmaceuticals	26,377	[b]	3,446,946
Allergan	43,597		9,542,947
Amgen	87,067		13,641,658
Biogen	25,459	[b]	7,058,253
Bristol-Myers Squibb	194,347		9,554,099
Celgene	90,142	[b]	10,469,993
Eli Lilly & Co.	112,877		8,694,915
Endo International	23,886	[b]	292,365
Gilead Sciences	153,504		11,121,365
Illumina	17,327	[b]	2,774,053
Johnson & Johnson	318,664		36,088,698
Mallinckrodt	12,996	[b]	633,295
Merck & Co.	321,913		19,955,387
Mettler-Toledo International	3,174	[b]	1,354,124
Mylan	53,913	[b]	2,051,390
PerkinElmer	13,600		723,384
Perrigo	16,236		1,236,371
Pfizer	709,697		22,518,686
Regeneron Pharmaceuticals	8,737	[b]	3,139,117
Thermo Fisher Scientific	45,792		6,978,243

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 8.2% (continued)
Vertex Pharmaceuticals	29,435	[b]	2,527,583
Waters	9,112	[b]	1,290,715
Zoetis	57,933		3,182,839
			191,669,733
Real Estate - 2.8%
American Tower	49,377	[c]	5,110,519
Apartment Investment & Management, Cl. A	17,515	[c]	771,886
AvalonBay Communities	16,286	[c]	2,822,527
Boston Properties	18,216	[c]	2,384,474
CBRE Group, Cl. A	35,104	[b,c]	1,065,757
Crown Castle International	42,650	[c]	3,745,949
Digital Realty Trust	18,526	[a,c]	1,993,953
Equinix	8,417	[c]	3,240,377
Equity Residential	43,342	[c]	2,633,893
Essex Property Trust	7,767	[c]	1,742,138
Extra Space Storage	14,481	[c]	1,043,356
Federal Realty Investment Trust	8,146	[c]	1,143,943
GGP	68,790	[c]	1,708,744
HCP	55,283	[a,c]	1,676,181
Host Hotels & Resorts	88,091	[c]	1,591,804
Iron Mountain	28,406	[c]	1,016,935
Kimco Realty	49,998	[c]	1,244,450
Macerich	14,719	[c]	1,011,048
Mid-America Apartment Communities	13,231	[c]	1,256,283
Prologis	62,558	[c]	3,055,958
Public Storage	17,275	[c]	3,714,125
Realty Income	30,502	[c]	1,818,834
Simon Property Group	36,497	[c]	6,707,054
SL Green Realty	12,018	[c]	1,309,601
UDR	30,719	[c]	1,073,629
Ventas	41,481	[c]	2,558,133
Vornado Realty Trust	19,739	[c]	2,098,453
Welltower	42,311	[c]	2,805,219
Weyerhaeuser	89,290	[c]	2,797,456
			65,142,679
Retailing - 5.4%
Advance Auto Parts	8,582		1,409,508
Amazon.com	46,155	[b]	38,007,719
AutoNation	8,271	[b]	439,356
AutoZone	3,378	[b]	2,448,982

Common Stocks - 98.6% (continued)	Shares		Value ($)
Retailing - 5.4% (continued)
Bed Bath & Beyond	18,358	[a]	740,745
Best Buy	31,558	[a]	1,404,962
CarMax	23,052	[a,b]	1,537,799
Dollar General	29,911		2,208,030
Dollar Tree	27,672	[b]	2,136,002
Expedia	14,206		1,727,308
Foot Locker	16,179	[a]	1,108,909
Gap	24,112		555,299
Genuine Parts	17,388		1,683,332
Home Depot	142,568		19,614,505
Kohl's	20,277		807,633
L Brands	28,791		1,733,506
LKQ	36,197	[b]	1,155,046
Lowe's	101,632		7,427,267
Macy's	36,668		1,083,173
Netflix	49,784	[b]	7,005,107
Nordstrom	14,417	[a]	637,520
O'Reilly Automotive	10,982	[b]	2,880,249
Priceline Group	5,770	[b]	9,088,500
Ross Stores	45,884		3,033,391
Signet Jewelers	7,727		600,156
Staples	78,103		718,548
Target	65,757		4,240,011
The TJX Companies	76,238		5,711,751
Tiffany & Co.	12,082		951,095
Tractor Supply	15,783		1,162,734
TripAdvisor	13,136	[a,b]	694,894
Ulta Beauty	6,716	[b]	1,828,632
Urban Outfitters	11,015	[b]	292,338
			126,074,007
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices	35,522		2,662,019
Applied Materials	125,270		4,290,497
Broadcom	46,421		9,260,989
First Solar	9,079	[a,b]	283,174
Intel	554,190		20,405,276
KLA-Tencor	17,877		1,521,511
Lam Research	18,964		2,178,205
Linear Technology	27,914		1,762,211
Microchip Technology	25,398		1,710,555

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.3% (continued)
Micron Technology	119,889	[b]	2,890,524
NVIDIA	63,005		6,878,886
Qorvo	15,309	[a,b]	982,991
QUALCOMM	172,699		9,227,308
Skyworks Solutions	22,280	[a]	2,043,967
Texas Instruments	116,609		8,808,644
Xilinx	30,289		1,762,820
			76,669,577
Software & Services - 12.4%
Accenture, Cl. A	72,373		8,241,114
Activision Blizzard	79,816		3,209,401
Adobe Systems	57,861	[b]	6,560,280
Akamai Technologies	20,966	[b]	1,438,058
Alliance Data Systems	6,653		1,519,412
Alphabet, Cl. A	34,641	[b]	28,412,202
Alphabet, Cl. C	34,725	[b]	27,668,533
Autodesk	22,374	[b]	1,819,901
Automatic Data Processing	52,935		5,345,906
CA	37,052		1,158,616
Citrix Systems	18,636	[b]	1,699,417
Cognizant Technology Solutions, Cl. A	71,793	[b]	3,775,594
CSRA	16,399		508,697
eBay	121,613	[b]	3,870,942
Electronic Arts	34,772	[b]	2,901,028
Facebook, Cl. A	273,771	[b]	35,677,837
Fidelity National Information Services	37,841		3,005,332
Fiserv	25,405	[b]	2,729,259
Global Payments	18,163		1,403,637
International Business Machines	101,241		17,668,579
Intuit	28,366		3,363,640
Mastercard, Cl. A	111,541		11,860,155
Microsoft	909,478		58,797,753
Oracle	350,207		14,046,803
Paychex	37,962		2,288,729
PayPal Holdings	130,243	[b]	5,181,067
Red Hat	20,618	[b]	1,564,494
salesforce.com	74,727	[b]	5,910,906
Symantec	73,411		2,022,473
Teradata	16,867	[b]	495,215
Total System Services	19,886		1,007,822

Common Stocks - 98.6% (continued)	Shares		Value ($)
Software & Services - 12.4% (continued)
VeriSign	11,298	[a,b]	906,213
Visa, Cl. A	218,525		18,074,203
Western Union	55,159	[a]	1,080,013
Yahoo!	101,499	[b]	4,473,061
			289,686,292
Technology Hardware & Equipment - 5.2%
Amphenol, Cl. A	36,503		2,463,587
Apple	623,939		75,714,998
Cisco Systems	585,458		17,985,270
Corning	113,318		3,001,794
F5 Networks	7,464	[b]	1,000,400
FLIR Systems	14,997		529,844
Harris	14,479		1,487,138
Hewlett Packard Enterprise	192,721		4,370,912
HP	197,946		2,979,087
Juniper Networks	44,823		1,200,360
Motorola Solutions	19,609		1,582,642
NetApp	33,696		1,291,231
Seagate Technology	35,513	[a]	1,603,412
TE Connectivity	41,134		3,058,313
Western Digital	33,589		2,678,051
Xerox	95,169		659,521
			121,606,560
Telecommunication Services - 2.5%
AT&T	718,281		30,282,727
CenturyLink	64,662	[a]	1,672,159
Frontier Communications	135,515	[a]	472,947
Level 3 Communications	34,416	[b]	2,046,375
Verizon Communications	476,774		23,366,694
			57,840,902
Transportation - 2.3%
Alaska Air Group	14,456	[a]	1,356,262
American Airlines Group	61,287		2,711,950
CH Robinson Worldwide	16,680	[a]	1,268,681
CSX	109,631		5,085,782
Delta Air Lines	86,828		4,101,755
Expeditors International of Washington	20,441		1,064,567
FedEx	28,356		5,362,403
J.B. Hunt Transport Services	9,852		976,136
Kansas City Southern	13,142		1,129,029

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Transportation - 2.3% (continued)
Norfolk Southern	34,002		3,993,875
Ryder System	6,214		482,206
Southwest Airlines	71,827		3,757,270
Union Pacific	96,853		10,322,593
United Continental Holdings	33,883	[b]	2,387,735
United Parcel Service, Cl. B	80,373		8,771,105
			52,771,349
Utilities - 3.1%
AES	76,155		871,213
Alliant Energy	26,946		1,014,517
Ameren	28,659		1,508,896
American Electric Power	57,863		3,706,704
American Water Works	21,045		1,545,545
CenterPoint Energy	51,758		1,356,577
CMS Energy	32,945		1,403,457
Consolidated Edison	35,997		2,676,377
Dominion Resources	72,625		5,539,835
DTE Energy	21,494		2,120,168
Duke Energy	79,994		6,282,729
Edison International	38,869		2,832,773
Entergy	21,164		1,516,189
Eversource Energy	37,937		2,098,675
Exelon	106,913		3,836,038
FirstEnergy	50,213		1,522,458
NextEra Energy	54,240		6,710,573
NiSource	36,765		822,433
NRG Energy	40,753		674,055
PG&E	59,110		3,658,318
Pinnacle West Capital	12,665		983,184
PPL	79,420		2,766,993
Public Service Enterprise Group	60,416		2,673,408
SCANA	16,699		1,147,221
Sempra Energy	29,348		3,004,942
Southern	113,598		5,615,149
WEC Energy Group	37,733		2,228,134
Xcel Energy	60,604		2,504,157
			72,620,718
Total Common Stocks (cost $1,147,727,802)			2,294,947,627

	Principal
Short-Term Investments - .1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.51%, 3/16/17
(cost $1,324,194)	1,325,000	[d]	1,324,330
Other Investment - 1.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $27,214,567)	27,214,567	[e]	27,214,567
Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $17,175,882)	17,175,882	[e]	17,175,882
Total Investments (cost $1,193,442,445)	100.6%		2,340,662,406
Liabilities, Less Cash and Receivables	(.6%)		(13,350,548)
Net Assets	100.0%		2,327,311,858

[a]

Security, or portion thereof, on loan. At January 31, 2017, the value of the fund’s securities on loan was $37,747,431 and the value of the collateral held by the fund was $38,612,940, consisting of cash collateral of $17,175,882 and U.S. Government & Agency securities valued at $21,437,058.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Held by or on behalf of a counterparty for open futures contracts.
[e]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	12.4
Pharmaceuticals, Biotechnology & Life Sciences	8.2
Capital Goods	7.2
Energy	7.1
Banks	6.5
Retailing	5.4
Food, Beverage & Tobacco	5.3
Diversified Financials	5.2
Health Care Equipment & Services	5.2
Technology Hardware & Equipment	5.2
Semiconductors & Semiconductor Equipment	3.3
Media	3.2
Utilities	3.1
Materials	2.9
Real Estate	2.8
Insurance	2.7
Telecommunication Services	2.5
Transportation	2.3
Food & Staples Retailing	2.0
Household & Personal Products	2.0
Short-Term/Money Market Investments	2.0
Consumer Services	1.6
Consumer Durables & Apparel	1.2
Automobiles & Components	.7
Commercial & Professional Services	.6
100.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Institutional S&P 500 Stock Index Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 – Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities-
Domestic
Common Stocks†	2,279,965,720	-	-	2,279,965,720
Equity Securities-
Foreign
Common Stocks†	14,981,907	-	-	14,981,907
Registered Investment
Companies	44,390,449	-	-	44,390,449
U.S. Treasury	-	1,324,330	-	1,324,330
Other Financial Instruments:
Futures††	159,140	-	-	159,140

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Institutional S&P 500 Stock Index Fund
January 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	282	32,070,450	March 2017	159,140
Gross Unrealized Appreciation				159,140

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2017, accumulated net unrealized appreciation on investments was $1,147,219,961, consisting of $1,173,840,062 gross unrealized appreciation and $26,620,101 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
January 31, 2017 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 93.0%	Rate (%)		Date	Amount ($)	[a]	Value ($)
Asset-Backed Certificates - 6.7%
American Homes 4 Rent,
Ser. 2014-SFR3, Cl. A		3.68	12/17/36	144,548	[b]	148,673
Avant Loans Funding Trust,
Ser. 2016-B, Cl. A		3.92	8/15/19	196,576	[b]	197,438
Avant Loans Funding Trust,
Ser. 2016-C, Cl. A		2.96	9/16/19	589,469	[b]	590,207
CIT Equipment Collateral,
Ser. 2014-VT1, Cl. C		2.65	2/20/20	1,475,000	[b]	1,478,884
Conn's Receivables Funding,
Ser. 2016-A, Cl. A		4.68	4/16/18	141,543	[b]	141,881
Dell Equipment Finance Trust,
Ser. 2016-1, Cl. D		3.24	7/22/22	1,225,000	[b]	1,219,844
Marlette Funding Trust,
Ser. 2016-1A, Cl. A		3.06	1/17/23	429,549	[b]	431,163
RAAC Series Trust,
Ser. 2006-SP4, Cl. M1		1.10	11/25/36	600,000	[c]	566,843
SoFi Consumer Loan Program Trust,
Ser. 2016-2A, Cl. A		3.09	10/27/25	840,553	[b]	841,898
SoFi Consumer Loan Program Trust,
Ser. 2016-3, Cl. A		3.05	12/26/25	956,333	[b]	956,222
SOI Consumer Loan Program Trust,
Ser. 17-1, Cl. A		3.28	1/26/26	800,000	[b]	803,407
Springleaf Funding Trust,
Ser. 2015-AA, Cl. B		3.62	11/15/24	700,000	[b]	698,575
Springleaf Funding Trust,
Ser. 2016-AA, Cl. B		3.80	11/15/29	800,000	[b]	800,057
Trafigura Securitisation Finance,
Ser. 2014-1A, Cl. B		2.95	10/15/21	1,560,000	[b,c]	1,558,799
						10,433,891
Asset-Backed Ctfs./Auto Receivables - 4.7%
BMW Canada Auto Trust,
Ser. 2016-1A, Cl. A1	CAD	1.37	9/20/18	486,537	[b]	374,184
Drive Auto Receivables Trust,
Ser. 2016-CA, Cl. C		3.02	11/15/21	475,000	[b]	479,523
Drive Auto Receivables Trust,
Ser. 2016-CA, Cl. D		4.18	3/15/24	500,000	[b]	500,891
Globaldrive Auto Receivables,
Ser. 2016-B, Cl. A	EUR	0.13	8/20/24	974,161	[c]	1,057,078
GM Financial Automobile Leasing Trust,
Ser. 2015-1, Cl. D		3.01	3/20/20	825,000		833,913
GO Financial Auto Securitization Trust,
Ser. 2015-1, Cl. B		3.59	10/15/20	1,749,731	[b]	1,741,397
MBARC Credit Canada,
Ser. 2016-AA, Cl. A1	CAD	1.26	9/17/18	913,585	[b]	702,392
MBARC Credit Canada,
Ser. 2016-AA, Cl. A2	CAD	1.53	6/17/19	775,000	[b]	593,478
MBARC Credit Canada,
Ser. 2016-AA. Cl. A3	CAD	1.72	7/15/21	175,000	[b]	134,595

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 93.0% (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
Asset-Backed Ctfs./Auto Receivables - 4.7% (continued)
Oscar US Funding Trust,
Ser. 2016-2A, Cl. A2A	2.31	11/15/19	800,000	[b]	800,944
					7,218,395
Asset-Backed Ctfs./Home Equity Loans - 5.4%
ACE Securities Corp. Home Equity Loan
Trust,
Ser. 2006-HE2, Cl. A2C	0.92	5/25/36	410,139	[c]	401,753
Carrington Mortgage Loan Trust,
Ser. 2006-NC5, Cl. A2	0.87	1/25/37	3,844,793	[c]	3,083,732
Colony Starwood Homes,
Ser. 2016-2A, Cl. A	2.02	12/17/23	798,170	[b,c]	802,937
Countrywide Asset-Backed Certificates,
Ser. 2004-1, Cl. M5	2.33	1/25/34	1,634,384	[c]	1,559,330
HSI Asset Securitization Corp. Trust,
Ser. 2005-I1, Cl. 2A3	1.05	11/25/35	1,063,396	[c]	1,048,611
JP Morgan Mortgage Acquisition Trust,
Ser. 2007-CH1, Cl. AF6	5.00	11/25/36	413,107	[c]	414,212
Morgan Stanley ABS Capital I Trust,
Ser. 2006-NC4, Cl. A2C	0.91	6/25/36	262,089	[c]	227,186
Structured Asset Securities Corp.,
Ser. 2002-BC1, Cl. M2	4.21	8/25/32	856,352	[c]	813,442
					8,351,203
Asset-Backed Ctfs./Student Loans - .3%
SMB Private Education Loan Trust,
Ser. 2016-B, Cl. A1	1.19	11/15/23	522,815	[b,c]	524,116
Casinos - .6%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	400,000	[b]	428,248
Scientific Games International,
Gtd. Notes	10.00	12/1/22	510,000		525,106
					953,354
Commercial Mortgage Pass-Through Ctfs. - 4.4%
A10 Term Asset Financing,
Ser. 2013-2, Cl. A	2.62	11/15/27	113,151	[b]	112,818
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PWR14, Cl. AJ	5.27	12/11/38	672,224		673,871
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR16, Cl. AJ	5.70	6/11/40	900,000	[c]	902,825
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR17, Cl. AJ	5.89	6/11/50	925,000	[c]	934,566
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2007-LD12, Cl. AJ	6.06	2/15/51	2,255,000	[c]	2,095,342
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2014-INN, Cl. E	4.37	6/15/29	950,000	[b,c]	950,553
ML-CFC Commercial Mortgage Trust,
Ser. 2006-4, Cl. AJ	5.24	12/12/49	47,345		47,723
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM	5.71	4/15/49	1,100,000	[c]	1,083,934
					6,801,632

		Coupon	Maturity	Principal
Bonds and Notes - 93.0% (continued)	Rate (%)		Date	Amount ($)	[a]	Value ($)
Consumer Discretionary - .9%
AMC Networks,
Gtd. Notes		5.00	4/1/24	160,000		163,800
Cox Communications,
Sr. Unscd. Notes		3.35	9/15/26	250,000	[b]	238,492
GLP Capital,
Gtd. Notes		5.38	4/15/26	405,000		422,719
Walgreens Boots Alliance,
Sr. Unscd. Notes		1.75	5/30/18	550,000		551,317
						1,376,328
Consumer Staples - .9%
Kraft Heinz Foods,
Gtd. Notes	EUR	2.25	5/25/28	805,000		875,922
Kraft Heinz Foods,
Scd. Notes		4.88	2/15/25	470,000	[b]	503,329
						1,379,251
Energy - 6.0%
Cimarex Energy,
Gtd. Notes		5.88	5/1/22	580,000		602,151
Continental Resources,
Gtd. Notes		3.80	6/1/24	475,000		445,906
Diamondback Energy,
Gtd. Notes		4.75	11/1/24	225,000	[b]	225,844
Lukoil International Finance,
Gtd. Notes		6.13	11/9/20	500,000		543,790
Lukoil International Finance,
Gtd. Notes		4.75	11/2/26	850,000	[b]	853,221
MMC Norilsk Nickel,
Sr. Unscd. Notes		4.38	4/30/18	1,400,000		1,434,997
NRG Energy,
Gtd. Notes		6.25	7/15/22	425,000		439,875
Occidental Petroleum,
Sr. Unscd. Notes		3.00	2/15/27	425,000		410,355
Petrobras Global Finance,
Gtd. Notes		5.38	1/27/21	1,025,000		1,035,250
Petrobras Global Finance,
Gtd. Notes		6.13	1/17/22	270,000		279,720
Petroleos Mexicanos,
Gtd. Notes		6.50	3/13/27	675,000	[b]	695,655
Shell International Finance,
Gtd. Notes		3.75	9/12/46	925,000		856,635
Transocean,
Gtd. Notes		4.25	10/15/17	1,455,000		1,473,187
						9,296,586
Financials - 11.9%
AerCap Ireland Capital,
Gtd. Notes		4.63	10/30/20	750,000		790,762
AerCap Ireland Capital,
Gtd. Notes		5.00	10/1/21	425,000		453,751
Allianz Finance II,
Gtd. Notes	EUR	5.75	7/8/41	1,100,000	[c]	1,373,988
Ally Financial,
Sr. Unscd. Notes		3.60	5/21/18	1,445,000		1,470,287
Bank of America,
Sub. Notes		4.25	10/22/26	575,000		580,215
Barclays,
Jr. Sub. Bonds		7.88	12/29/49	800,000	[c]	823,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Bonds and Notes - 93.0% (continued)	Rate (%)		Date	Amount ($)	[a]	Value ($)
Financials - 11.9% (continued)
Barclays,
Sub. Notes	5.20		5/12/26	1,300,000		1,324,142
BNP Paribas,
Sr. Unscd. Notes	3.80		1/10/24	800,000	[b]	802,348
Citigroup,
Sub. Notes	4.30		11/20/26	425,000		428,350
Credit Suisse Group,
Sr. Unscd. Notes	4.28		1/9/28	525,000	[b]	521,762
Ford Motor Credit,
Sr. Unscd. Notes	3.34		3/18/21	775,000		783,546
General Motors Financial,
Gtd. Notes	2.58		1/15/20	750,000	[c]	758,649
Goldman Sachs Group,
Sr. Unscd. Notes	3.50		11/16/26	650,000		634,451
HSBC Holdings,
Sub. Notes	4.38		11/23/26	350,000		352,535
Hyundai Capital America,
Sr. Unscd. Notes	2.00		7/1/19	650,000	[b]	644,169
Intesa Sanpaolo,
Gtd. Bonds	5.25		1/12/24	350,000		368,155
Lloyds Banking Group,
Gtd. Notes	3.10		7/6/21	475,000		480,230
Lloyds Banking Group,
Sr. Unscd. Notes	3.75		1/11/27	275,000		270,867
Morgan Stanley,
Sub. Notes	3.95		4/23/27	425,000		416,222
Park Aerospace Holdings,
Gtd. Notes	5.25		8/15/22	250,000	[b]	256,563
Park Aerospace Holdings,
Gtd. Notes	5.50		2/15/24	125,000	[b]	128,594
Royal Bank of Scotland Group,
Jr. Sub. Notes	8.63		12/29/49	625,000	[c]	646,875
Royal Bank of Scotland Group,
Sr. Unscd. Notes	3.88		9/12/23	1,400,000		1,362,284
Santander UK Group Holdings,
Sr. Unscd. Notes	3.57		1/10/23	375,000		375,933
Wells Fargo & Co.,
Sr. Unscd. Notes	3.00		4/22/26	395,000		376,634
Wells Fargo & Co.,
Sub. Notes	4.30		7/22/27	215,000		220,561
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.	6.50		5/9/67	1,787,000	[b,c]	1,795,935
						18,440,888
Foreign/Governmental - 31.5%
Argentine Government,
Sr. Unscd. Bonds	ARS	15.50	10/17/26	14,400,000		1,029,154
Argentine Government,
Sr. Unscd. Notes	6.88		1/26/27	1,300,000	[b]	1,287,325
Argentine Government,
Sr. Unscd. Notes	8.28		12/31/33	675,000		1,000,698
Argentine Government,
Unscd. Bonds	ARS	21.20	9/19/18	38,800,000		2,742,485
Bahraini Government,
Sr. Unscd. Bonds	7.00		10/12/28	375,000	[b]	385,437
Brazilian Government,
Notes	BRL	10.00	1/1/21	6,250,000		1,971,038

		Coupon	Maturity	Principal
Bonds and Notes - 93.0% (continued)	Rate (%)		Date	Amount ($)	[a]	Value ($)
Foreign/Governmental - 31.5% (continued)
Brazilian Government,
Sr. Unscd. Bonds		5.63	2/21/47	425,000	[d]	396,313
Buenos Aires Province,
Sr. Unscd. Notes		5.75	6/15/19	650,000	[b]	675,967
Buenos Aires Province,
Sr. Unscd. Notes		9.13	3/16/24	605,000	[b]	660,962
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	4,336,000,000		1,770,372
Hungarian Government,
Bonds, Ser. 24/B	HUF	3.00	6/26/24	192,750,000		674,437
Hungarian Government,
Bonds, Ser. 25/B	HUF	5.50	6/24/25	299,300,000		1,224,096
Icelandic Government,
Unscd. Notes		5.88	5/11/22	1,700,000		1,918,025
Indonesian Government,
Sr. Unscd. Notes	EUR	3.75	6/14/28	950,000	[b]	1,077,309
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NZD	3.50	1/22/21	2,550,000		1,879,795
Italian Government,
Unscd. Bonds	EUR	2.80	3/1/67	700,000		623,312
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	562,400,000	[e]	5,249,322
Mexican Government,
Bonds, Ser. S	MXN	4.50	12/4/25	7,150,000	[f]	2,131,909
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/25	5,275,000	[g]	4,071,323
Peruvian Government,
Sr. Unscd. Bonds	EUR	2.75	1/30/26	475,000		555,107
Polish Government,
Bonds, Ser. 0725	PLN	3.25	7/25/25	11,580,000		2,802,859
Polish Government,
Unscd. Notes	EUR	2.00	10/25/46	800,000		804,232
Portgual Government,
Sr. Unscd. Bonds	EUR	3.85	4/15/21	2,275,000	[b]	2,626,229
Portgual Government,
Sr. Unscd. Bonds	EUR	2.88	7/21/26	2,050,000	[b]	1,991,101
Portgual Government,
Sr. Unscd. Bonds	EUR	4.13	4/14/27	1,800,000	[b]	1,890,108
Romanian Government,
Sr. Unscd. Notes	EUR	2.75	10/29/25	625,000	[b]	705,993
Romanian Government,
Unscd. Notes	EUR	2.88	5/26/28	950,000	[b]	1,041,636
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	117,700,000		1,815,247
Russian Government,
Unscd. Bonds		4.75	5/27/26	600,000		620,638
Sri Lankan Government,
Sr. Unscd. Bonds		6.00	1/14/19	700,000		723,297
Sri Lankan Government,
Sr. Unscd. Bonds		5.75	1/18/22	875,000	[b]	878,864
Turkish Government,
Unscd. Bonds	TRY	2.00	9/18/24	5,500,000		1,647,795
						48,872,385
Health Care - 2.2%
Abbott Laboratories,
Sr. Unscd. Notes		3.75	11/30/26	175,000		173,018

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 93.0% (continued)	Rate (%)		Date	Amount ($)	[a]	Value ($)
Health Care - 2.2% (continued)
Abbott Laboratories,
Sr. Unscd. Notes		4.90	11/30/46	675,000		682,798
AbbVie,
Sr. Unscd. Bonds	EUR	1.38	5/17/24	525,000		567,474
Mylan,
Gtd. Notes		3.00	12/15/18	400,000	[b]	403,375
Mylan,
Gtd. Notes		2.50	6/7/19	575,000	[b]	572,609
Tenet Healthcare,
Sr. Unscd. Notes		6.75	6/15/23	450,000	[d]	426,375
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes		1.70	7/19/19	600,000	[d]	589,302
						3,414,951
Industrials - 1.3%
Mexico City Airport Trust,
Sr. Scd. Notes		4.25	10/31/26	1,600,000	[b,d]	1,569,280
United Rentals North America,
Gtd. Notes		5.50	7/15/25	425,000		442,531
						2,011,811
Information Technology - 1.7%
Diamond 1 Finance,
Sr. Scd. Notes		3.48	6/1/19	825,000	[b]	842,121
First Data,
Gtd. Notes		7.00	12/1/23	425,000	[b]	451,563
Infor US,
Gtd. Notes		6.50	5/15/22	440,000		453,750
Oracle,
Sr. Unscd. Notes		4.00	7/15/46	850,000		799,748
Zayo Group,
Gtd. Notes		5.75	1/15/27	105,000	[b]	107,625
						2,654,807
Materials - 1.0%
Ardagh Packaging Finance,
Sr. Scd. Notes		3.96	12/15/19	540,000	[b,c]	550,125
BWAY Holding,
Sr. Unscd. Notes		9.13	8/15/21	425,000	[b]	459,000
Equate Petrochemical,
Gtd. Notes		3.00	3/3/22	500,000	[b]	485,966
						1,495,091
Municipal Bonds - 1.0%
Georgetown University,
GO (Insured; National Public Finance
Guarantee Corp.)		1.35	4/1/29	1,700,000	[c]	1,568,250
Real Estate - .4%
Omega Healthcare Investors,
Gtd. Notes		4.38	8/1/23	675,000		675,740
Residential Mortgage Pass-Through Ctfs. - .2%
Impac Secured Assets Trust,
Ser. 2006-2, Cl. 2A1		1.11	8/25/36	319,161	[c]	315,588
Telecommunications - 2.5%
British Telecommunications,
Sr. Unscd. Notes	EUR	0.63	3/10/21	450,000		485,671

	Coupon		Maturity	Principal
Bonds and Notes - 93.0% (continued)	Rate (%)		Date	Amount ($)	[a]	Value ($)
Telecommunications - 2.5% (continued)
Digicel Group,
Sr. Unscd. Notes	8.25		9/30/20	652,000	[b]	581,910
GTH Finance,
Gtd. Notes	6.25		4/26/20	275,000	[b]	291,199
Interoute Finco,
Sr. Scd. Bonds	EUR	7.38	10/15/20	400,000	[b]	465,181
Sprint,
Gtd. Notes	7.88		9/15/23	450,000		493,020
Sprint Communications,
Sr. Unscd. Notes	7.00		8/15/20	325,000		348,563
Sprint Spectrum,
Sr. Scd. Notes	3.36		3/20/23	650,000	[b]	652,437
T-Mobile USA,
Gtd. Notes	6.63		4/1/23	550,000		585,860
						3,903,841
U.S. Government Agencies/Mortgage-Backed - 1.2%
Government National Mortgage Association,
Ser. 2011-53 (Interest Only)	0.38		5/16/51	427,564	[c,h]	11,814
Government National Mortgage Association,
Ser. 2011-77 (Interest Only)	0.53		4/16/42	249,267	[c,h]	9,634
Government National Mortgage Association,
Ser. 2012-125 (Interest Only)	0.51		2/16/53	21,173,649	[c,h]	741,440
Government National Mortgage Association,
Ser. 2012-84, Cl. SG (Interest Only)	0.58		7/20/42	1,169,723	[c,h]	254,581
Government National Mortgage Association,
Ser. 2015-105 Cl. CI (Interest Only)	3.50		3/20/39	2,588,484	[h]	247,373
Government National Mortgage Association,
Ser. 2015-16, Cl. IL (Interest Only)	4.00		3/20/42	988,004	[h]	138,924
Government National Mortgage Association,
Ser. 2015-162, Cl. IM (Interest Only)	5.42		11/20/45	1,969,410	[c,h]	449,764
						1,853,530
U.S. Government Securities - 7.2%
U.S. Treasury Inflation Protected Securities,
Notes	0.63		1/15/26	10,894,455	[i]	11,118,271
Utilities - 1.0%
Calpine,
Sr. Unscd. Notes	5.50		2/1/24	275,000		269,500
Dominion Resources,
Jr. Sub. Notes	2.96		7/1/19	950,000	[c]	963,408
Dynegy,
Gtd. Notes	7.38		11/1/22	265,000		263,013
						1,495,921
Total Bonds and Notes
(cost $143,934,472)						144,155,830
Floating Rate Loan Interests - 2.8%
Consumer Discretionary - .3%
Hilton Worldwide Finance,
B-1 Term Loan	3.50		9/23/20	63,093	[c]	63,867
Hilton Worldwide Finance,
B-2 Term Loan	3.25		10/25/23	357,828	[c]	361,834
						425,701
Health Care - 1.0%
Catalent Pharma Solutions,
Dollar Term Loan	3.75		5/7/21	817,828	[c]	827,028

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 2.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - 1.0% (continued)
Onex Carestream Finance,
First Lien Term Loan	5.00	6/7/19	787,670	[c]	758,133
					1,585,161
Materials - 1.0%
Ineos U.S. Finance,
Dollar Term Loan	3.75	12/15/20	626,294	[c]	629,817
Univar USA,
Dollar Term Loan	4.25	6/24/22	907,490	[c]	907,276
					1,537,093
Real Estate - .5%
Capital Automotive,
Tranche B-1 Term Loan	4.00	4/10/19	746,508	[c]	752,458
Total Floating Rate Loan Interests
(cost $4,311,611)					4,300,413
			Face Amount
			Covered by
Options Purchased - .0%			Contracts ($)		Value ($)
Put Options - .0%
Mexican New Peso,
February 2017 @ MXN 18.17
(cost $59,238)			5,400,000		0

	Yield at
	Date of	Maturity	Principal
Short-Term Investments - 1.8%	Purchase (%)	Date	Amount ($)		Value ($)
U.S. Treasury Bills
(cost $2,846,640)	0.50	4/27/17	2,850,000	[j]	2,846,660
Other Investment - 1.5%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $2,308,688)			2,308,688	[k]	2,308,688
Investment of Cash Collateral for
Securities Loaned - 2.0%
Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Hamilton Shares
(cost $3,075,250)			3,075,250	[k]	3,075,250
Total Investments (cost $156,535,899)			101.1%		156,686,841
Liabilities, Less Cash and Receivables			(1.1%)		(1,757,235)
Net Assets			100.0%		154,929,606

a Principal amount stated in U.S. Dollars unless otherwise noted.
ARS—Argentine Peso
BRL—Brazilian Real
CAD—Canadian Dollar
COP—Colombian Peso
EUR—Euro
HUF—Hungarian Forint
JPY—Japanese Yen
MXN—Mexican Peso

GO—General Obligation

NZD—New Zealand Dollar
PLN—Polish Zloty
RUB—Russian Ruble
TRY—Turkish Lira

b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $45,332,358 or 29.26% of net assets.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d	Security, or portion thereof, on loan. At January 31, 2017, the value of the fund’s securities on loan was $2,981,270 and the value of the collateral held by the fund was $3,075,250.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Mexican Consumer Price Index.
g	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
h	Notional face amount shown.
i	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
j	Held by or on behalf of a counterparty for open futures contracts.
k	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Foreign/Governmental	31.5
Corporate Bonds	30.5
Asset-Backed	17.1
U.S. Government and Agency/Mortgage-Backed	8.3
Short-Term/Money Market Investments	5.3
Commercial Mortgage-Backed	4.4
Floating Rate Loan Interests	2.8
Municipal Bonds	1.0
Residential Mortgage-Backed	.2
Options Purchased	.0
101.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	26,527,605	-	26,527,605
Commercial
Mortgage-Backed	-	6,801,632	-	6,801,632
Corporate Bonds†	-	47,098,569	-	47,098,569
Floating Rate Loan Interests†	-	4,300,413	-	4,300,413
Foreign Government	-	48,872,385	-	48,872,385
Municipal Bonds†	-	1,568,250	-	1,568,250
Registered Investment Companies	5,383,938	-	-	5,383,938
Residential Mortgage-Backed	-	315,588	-	315,588
U.S. Government Agencies/
Mortgage-Backed	-	1,853,530	-	1,853,530
U.S. Treasury	-	13,964,931	-	13,964,931
Other Financial Instruments:
Futures††	248,486	-	-	248,486
Forward Foreign Currency
Exchange Contracts††	-	223,578	-	223,578
Options Purchased	-	0	-	0
Swaps††	-	1,643,832	-	1,643,832
Liabilities ($)
Other Financial Instruments:

Futures††	(148,849)	-	-	(148,849)
Forward Foreign Currency
Exchange Contracts††	-	(876,758)	-	(876,758)
Options Written	-	(122,890)	-	(122,890)
Swaps††	-	(4,641)	-	(4,641)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Opportunistic Fixed Income Fund
January 31, 2017 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Futures Long
Australian 3 Year Bond	580	49,181,037	March 2017	73,788
Canadian 10 Year Bond	64	6,759,777	March 2017	30,841
Euro BTP Italian Government Bond	15	2,119,771	March 2017	(30,811)
Euro-Bobl	53	7,606,002	March 2017	13,850
French Government Long Bond	25	3,990,662	March 2017	(51,205)
Japanese 10 Year Bond	2	2,654,858	March 2017	(5,323)
U.S. Treasury 5 Year Notes	11	1,296,539	March 2017	1,501
Futures Short
Australian 10 Year Bond	21	(2,043,292)	March 2017	(14,171)
Euro 30 Year Bond	24	(4,331,840)	March 2017	95,832
Euro-Bond	95	(16,626,923)	March 2017	(45,359)
U.S. Treasury 2 Year Notes	69	(14,958,984)	March 2017	(1,980)
U.S. Treasury Long Bond	17	(2,564,344)	March 2017	10,592
U.S. Treasury Ultra Long Bond	35	(5,624,062)	March 2017	22,082
Gross Unrealized Appreciation				248,486
Gross Unrealized Depreciation				(148,849)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement

NOTES

of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date

NOTES

the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at January 31, 2017:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Australian Dollar,
Expiring
2/28/2017	6,200,000	4,675,718	4,699,132	23,414
Citigroup
Brazilian Real,
Expiring
4/4/2017	1,830,000	566,388	571,401	5,013
Indonesian
Rupiah,
Expiring
4/3/2017	44,172,070,000	3,264,750	3,288,504	23,754
Swedish Krona,
Expiring
2/28/2017	56,300,000	6,373,951	6,443,608	69,657
Credit Suisse International
Euro,
Expiring
2/28/2017	240,000	258,242	259,329	1,087
JP Morgan Chase Bank
Brazilian Real,
Expiring
2/2/2017	2,900,000	850,115	919,792	69,677
Morgan Stanley Capital Services
Japanese Yen,
Expiring
2/28/2017	178,840,000	1,565,349	1,585,015	19,666
Sales:
Bank of America
Euro,
Expiring
2/28/2017	2,896,000	3,099,864	3,129,240	(29,376)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Bank of America (continued)
New Zealand
Dollar,
Expiring
2/28/2017	6,510,000	4,718,838	4,772,549	(53,711)
Singapore Dollar,
Expiring
2/28/2017	2,455,000	1,731,311	1,742,333	(11,022)
South Korean
Won,
Expiring
4/3/2017	4,024,710,000	3,353,786	3,465,137	(111,351)
Citigroup
Brazilian Real,
Expiring
2/2/2017	2,900,000	898,776	919,792	(21,016)
Euro,
Expiring
2/28/2017	2,704,000	2,892,575	2,921,777	(29,202)
Goldman Sachs International
Euro,
Expiring
2/28/2017	2,933,000	3,137,855	3,169,220	(31,365)
Russian Ruble,
Expiring
4/3/2017	15,875,000	262,390	260,029	2,361
HSBC
Canadian Dollar,
Expiring
2/28/2017	6,885,000	5,258,037	5,292,350	(34,313)
Euro,
Expiring
2/28/2017	3,669,000	3,924,913	3,964,497	(39,584)
New Zealand
Dollar,
Expiring
2/28/2017	8,205,000	5,944,843	6,015,172	(70,329)
JP Morgan Chase Bank
Brazilian Real,
Expiring
4/4/2017	3,415,000	1,075,252	1,066,303	8,949
Euro,
Expiring
2/28/2017	4,828,000	5,165,019	5,216,841	(51,822)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
JP Morgan Chase Bank (continued)
Hungarian Forint,
Expiring
4/3/2017	615,280,000	2,098,356	2,146,724	(48,368)
Mexican New
Peso,
Expiring
4/3/2017	29,660,000	1,375,842	1,409,669	(33,827)
Polish Zloty,
Expiring
4/3/2017	11,275,000	2,703,837	2,812,852	(109,015)
Taiwan Dollar,
Expiring
4/7/2017	158,205,000	4,954,744	5,057,187	(102,443)
UBS
Euro,
Expiring
2/28/2017	4,345,000	4,648,998	4,694,941	(45,943)
Japanese Yen,
Expiring
2/28/2017	793,125,000	6,975,201	7,029,272	(54,071)
Gross Unrealized Appreciation				223,578
Gross Unrealized Depreciation				(876,758)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin

NOTES

deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at January 31, 2017:

Centrally Cleared Interest Rate Swaps

			(Pay)
			Receive
Notional	Currency/		Fixed		Unrealized Appreciation
Amount($)†	Floating Rate	Counterparty	Rate (%)	Expiration	($)
	JPY 6-MONTH JP	Morgan Chase
195,000,000	LIBOR	Bank	0.63	3/29/2046	113,257
	USD - 3	Goldman Sachs
12,000,000	MONTH LIBOR	International	1.63	10/13/2026	707,244
	USD - 3	JP Morgan Chase
4,200,000	MONTH LIBOR	Bank	1.80	9/28/2046	737,472
	JPY 6-MONTH	JP Morgan Chase
144,400,000	LIBOR	Bank	0.62	4/4/2046	85,859
Gross Unrealized Appreciation					1,643,832
† Clearing House-Chicago Mercantile Exchange

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk

NOTES

exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. The following summarizes open credit default swaps entered into by the fund at January 31, 2017:

Centrally Cleared Credit Default Swaps

		(Pay)			Upfront
		Receive			Premiums
Reference	Notional	Fixed	Implied Credit	Market Value	Received	Unrealized
Obligation ($)†	Amount($)[1]	Rate (%)	Spread(%)[2]	($)	(Paid) ($)	(Depreciation) ($)
Purchased Contracts: [3]
Bank of America
ITRAXX S26 INDEX
12/20/2021††	1,500,000	5.00	301.50	(150,704)	(146,063)	(4,641)

Gross Unrealized Depreciation						(4,641)

†	Clearing House-Chicago Mercantile Exchange
††	Expiration Date

1

The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2

Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.

NOTES

The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted”), indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

3

If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

At January 31, 2017, accumulated net unrealized appreciation on investments was $106,352, consisting of $2,946,496 gross unrealized appreciation and $2,840,144 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
January 31, 2017 (Unaudited)

Common Stocks - 99.3%	Shares	Value ($)
Banks - 4.8%
JPMorgan Chase & Co.	74,300	6,288,009
Wells Fargo & Co.	42,600	2,399,658
		8,687,667
Capital Goods - 1.4%
United Technologies	23,400	2,566,278
Consumer Durables & Apparel - 1.1%
NIKE, Cl. B	38,660	2,045,114
Consumer Services - 1.8%
McDonald's	25,950	3,180,691
Diversified Financials - 5.9%
American Express	33,500	2,558,730
BlackRock	10,600	3,964,188
Intercontinental Exchange	37,000	2,159,320
State Street	25,300	1,927,860
		10,610,098
Energy - 9.5%
Chevron	47,800	5,322,530
ConocoPhillips	37,700	1,838,252
Exxon Mobil	84,512	7,089,712
Occidental Petroleum	42,400	2,873,448
		17,123,942
Food & Staples Retailing - 2.6%
Walgreens Boots Alliance	46,200	3,785,628
Whole Foods Market	28,800	870,336
		4,655,964
Food, Beverage & Tobacco - 19.6%
Altria Group	101,400	7,217,652
Anheuser-Busch InBev, ADR	7,200	750,672
Coca-Cola	136,000	5,653,520
Constellation Brands, Cl. A	5,800	868,608
Nestle, ADR	68,750	5,033,875
PepsiCo	40,100	4,161,578
Philip Morris International	121,700	11,699,021
		35,384,926

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Health Care Equipment & Services - 2.7%
Abbott Laboratories	68,800		2,873,776
UnitedHealth Group	12,200		1,977,620
			4,851,396
Household & Personal Products - 3.6%
Estee Lauder, Cl. A	44,400		3,605,724
Procter & Gamble	32,400		2,838,240
			6,443,964
Insurance - 2.7%
Chubb	36,600		4,812,534
Materials - 1.7%
Air Products & Chemicals	5,000		698,800
Praxair	19,300		2,285,892
			2,984,692
Media - 6.3%
Comcast, Cl. A	56,400		4,253,688
Twenty-First Century Fox, Cl. A	35,550		1,115,559
Twenty-First Century Fox, Cl. B	50,000		1,550,500
Walt Disney	39,700		4,392,805
			11,312,552
Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
AbbVie	65,000		3,972,150
Celgene	19,000	[a]	2,206,850
Gilead Sciences	19,900		1,441,755
Novartis, ADR	28,500	[b]	2,106,720
Novo Nordisk, ADR	82,175		2,972,270
Roche Holding, ADR	121,800		3,649,128
			16,348,873
Semiconductors & Semiconductor Equipment - 4.6%
ASML Holding	18,400	[b]	2,233,760
Texas Instruments	70,700		5,340,678
Xilinx	13,600		791,520
			8,365,958
Software & Services - 14.7%
Alphabet, Cl. C	7,318	[a]	5,830,909
Automatic Data Processing	9,840		993,742
Facebook, Cl. A	55,900	[a]	7,284,888
Microsoft	100,245		6,480,839
Oracle	53,300		2,137,863
VeriSign	11,000	[a,b]	882,310

Common Stocks - 99.3% (continued)	Shares	Value ($)
Software & Services - 14.7% (continued)
Visa, Cl. A	34,000	2,812,140
		26,422,691
Technology Hardware & Equipment - 5.6%
Apple	83,000	10,072,050
Transportation - 1.6%
Canadian Pacific Railway	18,900	2,856,546
Total Common Stocks (cost $108,900,850)		178,725,936
Other Investment - .7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $1,343,950)	1,343,950 [c]	1,343,950
Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $2,263,413)	2,263,413 [c]	2,263,413
Total Investments (cost $112,508,213)	101.3%	182,333,299
Liabilities, Less Cash and Receivables	(1.3%)	(2,331,111)
Net Assets	100.0%	180,002,188

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At January 31, 2017, the value of the fund’s securities on loan was $4,795,981 and the value of the collateral held by the fund was $4,881,111, consisting of cash collateral of $2,263,413 and U.S. Government & Agency securities valued at $2,617,698.

[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Food, Beverage & Tobacco	19.6
Software & Services	14.7
Energy	9.5
Pharmaceuticals, Biotechnology & Life Sciences	9.1
Media	6.3
Diversified Financials	5.9
Technology Hardware & Equipment	5.6
Banks	4.8
Semiconductors & Semiconductor Equipment	4.6
Household & Personal Products	3.6
Health Care Equipment & Services	2.7
Insurance	2.7
Food & Staples Retailing	2.6
Money Market Investments	2.0
Consumer Services	1.8
Materials	1.7
Transportation	1.6
Capital Goods	1.4
Consumer Durables & Apparel	1.1
101.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	159,122,965	-	-	159,122,965
Equity Securities—
Foreign Common
Stocks†	19,602,971	-	-	19,602,971
Registered Investment
Companies	3,607,363	-	-	3,607,363

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At January 31, 2017, accumulated net unrealized appreciation on investments was $69,825,086, consisting of $71,184,548 gross unrealized appreciation and $1,359,462 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)